UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 8 of its series:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

July 31, 2018

Retail Money Market Funds

∎	Wells Fargo Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Yields on money market funds benefited during the period.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Money Market Fund for the six-month period that ended July 31, 2018. Yields on money market funds benefited during the period. As the U.S. Federal Reserve (the Fed) moved toward a more normalized monetary policy after an extended term of low interest rates following the global financial crisis during 2007 and 2008, its steady pace of interest rate increases helped raise yields on short-term money market instruments.

Globally, stock markets followed a less consistent path during the period. After advancing during the summer and fall of 2017 in a roughly synchronized way, economic growth and stock markets globally diverged during the first seven months of 2018. For fixed-income investors, higher U.S. interest rates, rising inflation, and intensifying global geopolitical tensions tended to restrain taxable bond prices while high-yield and municipal bond investors generally enjoyed positive returns.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 0.70%, and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 6.66%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 dropped 11.94%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.45% while fixed-income investments outside the U.S. fell 4.57%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 added 1.18%, and the ICE BofAML U.S. High Yield Index7 was up 0.55%.

Volatility reemerged during the first quarter of 2018 as economic signals were mixed.

The first quarter of 2018 began with stock market gains in January following U.S. tax reform that lowered rates for individuals and corporations and deregulation advanced in some economic sectors. Then, investor optimism was supplanted by several concerns. Trade tensions intensified, particularly between the U.S. and China. The U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April. The S&P 500 Index closed the first quarter with a negative return, the first negative quarterly return for the index since 2014.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index For All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because most of the country’s population lives in highly populated areas, which represent close to 90% of the total population. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Money Market Fund	3

The Fed increased the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) in March 2018 and the rate of inflation reached the Fed’s 2% target for the first time in a year. The unemployment rate fell to 4.1%. The third revision of first-quarter gross domestic product (GDP) growth by the U.S. Bureau of Economic Analysis released during June 2018 was lowered to 2.0%.

Overseas, investment market returns reversed the strong returns of 2017. After having gained 27.19% for the 12-month period that ended on December 31, 2017, the MSCI ACWI ex USA Index (Net) fell 1.46% for the seven-month period that ended July 31, 2018. The U.S. dollar strengthened relative to local currencies, which served to restrain returns.

Global trade tensions escalated during the second quarter and into the third quarter of 2018.

Global trade tensions escalated as the second quarter of 2018 opened and equity markets fell in response before resuming upward momentum later in April. The U.S. government imposed tariffs on products and commodities imported from other markets in North America, Europe, and Asia. In retaliation, governments imposed tariffs on U.S. products and commodities. In addition, the U.S. pushed its North American neighbors to renegotiate the North American Free Trade Agreement, furthering trade tensions and investor uncertainty.

The CPI-U8 added 0.2% in May after a similar increase in April. On a year-over-year basis, the all-items index rose 2.8% for the 12 months that ended May 31, continuing its upward trend since the beginning of the year. The index for all items less food and energy rose 2.2% for the same 12-month period. Interest rates generally increased and the bond markets tended to decline.

During June 2018, the Fed increased the federal funds rate by 25 bps. Investment markets began to anticipate two more rate increases in 2018. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, on January 1, 2018, to 2.96% and 3.08%, respectively, on July 31, 2018. While higher at the end of the period, rates were off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates.

The unemployment rate fell to 3.9% in July after ticking up slightly in June from May’s 3.8% level, according to the U.S. Department of Labor. The annualized rate of GDP growth for the second quarter of 2018 was reported in July to be 4.1%, the highest level since the third quarter of 2014, according to the U.S. Bureau of Economic Analysis.

Internationally, the prospects for a smooth U.K. Brexit agreement was cast into doubt as members of Prime Minister Theresa May’s negotiating team resigned. Despite the uncertainty, the period closed with expectations that the Bank of England’s Monetary Policy Committee in July would announce an increase in its key interest rate to 0.75%, which it did in early August.

Meanwhile, central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, People’s Bank of China monetary policies shifted with cuts to reserve requirement ratios and implementation of supportive measures such as accelerated infrastructure spending and tax cuts for small and medium enterprises and for individuals. Nevertheless, a strengthening U.S. dollar and the tensions associated with trade policies remained headwinds for investors overseas.

4	Wells Fargo Money Market Fund	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	–	–	–	1.08	0.28	0.23	0.70	0.60
Class C*	6-30-2010	(0.67)	0.07	0.09	0.33	0.07	0.09	1.45	1.35
Premier Class (WMPXX)	3-31-2016	–	–	–	1.52	0.47	0.33	0.31	0.20
Service Class (WMOXX)	6-30-2010	–	–	–	1.22	0.33	0.27	0.60	0.50

Yield summary (%) as of July 31, 20183

	Class A	Class C*	Premier Class	Service Class
7-day current yield	1.58	0.83	1.98	1.68
7-day compound yield	1.60	0.83	2.00	1.69
30-day simple yield	1.60	0.84	1.99	1.69
30-day compound yield	1.61	0.85	2.01	1.71
*	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Money Market Fund	7

Portfolio composition as of July 31, 2018[4]

Effective maturity distribution as of July 31, 2018[4]

Weighted average maturity as of July 31, 2018[5]
14 days

Weighted average life as of July 31, 2018[6]
42 days

[1]

Historical performance shown for Class C shares prior to their inception reflects the performance of the former Class B shares. Historical performance shown for the Premier Class shares prior to its inception reflects the performance of Class A shares, and includes expenses that are not applicable to and higher than those of the Premier Class shares. Historical performance shown for Service Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Service Class shares would be higher.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through May 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.46%, 0.70%, 1.85%, 1.56%, and for Class A, Class C, Premier Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2-1-2018	Ending account value 7-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,006.77	$3.19	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%
Class C
Actual	$1,000.00	$1,002.99	$6.97	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%
Premier Class
Actual	$1,000.00	$1,008.89	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,007.39	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 21.21%
ABN AMRO Funding LLC	1.95%	8-1-2018	$15,000,000	$15,000,000
Australia & New Zealand Banking Group	1.89	8-1-2018	14,000,000	14,000,000
BNP Paribas (3 Month LIBOR +0.15%) ±	2.49	9-28-2018	3,000,000	3,000,000
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.34	7-19-2019	7,000,000	7,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.25%) ±	2.59	4-3-2019	2,000,000	2,000,000
Credit Industriel et Commercial (z)	2.28	8-20-2018	2,000,000	1,997,603
Credit Suisse AG (3 Month LIBOR +0.10%) ±	2.43	9-21-2018	2,000,000	2,000,000
DNB Nor Bank ASA	2.26	8-1-2018	2,000,000	2,000,000
HSBC Bank plc	1.95	8-1-2018	10,000,000	10,000,000
HSBC Bank plc (3 Month LIBOR +0.18%) ±	2.54	5-10-2019	2,500,000	2,500,000
KBC Bank	2.20	9-12-2018	5,000,000	5,000,000
Mitsubishi Trust & Bank (1 Month LIBOR +0.23%) ±	2.30	1-17-2019	5,000,000	5,000,000
Mitsubishi Trust & Bank (1 Month LIBOR +0.30%) ±	2.37	1-14-2019	2,000,000	2,000,000
Mizuho Bank Limited (1 Month LIBOR +0.25%) ±	2.32	11-26-2018	5,000,000	5,000,000
National Bank of Kuwait	1.91	8-1-2018	15,675,000	15,675,000
Natixis (1 Month LIBOR +0.25%) ±	2.35	12-10-2018	3,000,000	3,000,000
Natixis (1 Month LIBOR +0.44%) ±	2.51	9-17-2018	3,000,000	3,000,000
Norinchukin Bank (1 Month LIBOR +0.30%) ±	2.39	9-10-2018	3,000,000	3,000,000
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.30%) ±	2.39	9-6-2018	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.25%) ±	2.35	9-7-2018	4,000,000	4,000,000
Sumitomo Mitsui Trust NY (3 Month LIBOR +0.05%) ±	2.37	12-4-2018	5,000,000	5,000,000
Sumitomo Mitsui Trust NY (1 Month LIBOR +0.43%) ±	2.51	10-11-2018	4,000,000	4,000,000
Svenska Handelsbanken (1 Month LIBOR +0.16%) ±	2.25	9-6-2018	2,000,000	2,000,000
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	2.29	8-10-2018	2,000,000	2,000,000
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	2.32	12-6-2018	2,000,000	2,000,000

Total Certificates of Deposit (Cost $122,172,603)				122,172,603

Commercial Paper: 49.27%

Asset-Backed Commercial Paper: 20.78%
Albion Capital Corporation (z)	2.13	8-20-2018	1,000,000	998,876
Alpine Securitization Limited (1 Month LIBOR +0.33%) 144A±	2.42	9-6-2018	8,000,000	8,000,000
Anglesea Funding LLC (1 Month LIBOR +0.23%) 144A±	2.32	12-28-2018	7,000,000	7,000,000
Anglesea Funding LLC (1 Month LIBOR +0.27%) 144A±	2.34	10-23-2018	3,000,000	3,000,000
Antalis SA 144A(z)	2.10	8-13-2018	2,000,000	1,998,600
Antalis SA 144A(z)	2.21	8-20-2018	2,000,000	1,997,678
Antalis SA 144A(z)	2.36	8-9-2018	3,000,000	2,998,433
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.32%) 144A±	2.41	11-1-2018	4,000,000	4,000,000
Bennington Stark Capital Company 144A(z)	2.33	8-22-2018	2,000,000	1,997,293
Cedar Spring Capital Company 144A(z)	2.15	8-3-2018	3,000,000	2,999,642
Cedar Spring Capital Company 144A(z)	2.16	9-12-2018	4,000,000	3,989,967
Cedar Spring Capital Company 144A(z)	2.39	9-7-2018	2,000,000	1,995,108
Chesham Finance Limited 144A(z)	2.00	8-1-2018	12,000,000	12,000,000
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.22%) 144A±	2.56	1-2-2019	3,000,000	2,999,991
Concord Minutemen Capital Company LLC 144A(z)	2.38	10-29-2018	2,000,000	1,988,282
Crown Point Capital Company LLC (1 Month LIBOR +0.37%) 144A±	2.45	9-19-2018	7,000,000	7,000,000
Gotham Funding Corporation 144A(z)	2.12	8-10-2018	1,000,000	999,470
Great Bridge Capital Company LLC 144A(z)	2.41	9-18-2018	1,000,000	996,800
Institutional Secured Funding LLC 144A(z)	2.04	8-1-2018	8,000,000	8,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Institutional Secured Funding LLC 144A(z)	2.10%	8-2-2018	$5,000,000	$4,999,708
Kells Funding LLC 144A(z)	2.25	10-9-2018	1,000,000	995,707
Legacy Capital Company 144A(z)	2.18	9-17-2018	3,828,000	3,817,155
Lexington Parker Capital 144A(z)	2.16	9-7-2018	3,000,000	2,993,371
Manhattan Asset Funding Company LLC 144A(z)	2.12	8-7-2018	3,000,000	2,998,940
Matchpoint Finance plc 144A(z)	1.95	8-1-2018	7,000,000	7,000,000
Mountcliff Funding LLC 144A(z)	2.00	8-1-2018	7,000,000	7,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.25%) 144A±	2.33	2-28-2019	3,000,000	3,000,000
Nieuw Amsterdam Receivables 144A(z)	2.18	9-24-2018	2,000,000	1,993,490
Old Line Funding LLC (1 Month LIBOR +0.45%) 144A±	2.52	9-24-2018	4,000,000	4,000,000
White Plains Capital 144A(z)	2.36	9-5-2018	5,000,000	4,988,576
White Plains Capital 144A(z)	2.54	10-10-2018	1,000,000	995,100

				119,742,187

Financial Company Commercial Paper: 21.03%
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) 144A±	2.24	8-14-2018	2,000,000	2,000,000
Banco Santander Chile 144A(z)	2.41	9-20-2018	3,000,000	2,990,000
Bank Nederlandse Gemeenten 144A(z)	2.06	8-10-2018	5,000,000	4,997,425
Bank of Nova Scotia (3 Month LIBOR +0.21%) 144A±	2.54	12-21-2018	3,000,000	3,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.10%) 144A±	2.46	5-3-2019	4,000,000	4,000,000
DBS Bank Limited 144A(z)	2.27	10-19-2018	3,000,000	2,985,122
Federation Des Caisses 144A(z)	2.08	8-1-2018	4,200,000	4,200,000
Federation Des Caisses (1 Month LIBOR +0.26%) 144A±	2.34	2-11-2019	3,000,000	3,000,000
Federation Des Caisses (1 Month LIBOR +0.30%) 144A±	2.36	6-25-2019	2,000,000	2,000,000
Federation Des Caisses (3 Month LIBOR +0.13%) 144A±	2.46	5-22-2019	1,000,000	1,000,000
HSBC Bank plc (1 Month LIBOR +0.42%) 144A±	2.52	5-7-2019	2,000,000	2,000,000
ING Funding LLC (3 Month LIBOR +0.16%) ±	2.50	1-7-2019	4,000,000	4,000,000
ING Funding LLC (1 Month LIBOR +0.25%) ±	2.33	2-11-2019	2,000,000	2,000,019
Intercontinental Exchange 144A(z)	1.95	8-1-2018	12,000,000	12,000,000
Intercontinental Exchange 144A(z)	1.95	8-3-2018	3,000,000	2,999,675
Massachusetts Mutual Life Insurance Company 144A(z)	2.00	8-9-2018	10,000,000	9,995,556
National Australia Bank Limited (1 Month LIBOR +0.16%) 144A±	2.25	8-1-2018	1,000,000	1,000,000
National Australia Bank Limited (1 Month LIBOR +0.18%) 144A±	2.25	9-13-2018	4,000,000	4,000,000
National Securities Clearing Corporation 144A(z)	1.90	8-1-2018	4,000,000	4,000,000
Nederlandse Waterschapsbank NV 144A(z)	2.06	8-13-2018	5,000,000	4,996,567
Nederlandse Waterschapsbank NV 144A(z)	2.06	8-14-2018	4,000,000	3,997,024
NRW Bank 144A(z)	2.00	8-7-2018	5,000,000	4,998,333
Oversea-Chinese Banking Corporation 144A(z)	2.13	9-17-2018	2,000,000	1,994,464
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	2.33	1-11-2019	2,000,000	2,000,000
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	2.34	1-10-2019	2,000,000	1,999,929
Oversea-Chinese Banking Corporation (3 Month LIBOR +0.14%) 144A±	2.50	5-10-2019	2,000,000	2,000,000
Quebec Province 144A(z)	1.98	8-13-2018	5,000,000	4,996,700
Sumitomo Mitsui Trust 144A(z)	2.30	10-15-2018	2,000,000	1,990,458
Toronto Dominion Bank (1 Month LIBOR +0.30%) 144A±	2.39	12-3-2018	4,000,000	4,000,000
Toronto Dominion Bank (3 Month LIBOR +0.14%) 144A±	2.50	5-2-2019	3,000,000	3,000,000
UBS AG London (1 Month LIBOR +0.24%) 144A±	2.34	8-7-2018	4,000,000	4,000,000
UBS AG London (3 Month LIBOR +0.19%) 144A±	2.52	12-10-2018	3,000,000	3,000,000
Westpac Banking Corporation (1 Month LIBOR +0.18%) 144A±	2.25	8-16-2018	1,000,000	1,000,000
Westpac Banking Corporation (3 Month LIBOR +0.10%) 144A±	2.41	5-31-2019	5,000,000	5,000,000

				121,141,272

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper: 7.46%
China International Marine Containers Company Limited (z)	2.35%	8-13-2018	$1,000,000	$999,217
CNPC Finance Limited 144A(z)	2.38	8-2-2018	3,000,000	2,999,802
Glaxosmithkline LLC 144A(z)	2.04	8-13-2018	10,000,000	9,993,200
Komatsu Finance America Incorporated 144A(z)	2.00	8-3-2018	12,000,000	11,998,665
Omers Finance Trust 144A(z)	2.06	8-24-2018	5,000,000	4,993,419
Salt River Project Agricultura (z)	2.21	9-17-2018	2,000,000	1,994,256
Salt River Project Agricultura (z)	2.21	9-18-2018	2,000,000	1,994,133
Toyota Credit Canada Incorporated (1 Month LIBOR +0.42%) ±	2.50	10-15-2018	3,000,000	3,000,000
Toyota Finance Australia Limited (3 Month LIBOR +0.08%) ±	2.41	2-15-2019	3,000,000	3,000,000
Toyota Finance Australia Limited (3 Month LIBOR +0.09%) ±	2.43	3-22-2019	2,000,000	2,000,000

				42,972,692

Total Commercial Paper (Cost $283,856,151)				283,856,151

Municipal Obligations: 14.12%

California: 0.17%

Other Municipal Debt: 0.17%
Orange County CA Water District (Water Utilities)	2.12	8-6-2018	1,000,000	1,000,000

Colorado: 1.55%

Variable Rate Demand Notes ø: 1.55%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.02	5-1-2052	3,925,000	3,925,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.57	10-29-2027	5,000,000	5,000,000

				8,925,000

Florida: 0.35%

Other Municipal Debt: 0.35%
Hillsborough County FL (Miscellaneous Revenue)	2.32	8-23-2018	2,000,000	2,000,000

Georgia: 2.21%

Other Municipal Debt: 0.52%
Municipal Electric Authority of Georgia (Utilities Revenue)	2.10	8-2-2018	3,000,000	3,000,000

Variable Rate Demand Notes ø: 1.69%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	2.06	10-1-2039	4,715,000	4,715,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	2.22	12-1-2022	5,000,000	5,000,000

				9,715,000

Illinois: 0.17%

Variable Rate Demand Note ø: 0.17%
Tender Option Bond Trust Receipts (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.57	4-1-2048	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 0.69%

Other Municipal Debt: 0.69%
Massachusetts Educational Financing Authority (Education Revenue)	2.17%	8-30-2018	$4,000,000	$4,000,000

New York: 2.95%

Other Municipal Debt: 0.52%
Long Island Power Authority (Utilities Revenue)	2.23	9-19-2018	3,000,000	3,000,000

Variable Rate Demand Notes ø: 2.43%
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.23	11-1-2049	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.43	12-1-2019	4,000,000	4,000,000

				14,000,000

Oregon: 1.65%

Other Municipal Debt: 0.78%
Port of Portland OR (Transportation Revenue)	2.20	8-9-2018	4,500,000	4,500,000

Variable Rate Demand Note ø: 0.87%
Tender Option Bond Trust Receipts/Certificates Series ZF2515 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.03	5-1-2035	5,000,000	5,000,000

Other: 2.64%

Variable Rate Demand Notes ø: 2.64%
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	2.08	4-1-2047	6,970,000	6,970,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.03	6-1-2035	1,000,000	1,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	2.08	2-1-2056	4,240,000	4,240,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.08	2-1-2056	3,000,000	3,000,000

				15,210,000

Pennsylvania: 0.35%

Variable Rate Demand Note ø: 0.35%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.43	12-1-2019	2,000,000	2,000,000

Tennessee: 0.87%

Variable Rate Demand Note ø: 0.87%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	2.22	12-1-2024	5,000,000	5,000,000

Texas: 0.52%

Other Municipal Debt: 0.52%
Texas Public Finance Authority (Miscellaneous Revenue)	2.11	8-8-2018	3,000,000	3,000,000

Total Municipal Obligations (Cost $81,350,000)				81,350,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Other Notes: 2.60%

Corporate Bonds and Notes: 2.60%
Cellmark Incorporated Secured øø§	2.03%	6-1-2038	$4,000,000	$4,000,000
Invesco Dynamic Credit Opportunities Fund Series W-7 øø§	2.09	6-1-2028	5,000,000	5,000,000
US Bancorp (3 Month LIBOR +0.49%) ±	2.83	11-15-2018	6,000,000	6,006,540

Total Other Notes (Cost $15,006,540)				15,006,540

Repurchase Agreements ^^: 13.36%
Bank of America Corporation, dated 7-31-2018, maturity value $48,002,573 (1)	1.93	8-1-2018	48,000,000	48,000,000
GX Clarke & Company, dated 7-31-2018, maturity value $29,001,563 (2)	1.94	8-1-2018	29,000,000	29,000,000

Total Repurchase Agreements (Cost $77,000,000)				77,000,000

Total investments in securities (Cost $579,385,294)	100.56%	579,385,294
Other assets and liabilities, net	(0.56)	(3,236,057)

Total net assets	100.00%	$576,149,237

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00%, 4-20-2043 to 9-20-2045, fair value including accrued interest is $49,440,000.

(2)	U.S. government securities, 2.00% to 10.00%, 8-15-2018 to 2-1-2057, fair value including accrued interest is $29,870,000.

Abbreviations:

ACA	ACA Financial Guaranty Corporation

FHLB	Federal Home Loan Bank

HFA	Housing Finance Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

National	National Public Finance Guarantee Corporation

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Money Market Fund	Statement of assets and liabilities—July 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$502,385,294
Investments in repurchase agreements, at amortized cost	77,000,000
Cash	33,176
Receivable for Fund shares sold	2,734,939
Receivable for interest	601,392
Prepaid expenses and other assets	225,312

Total assets	582,980,113

Liabilities
Payable for investments purchased	6,043,363
Payable for Fund shares redeemed	435,628
Administration fees payable	92,434
Management fee payable	31,570
Dividends payable	10,808
Distribution fee payable	3,960
Accrued expenses and other liabilities	213,113

Total liabilities	6,830,876

Total net assets	$576,149,237

NET ASSETS CONSIST OF
Paid-in capital	$576,878,513
Overdistributed net investment income	(355,511)
Accumulated net realized losses on investments	(373,765)

Total net assets	$576,149,237

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$468,357,700
Shares outstanding – Class A1	468,088,537
Net asset value per share – Class A	$1.00
Net assets – Class C	$5,924,746
Shares outstanding – Class C1	5,921,267
Net asset value per share – Class C	$1.00
Net assets – Premier Class	$90,006,630
Shares outstanding – Premier Class[1]	89,955,291
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$11,860,161
Shares outstanding – Service Class[1]	11,853,332
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2018 (unaudited)	Wells Fargo Money Market Fund	15

Investment income
Interest	$4,931,065

Expenses
Management fee	734,407
Administration fees
Class A	509,172
Class C	7,712
Premier Class	4,775
Service Class	7,112
Shareholder servicing fees
Class A	578,605
Class C	8,763
Service Class	14,817
Distribution fee
Class C	26,289
Custody and accounting fees	12,992
Professional fees	25,230
Registration fees	46,230
Shareholder report expenses	272
Trustees’ fees and expenses	9,184
Other fees and expenses	12,824

Total expenses	1,998,384
Less: Fee waivers and/or expense reimbursements	(442,830)

Net expenses	1,555,554

Net investment income	3,375,511

Net realized gains on investments	1,873

Net increase in net assets resulting from operations	$3,377,384

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2018 (unaudited)		Year ended January 31, 2018

Operations
Net investment income		$3,375,511		$3,274,201
Net realized gains on investments		1,873		33,646

Net increase in net assets resulting from operations		3,377,384		3,307,847

Distributions to shareholders from
Net investment income
Class A		(3,149,695)		(3,150,526)
Class B		N/A		(4)[1]
Class C		(20,667)		(3,401)
Premier Class		(117,140)		(1,098)
Service Class		(88,009)		(119,172)

Total distributions to shareholders		(3,375,511)		(3,274,201)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	87,761,587	87,761,587	106,393,075	106,393,075
Class C	1,608,012	1,608,012	3,338,043	3,338,043
Premier Class	107,183,963	107,183,963	6,501	6,501
Service Class	1,473,724	1,473,724	4,295,757	4,295,757

		198,027,286		114,033,376

Reinvestment of distributions
Class A	3,112,281	3,112,281	3,062,652	3,062,652
Class B	N/A	N/A	4 [1]	4 [1]
Class C	20,426	20,426	3,322	3,322
Premier Class	116,212	116,212	564	564
Service Class	84,869	84,869	110,385	110,385

		3,333,788		3,176,927

Payment for shares redeemed
Class A	(84,885,965)	(84,885,965)	(187,066,557)	(187,066,557)
Class B	N/A	N/A	(195,599)[1]	(195,599)[1]
Class C	(3,464,462)	(3,464,462)	(8,870,153)	(8,870,153)
Premier Class	(17,445,801)	(17,445,801)	(6,507)	(6,507)
Service Class	(1,607,258)	(1,607,258)	(14,094,565)	(14,094,565)

		(107,403,486)		(210,233,381)

Net increase (decrease) in net assets resulting from capital share transactions		93,957,588		(93,023,078)

Total increase (decrease) in net assets		93,959,461		(92,989,432)

Net assets
Beginning of period		482,189,776		575,179,208

End of period		$576,149,237		$482,189,776

Overdistributed net investment income		$(355,511)		$(355,511)

[1]	For the period from February 1, 2017 to July 5, 2017. Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.68%	0.64%	0.05%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.85%	0.83%	0.82%	0.83%	0.82%
Net expenses	0.63%	0.65%	0.55%	0.29%	0.19%	0.22%
Net investment income	1.36%	0.63%	0.03%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$468,358	$462,416	$539,989	$1,205,785	$876,562	$1,468,645

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized. Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
CLASS C		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.30%	0.04%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.60%	1.58%	1.57%	1.58%	1.57%
Net expenses	1.38%	1.23%	0.60%	0.29%	0.19%	0.22%
Net investment income	0.59%	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$5,925	$7,763	$13,293	$16,617	$13,628	$16,270

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized. Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
PREMIER CLASS		2018	2017[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.89%	1.09%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.45%	0.45%
Net expenses	0.20%	0.20%	0.20%
Net investment income	1.96%	1.08%	0.43%
Supplemental data
Net assets, end of period (000s omitted)	$90,007	$101	$100

[1]	For the period from March 31, 2016 (commencement of class operations) to January 31, 2017.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SERVICE CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.74%	0.79%	0.11%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.74%	0.72%	0.72%	0.73%	0.72%
Net expenses	0.50%	0.50%	0.50%	0.28%	0.19%	0.22%
Net investment income	1.48%	0.74%	0.05%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,860	$11,910	$21,602	$274,245	$281,157	$334,659

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Money Market Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Money Market Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on July 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through July 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadvisers. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

22	Wells Fargo Money Market Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

As of January 31, 2018, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $375,638 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Money Market Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$122,172,603	$0	$122,172,603

Commercial Paper	0	283,856,151	0	283,856,151

Municipal obligations	0	81,350,000	0	81,350,000

Other notes	0	15,006,540	0	15,006,540
Rupurchase agreements	0	77,000,000	0	77,000,000
Total assets	$0	$579,385,294	$0	$579,385,294

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of the Fund increase. Prior to June 1, 2018, Fund Management received a fee at an annual rate which started at 0.35% and declined to 0.23% as the average daily net assets of the Fund increased. For the six months ended July 31, 2018, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A, an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the subadviser’s portion of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.22%
Premier Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific

24	Wells Fargo Money Market Fund	Notes to financial statements (unaudited)

expenses before fund level expenses. Funds Management has committed through May 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 1.35% for Class C shares, 0.20% for Premier Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2018, the Fund’s expenses were capped at 0.65% for Class A shares and 1.40% for Class C shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended July 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Goverance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue shield of Minnesota of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director 003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28	Wells Fargo Money Market Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Other information (unaudited)	Wells Fargo Money Market Fund	29

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Advisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

30	Wells Fargo Money Market Fund	Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”) and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than or in range of the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of, lower than, or equal to the median net operating expense ratios of the expense Groups for all share classes except Class C. The Board noted that the net operating expense ratio caps for the Fund’s Class A and Class C would be reduced.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes except Class A and Class C. The Board noted that the net operating expense ratio caps for the Fund’s Class A and Class C would be reduced. The Board also discussed and accepted Funds Management’s proposal to revise the Management Agreement to reduce the management fees paid by the Fund to Funds Management.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Money Market Fund	31

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund. The also Board discussed and accepted Funds Management’s proposal to revise the Management Agreement to reduce the management fees paid by the Fund to Funds Management.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

314805 09-18 SA306/SAR306 07-18

Semi-Annual Report

July 31, 2018

Retail Money Market Funds

∎	Wells Fargo National Tax-Free Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Yields on money market funds benefited during the period.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo National Tax-Free Money Market Fund for the six-month period that ended July 31, 2018. Yields on money market funds benefited during the period. As the U.S. Federal Reserve (the Fed) moved toward a more normalized monetary policy after an extended term of low interest rates following the global financial crisis during 2007 and 2008, its steady pace of interest rate increases helped raise yields on short-term money market instruments.

Globally, stock markets followed a less consistent path during the period. After advancing during the summer and fall of 2017 in a roughly synchronized way, economic growth and stock markets globally diverged during the first seven months of 2018. For fixed-income investors, higher U.S. interest rates, rising inflation, and intensifying global geopolitical tensions tended to restrain taxable bond prices while high-yield and municipal bond investors generally enjoyed positive returns.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 0.70%, and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 6.66%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 dropped 11.94%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.45% while fixed-income investments outside the U.S. fell 4.57%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 added 1.18%, and the ICE BofAML U.S. High Yield Index7 was up 0.55%.

Volatility reemerged during the first quarter of 2018 as economic signals were mixed.

The first quarter of 2018 began with stock market gains in January following U.S. tax reform that lowered rates for individuals and corporations and deregulation advanced in some economic sectors. Then, investor optimism was supplanted by several concerns. Trade tensions intensified, particularly between the U.S. and China. The U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April. The S&P 500 Index closed the first quarter with a negative return, the first negative quarterly return for the index since 2014.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index For All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because most of the country’s population lives in highly populated areas, which represent close to 90% of the total population. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo National Tax-Free Money Market Fund	3

The Fed increased the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) in March 2018 and the rate of inflation reached the Fed’s 2% target for the first time in a year. The unemployment rate fell to 4.1%. The third revision of first-quarter gross domestic product (GDP) growth by the U.S. Bureau of Economic Analysis released during June 2018 was lowered to 2.0%.

Overseas, investment market returns reversed the strong returns of 2017. After having gained 27.19% for the 12-month period that ended on December 31, 2017, the MSCI ACWI ex USA Index (Net) fell 1.46% for the seven-month period that ended July 31, 2018. The U.S. dollar strengthened relative to local currencies, which served to restrain returns.

Global trade tensions escalated during the second quarter and into the third quarter of 2018.

Global trade tensions escalated as the second quarter of 2018 opened and equity markets fell in response before resuming upward momentum later in April. The U.S. government imposed tariffs on products and commodities imported from other markets in North America, Europe, and Asia. In retaliation, governments imposed tariffs on U.S. products and commodities. In addition, the U.S. pushed its North American neighbors to renegotiate the North American Free Trade Agreement, furthering trade tensions and investor uncertainty.

The CPI-U8 added 0.2% in May after a similar increase in April. On a year-over-year basis, the all-items index rose 2.8% for the 12 months that ended May 31, continuing its upward trend since the beginning of the year. The index for all items less food and energy rose 2.2% for the same 12-month period. Interest rates generally increased and the bond markets tended to decline.

During June 2018, the Fed increased the federal funds rate by 25 bps. Investment markets began to anticipate two more rate increases in 2018. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, on January 1, 2018, to 2.96% and 3.08%, respectively, on July 31, 2018. While higher at the end of the period, rates were off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates.

The unemployment rate fell to 3.9% in July after ticking up slightly in June from May’s 3.8% level, according to the U.S. Department of Labor. The annualized rate of GDP growth for the second quarter of 2018 was reported in July to be 4.1%, the highest level since the third quarter of 2014, according to the U.S. Bureau of Economic Analysis.

Internationally, the prospects for a smooth U.K. Brexit agreement was cast into doubt as members of Prime Minister Theresa May’s negotiating team resigned. Despite the uncertainty, the period closed with expectations that the Bank of England’s Monetary Policy Committee in July would announce an increase in its key interest rate to 0.75%, which it did in early August.

Meanwhile, central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, People’s Bank of China monetary policies shifted with cuts to reserve requirement ratios and implementation of supportive measures such as accelerated infrastructure spending and tax cuts for small and medium enterprises and for individuals. Nevertheless, a strengthening U.S. dollar and the tensions associated with trade policies remained headwinds for investors overseas.

4	Wells Fargo National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo National Tax-Free Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of July 31, 2018

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (NWMXX)	7-28-2003	0.63	0.18	0.17	0.68	0.60
Administrator Class (WNTXX)	4-8-2005	0.96	0.32	0.28	0.41	0.30
Premier Class (WFNXX)	11-8-1999	1.06	0.37	0.33	0.29	0.20
Service Class (MMIXX)	8-3-1993	0.81	0.25	0.22	0.58	0.45

Yield summary (%) as of July 31, 20182

	Class A	Administrator Class	Premier Class	Service Class
7-day current yield	0.45	0.75	0.85	0.60
7-day compound yield	0.46	0.76	0.86	0.61
30-day simple yield	0.60	0.90	1.00	0.75
30-day compound yield	0.60	0.90	1.00	0.75

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo National Tax-Free Money Market Fund	7

Revenue source distribution as of July 31, 2018[3]

Effective maturity distribution as of July 31, 2018[3]

Weighted average maturity as of July 31, 2018[4]
6 days

Weighted average life as of July 31, 2018[5]
6 days

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.39%, 0.66%, 0.78%, and 0.49% for Class A, Administrator Class, Premier Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo National Tax-Free Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2018	Ending account value 7-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,003.71	$3.18	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%
Administrator Class
Actual	$1,000.00	$1,005.34	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Premier Class
Actual	$1,000.00	$1,005.84	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,004.59	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 101.96%

Alabama: 0.59%

Variable Rate Demand Note ø: 0.59%
Alabama Federal Aid Highway Finance Authority Series 2016-A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2373 (Tax Revenue, Citibank NA LIQ) 144A	0.97%	9-1-2024	$5,000,000	$5,000,000

Alaska: 0.48%

Variable Rate Demand Notes ø: 0.48%
Alaska Housing Finance Corporation Home Mortgage Series A MFHR (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.90	12-1-2040	1,500,000	1,500,000
Alaska Housing Finance Corporation Series B (Housing Revenue, FHLB SPA)	0.94	12-1-2041	2,505,000	2,505,000

				4,005,000

Arizona: 2.76%

Variable Rate Demand Notes ø: 2.76%
Arizona Health Facilities Authority Catholic West Series B (Health Revenue, Barclays Bank LOC)	0.98	7-1-2035	10,000,000	10,000,000
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2537 (Utilities Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.98	12-1-2037	3,215,000	3,215,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.97	7-1-2024	10,055,000	10,055,000

				23,270,000

California: 10.36%

Variable Rate Demand Notes ø: 10.36%
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.90	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority High Desert Foundation Project Series 2012A (Education Revenue, Union Bank NA LOC)	0.99	4-1-2042	1,180,000	1,180,000
California State University Series A Tender Option Bond Trust Receipts/Certificates Series 2017-XF2441 (Education Revenue, Citibank NA LIQ) 144A	0.90	5-1-2024	2,000,000	2,000,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	0.90	3-1-2057	14,575,000	14,575,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0579 (GO Revenue, TD Bank NA LIQ) 144A	0.94	11-1-2035	6,600,000	6,600,000
California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0580 (GO Revenue, TD Bank NA LIQ) 144A	0.94	11-1-2033	3,375,000	3,375,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-XF0669 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.95	2-1-2026	2,500,000	2,500,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-XF2630 (Health Revenue, Barclays Bank plc LIQ) 144A	0.96	8-1-2045	2,900,000	2,900,000
California Tender Option Bond Trust Receipts/Certificates Series 2016-XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.98	1-1-2039	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-XG0188 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.95	2-1-2026	1,600,000	1,600,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	0.95	4-1-2047	21,445,000	21,445,000
Los Angeles CA Department Series C Tender Option Bond Trust Receipts/Certificates Series 2017-XM0533 (Utilities Revenue, Citibank NA LIQ) 144A	0.90	7-1-2025	2,225,000	2,225,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.97%	11-1-2039	$2,190,000	$2,190,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.04	8-1-2022	2,415,000	2,415,000

				87,255,000

Colorado: 1.88%

Variable Rate Demand Notes ø: 1.88%
Colorado HFA Catholic Health Initiatives Series 2008-D2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.16	10-1-2037	9,000,000	9,000,000
Colorado HFA Single Family Mortgage Bonds Class ll Series 2018B-2 (Housing Revenue, GNMA Insured, FHLB SPA)	0.98	11-1-2041	5,000,000	5,000,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2018-XF0668 Tengen (Health Revenue, Royal Bank of Canada LIQ) 144A	0.97	5-15-2026	1,875,000	1,875,000

				15,875,000

Connecticut: 1.45%

Variable Rate Demand Notes ø: 1.45%
Connecticut FHA Series 2018C-3 (Housing Revenue, TD Bank NA SPA)	0.93	11-15-2048	4,650,000	4,650,000
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.98	6-1-2037	3,000,000	3,000,000
Connecticut Tender Option Bond Trust Receipts/Floater Certificates Series 2017-YX1077 (Tax Revenue, Barclays Bank plc LIQ) 144A	1.00	1-1-2036	4,550,000	4,550,000

				12,200,000

District of Columbia: 0.88%

Variable Rate Demand Notes ø: 0.88%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.99	7-1-2032	3,395,000	3,395,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XF0621 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.97	4-1-2026	4,000,000	4,000,000

				7,395,000

Florida: 4.50%

Variable Rate Demand Notes ø: 4.50%
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.04	8-15-2047	4,730,000	4,730,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Health Revenue, Barclays Bank plc LIQ) 144A	1.04	8-15-2047	10,000,000	10,000,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2530 (Health Revenue, Citibank NA LIQ) 144A	1.09	8-15-2025	3,000,000	3,000,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XG0173 (Health Revenue, Citibank NA LIQ) 144A	1.09	10-1-2025	7,000,000	7,000,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue, Adventist Health System)	0.92	11-15-2032	600,000	600,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	1.07	8-1-2034	3,300,000	3,300,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	0.98%	7-1-2042	$6,000,000	$6,000,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.95	8-1-2028	3,245,000	3,245,000

				37,875,000

Georgia: 0.44%

Variable Rate Demand Note ø: 0.44%
Georgia Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0589 (Education Revenue, Bank of America NA LIQ) 144A	0.98	6-1-2049	3,750,000	3,750,000

Illinois: 5.46%

Variable Rate Demand Notes ø: 5.46%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, BMO Harris Bank NA LOC)	0.94	3-1-2035	7,000,000	7,000,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	1.09	7-1-2023	4,200,000	4,200,000
Illinois Educational Facilities Authority Aurora University (Education Revenue, Harris NA LOC)	0.94	3-1-2032	3,800,000	3,800,000
Illinois Finance Authority Advocate Healthcare Network Series 2008C-1 (Health Revenue, JPMorgan Chase & Company SPA)	0.95	11-1-2038	2,800,000	2,800,000
Illinois Finance Authority Little Company of Mary Hospital and Health Care Centers Series 2008A (Health Revenue, Barclays Bank plc LOC)	0.98	8-15-2035	400,000	400,000
Illinois Finance Authority Northwestern Memorial Hospital Series 2007A-3 (Health Revenue, JPMorgan Chase & Company SPA)	1.50	8-15-2042	3,000,000	3,000,000
Illinois State Finance Authority Edward Hospital Obligated Group Series B-2 (Health Revenue, JPMorgan Chase & Company LOC)	0.97	2-1-2040	655,000	655,000
Illinois State Toll Highway Authority Senior Priority Bonds Series 2007A-2A (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC)	0.92	7-1-2030	5,000,000	5,000,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	0.97	7-1-2023	1,140,000	1,140,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.99	7-1-2023	3,100,000	3,100,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ) 144A	1.04	8-15-2047	10,000,000	10,000,000
Quad Cities Regional EDA Augustana College Series 2005 (Education Revenue, Harris NA LOC)	0.95	10-1-2035	4,900,000	4,900,000

				45,995,000

Indiana: 1.62%

Variable Rate Demand Notes ø: 1.62%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.98	7-1-2023	9,915,000	9,915,000
Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	1.45	12-1-2039	3,700,000	3,700,000

				13,615,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Iowa: 3.42%

Variable Rate Demand Notes ø: 3.42%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.20%	4-1-2022	$23,340,000	$23,340,000
Iowa Finance Authority Mortgage Securities Program Series D (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.95	1-1-2047	5,500,000	5,500,000

				28,840,000

Louisiana: 1.71%

Variable Rate Demand Note ø: 1.71%
Louisiana HFA Canterbury House Apartments (Housing Revenue, FNMA LOC)	0.93	9-15-2040	14,420,000	14,420,000

Maryland: 1.86%

Variable Rate Demand Notes ø: 1.86%
Maryland Industrial Development Financing Authority Occidental Petroleum Corporation Series 2010 (Industrial Development Revenue)	1.16	3-1-2030	12,340,000	12,340,000
Maryland Tender Option Bond Trust Receipts/Certificates Series 2018-XF0605 (Education Revenue, Bank of America NA LIQ) 144A	1.00	5-1-2047	3,300,000	3,300,000

				15,640,000

Michigan: 1.75%

Variable Rate Demand Notes ø: 1.75%
Michigan Housing Development Authority Series C (Housing Revenue, Barclays Bank plc SPA)	0.99	12-1-2035	3,075,000	3,075,000
Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA)	1.05	6-1-2030	1,690,000	1,690,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	1.04	1-1-2032	9,990,000	9,990,000

				14,755,000

Minnesota: 2.39%

Variable Rate Demand Notes ø: 2.39%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.02	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.03	8-15-2038	4,500,000	4,500,000
Hennepin County MN Series 2013C (GO Revenue, U.S. Bank NA SPA)	0.96	12-1-2033	925,000	925,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	1.02	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA)	1.48	8-15-2037	975,000	975,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.97	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	1.44	4-1-2027	125,000	125,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.02	9-15-2031	2,865,000	2,865,000

				20,105,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Mississippi: 0.82%

Variable Rate Demand Notes ø: 0.82%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series E (Industrial Development Revenue)	1.52%	12-1-2030	$4,000,000	$4,000,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.99	11-1-2018	2,900,000	2,900,000

				6,900,000

Missouri: 3.82%

Variable Rate Demand Notes ø: 3.82%
Missouri HEFA Series 2018E (Health Revenue)	0.91	6-1-2036	15,000,000	15,000,000
Missouri Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.04	5-15-2041	7,000,000	7,000,000
Missouri Tender Option Bond Trust Receipts/Certificates Series 2015-XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.97	5-1-2023	2,670,000	2,670,000
St. Louis County MO Sewer District Wastewater System Series 2013-B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.97	5-1-2043	7,500,000	7,500,000

				32,170,000

Nebraska: 1.25%

Variable Rate Demand Note ø: 1.25%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	1.57	9-1-2031	10,500,000	10,500,000

Nevada: 2.56%

Variable Rate Demand Notes ø: 2.56%
Clark County NV Department of Aviation Subordinate Lien Series D-3 (Airport Revenue, Bank of America NA LOC)	0.91	7-1-2029	2,975,000	2,975,000
Clark County NV Las Vegas McCarran International Airport Series 2010-F-2 (Airport Revenue, Union Bank NA LOC)	0.92	7-1-2022	13,425,000	13,425,000
Nevada Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0639 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.97	12-1-2025	3,240,000	3,240,000
Reno NV Renown Regional Medical Center Series B (Health Revenue, Union Bank of California LOC)	0.96	6-1-2041	1,900,000	1,900,000

				21,540,000

New Jersey: 3.45%

Variable Rate Demand Notes ø: 3.45%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	0.98	7-1-2026	3,790,000	3,790,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2476 (Education Revenue, Citibank NA LIQ) 144A	0.95	11-1-2021	1,000,000	1,000,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2477 (Education Revenue, Citibank NA LIQ) 144A	0.95	11-1-2021	2,000,000	2,000,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2018-XX1093 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.96	6-15-2031	9,500,000	9,500,000
RBC Municipal Products Incorporated Trust Series E-102 New Jersey EDA (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.97	8-15-2018	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Tender Option Bond Trust Receipts/Certificates New Jersey EDA Series 2018-XF2538 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.96%	6-15-2040	$2,810,000	$2,810,000

				29,100,000

New York: 7.62%

Variable Rate Demand Notes ø: 7.62%
New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.54	11-1-2019	3,935,000	3,935,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	0.97	3-15-2022	3,770,000	3,770,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	1.10	11-1-2049	5,470,000	5,470,000
New York HFA Manhattan West Residential Housing Series 2015-A (Housing Revenue, Bank of China LOC)	1.10	11-1-2049	9,250,000	9,250,000
New York Metropolitan Transportation Authority Subordinate Bond Series E-4 (Transportation Revenue, Bank of the West LOC)	0.98	11-15-2045	6,765,000	6,765,000
New York NY Fiscal 2006 Series I Subordinate Bond Series I-6 (GO Revenue, Bank of New York Mellon LOC)	1.50	4-1-2036	5,780,000	5,780,000
New York NY Fiscal 2017A-6 Subordinate Bond Series A-6 (GO Revenue, Landesbank Hessen-Thüringen SPA)	1.50	8-1-2044	8,455,000	8,455,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	1.51	8-1-2043	2,790,000	2,790,000
RBC Municipal Products Incorporated Trust Series E-99 New York City (Tax Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.97	8-1-2021	10,000,000	10,000,000
Triborough Bridge and Tunnel Authority Series 2005B-3 (Transportation Revenue, State Street Bank & Trust Company LOC)	1.40	1-1-2032	8,000,000	8,000,000

				64,215,000

North Carolina: 2.36%

Variable Rate Demand Notes ø: 2.36%
Charlotte NC Water & Sewer Revenue Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.97	1-1-2026	2,430,000	2,430,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	0.94	4-1-2019	50,000	50,000
Greensboro NC (GO Revenue, Bank of America NA SPA)	0.94	2-1-2022	25,000	25,000
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.97	10-1-2055	2,250,500	2,250,500
North Carolina Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2490 (Airport Revenue, Barclays Bank plc LIQ) 144A	0.97	7-1-2042	3,750,000	3,750,000
Raleigh Durham NC Airport Series 2008C (Airport Revenue, TD Bank NA LOC)	0.90	5-1-2036	9,700,000	9,700,000
University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	0.93	2-1-2024	1,700,000	1,700,000

				19,905,500

Ohio: 6.82%

Variable Rate Demand Notes ø: 6.82%
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.16	5-1-2034	11,465,000	11,465,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	1.00	10-1-2036	9,000,000	9,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Ohio Tender Option Bond Trust Receipts/Certificates Series 2017-XF2438 (Education Revenue, Citibank NA LIQ) 144A	0.97%	12-1-2024	$2,000,000	$2,000,000
Ohio Tender Option Bond Trust Receipts/Certificates Series 2018-XL0074 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	1.09	8-1-2024	5,580,000	5,580,000
RBC Municipal Products Incorporated Trust Series E-104 Ohio Water Development Authority (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.97	11-1-2019	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-110 (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.97	10-1-2020	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Northeast Regional Ohio Sewer District Wastewater Series 2015-XF0225 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.97	3-1-2021	9,375,000	9,375,000

				57,420,000

Other: 1.49%

Variable Rate Demand Notes ø: 1.49%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.99	2-15-2028	10,990,000	10,990,000
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	0.97	12-15-2045	980,000	980,000
FHLMC MFHR Series M-033 Class A (Housing Revenue, FHLMC LIQ)	0.97	3-15-2049	565,000	565,000

				12,535,000

Pennsylvania: 2.18%

Variable Rate Demand Notes ø: 2.18%
Allegheny County PA Hospital Development Authority Series E (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.50	4-1-2022	5,320,000	5,320,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	1.09	8-15-2042	4,875,000	4,875,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2018-YX1089 (GO Revenue, Barclays Bank plc LIQ) 144A	0.96	3-1-2035	2,540,000	2,540,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.97	6-1-2044	3,000,000	3,000,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0539 (Water & Sewer Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	1.09	8-15-2038	2,615,000	2,615,000

				18,350,000

Rhode Island: 1.19%

Variable Rate Demand Note ø: 1.19%
Narragansett Bay RI Commission Wastewater System Series 2013-A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.99	9-1-2020	10,000,000	10,000,000

South Carolina: 1.61%

Variable Rate Demand Notes ø: 1.61%
Columbia SC Waterworks Series 2009 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	0.96	2-1-2038	1,760,000	1,760,000
Greenville SC Health System Hospital Series 2014-B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	0.98	5-30-2022	8,020,000	8,020,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.97%	8-1-2025	$2,440,000	$2,440,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.99	11-1-2034	1,320,000	1,320,000

				13,540,000

Tennessee: 2.54%

Variable Rate Demand Notes ø: 2.54%
Franklin County TN HEFA Board University of the South Project Series 1998-B (Education Revenue, The University of South Tennessee)	1.01	9-1-2023	1,200,000	1,200,000
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	0.97	6-1-2029	3,560,000	3,560,000
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA)	1.44	6-1-2042	9,400,000	9,400,000
Shelby County TN HEFA Multifamily Housing Hedgerow Apartments Series A-1 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.93	12-15-2037	7,210,000	7,210,000

				21,370,000

Texas: 10.53%

Variable Rate Demand Notes ø: 10.53%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	1.02	9-1-2039	3,800,000	3,800,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue, BASF SE)	1.01	7-1-2022	4,900,000	4,900,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bond Series 2000 (GO Revenue, Societe Generale LIQ)	1.54	2-15-2028	5,680,000	5,680,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2009 Citigroup ROC Series 11821 (Health Revenue, Citibank NA LIQ) 144A	1.00	5-1-2019	2,000,000	2,000,000
Harris County TX ECFA Series 2016-ZF2384 (Transportation Revenue, Bank of America NA LIQ) 144A	0.98	8-15-2038	9,190,000	9,190,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue, Total SA)	1.00	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue, Flint Hills Resources LLC)	1.01	7-1-2029	4,200,000	4,200,000
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.17	11-15-2029	23,770,000	23,770,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Christus Health Series 2008-C2 (Health Revenue, Bank of New York Mellon LOC)	0.95	7-1-2047	6,405,000	6,405,000
Texas Tender Option Bond Trust Receipts/Certificates Series 2018-XG0163 (GO Revenue, Bank of America NA LIQ) 144A	0.98	2-15-2047	5,010,000	5,010,000
Texas Tender Option Bond Trust Receipts/Certificates Series 2018-XG0164 (GO Revenue, Bank of America NA LIQ) 144A	0.98	2-1-2048	2,795,000	2,795,000
Texas Veterans Bonds Series 2014D (Miscellaneous Revenue, FHLB SPA)	0.95	6-1-2045	950,000	950,000
Texas Veterans Bonds Series 2018 (GO Revenue, FHLB LIQ)	1.04	12-1-2049	15,000,000	15,000,000

				88,700,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Utah: 1.57%

Variable Rate Demand Notes ø: 1.57%
Utah County UT IHC Health Services Series D (Health Revenue, U.S. Bank NA SPA)	1.02%	5-15-2049	$3,200,000	$3,200,000
Utah County UT IHC Health Services Series D (Health Revenue, U.S. Bank NA SPA)	1.02	5-15-2051	7,000,000	7,000,000
Utah Tender Option Bond Trust Receipts/Certificates Series 2018-XG0171 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.00	11-15-2022	3,000,000	3,000,000

				13,200,000

Vermont: 0.31%

Variable Rate Demand Note ø: 0.31%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	1.47	7-1-2033	2,630,000	2,630,000

Virginia: 2.78%

Variable Rate Demand Notes ø: 2.78%
Albemarle County VA Sentara Martha Jefferson Hospital Series 2018A (Health Revenue, TD Bank NA SPA)	0.92	10-1-2048	16,000,000	16,000,000
Fairfax County VA EDA Smithsonian Institution Series A (Miscellaneous Revenue, Northern Trust Company SPA)	0.75	12-1-2033	2,500,000	2,500,000
Virginia Tender Option Bond Trust Receipts/Certificates Series 2017-XG0143 (Transportation Revenue, Citibank NA LIQ) 144A	0.96	5-1-2025	4,950,000	4,950,000

				23,450,000

West Virginia: 1.62%

Variable Rate Demand Note ø: 1.62%
West Virginia Hospital Finance Authority (Health Revenue, PNC Bank NA LOC)	0.00	6-1-2041	13,680,000	13,680,000

Wisconsin: 4.31%

Variable Rate Demand Notes ø: 4.31%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	1.00	5-1-2037	20,200,000	20,200,000
Milwaukee WI RDA Wisconsin Montessori Society (Education Revenue, U.S. Bank NA LOC)	1.58	7-1-2021	275,000	275,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2012-C (Health Revenue, Bank of Montreal LOC)	1.48	7-15-2028	3,835,000	3,835,000
Wisconsin HEFA Aurora Health Care Series D (Health Revenue, Bank of Montreal LOC)	0.90	7-15-2028	1,510,000	1,510,000
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group series 2004B (Housing Revenue, JPMorgan Chase & Company LOC)	0.98	8-15-2034	1,100,000	1,100,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	1.00	9-1-2036	3,555,000	3,555,000
Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2018-XF2634 (Health Revenue, Credit Suisse LIQ) 144A	0.99	8-15-2025	2,000,000	2,000,000
Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	1.12	10-1-2020	3,815,000	3,815,000

				36,290,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wyoming: 1.58%

Variable Rate Demand Note ø: 1.58%
Wyoming Tender Option Bond Trust Receipts/Certificates Series 2018-XL0070 (Utilities Revenue, Build America Mutual Assurance Company Insured, JPMorgan Chase & Company LIQ) 144A	0.97%	1-1-2025	$13,330,000	$13,330,000

Total Municipal Obligations (Cost $858,820,500)				858,820,500

Repurchase Agreements: 0.59%
Barclay’s Capital Incorporated, dated 7-31-2018, maturity value $5,000,265 ^^	1.91	8-1-2018	5,000,000	5,000,000

Total Repurchase Agreements (Cost $5,000,000)				5,000,000

Total investments in securities (Cost $863,820,500)	102.55%	863,820,500
Other assets and liabilities, net	(2.55)	(21,463,114)

Total net assets	100.00%	$842,357,386

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

^^	Collateralized by U.S. government securities, 0.00% to 6.00, 11-8-2018 to 8-15-2047, fair value including accrued interest is $5,100,000.

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

BHAC	Berkshire Hathaway Assurance Corporation

DRIVER	Derivative inverse tax-exempt receipts

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GO	General obligation

GNMA	Government National Mortgage Association

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

IDA	Industrial Development Authority

IDAG	Industrial Development Agency

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

National	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

PUTTER	Puttable tax-exempt receipts

RDA	Redevelopment Authority

ROC	Reset option certificates

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2018 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	19

Assets
Investments in unaffiliated securities, at amortized cost	$863,820,500
Cash	130,418
Receivable for investments sold	535,000
Receivable for Fund shares sold	366,052
Receivable for interest	1,637,714
Prepaid expenses and other assets	179,927

Total assets	866,669,611

Liabilities
Payable for investments purchased	22,219,615
Payable for Fund shares redeemed	1,659,244
Dividends payable	120,550
Administration fees payable	76,044
Management fee payable	51,646
Accrued expenses and other liabilities	185,126

Total liabilities	24,312,225

Total net assets	$842,357,386

NET ASSETS CONSIST OF
Paid-in capital	$842,433,824
Overdistributed net investment income	(80,188)
Accumulated net realized gains on investments	3,750

Total net assets	$842,357,386

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$111,871,592
Shares outstanding – Class A1	111,859,863
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$135,992,127
Shares outstanding – Administrator Class[1]	135,978,931
Net asset value per share – Administrator Class	$1.00
Net assets – Premier Class	$530,552,235
Shares outstanding – Premier Class[1]	530,513,647
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$63,941,432
Shares outstanding – Service Class[1]	63,934,947
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo National Tax-Free Money Market Fund	Statement of operations—six months ended July 31, 2018 (unaudited)

Investment income
Interest	$5,475,510

Expenses
Management fee	596,246
Administration fees
Class A	127,657
Administrator Class	67,437
Premier Class	191,886
Service Class	38,613
Shareholder servicing fees
Class A	145,065
Administrator Class	67,437
Service Class	80,443
Custody and accounting fees	29,443
Professional fees	21,378
Registration fees	67,794
Shareholder report expenses	18,444
Trustees’ fees and expenses	10,965
Other fees and expenses	16,298

Total expenses	1,479,106
Less: Fee waivers and/or expense reimbursements	(288,521)

Net expenses	1,190,585

Net investment income	4,284,925

Net realized gains on investments	3,512

Net increase in net assets resulting from operations	$4,288,437

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo National Tax-Free Money Market Fund	21

	Six months ended July 31, 2018 (unaudited)		Year ended January 31, 2018

Operations
Net investment income		$4,284,925		$3,119,381
Net realized gains on investments		3,512		242,126

Net increase in net assets resulting from operations		4,288,437		3,361,507

Distributions to shareholders from
Net investment income
Class A		(433,529)		(382,804)
Administrator Class		(725,799)		(905,450)
Premier Class		(2,828,718)		(1,498,368)
Service Class		(296,880)		(332,806)
Net realized gains
Class A		0		(54,456)
Administrator Class		0		(62,316)
Premier Class		0		(95,599)
Service Class		0		(29,513)

Total distributions to shareholders		(4,284,926)		(3,361,312)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	16,194,086	16,194,086	31,603,673	31,603,673
Administrator Class	26,300,919	26,300,919	34,823,759	34,823,759
Premier Class	608,442,531	608,442,531	535,069,869	535,069,869
Service Class	4,009,618	4,009,618	5,485,972	5,485,972

		654,947,154		606,983,273

Reinvestment of distributions
Class A	423,235	423,235	427,597	427,597
Administrator Class	711,113	711,113	947,752	947,752
Premier Class	2,000,033	2,000,033	1,256,482	1,256,482
Service Class	101,538	101,538	126,990	126,990

		3,235,919		2,758,821

Payment for shares redeemed
Class A	(24,265,936)	(24,265,936)	(48,207,213)	(48,207,213)
Administrator Class	(23,979,385)	(23,979,385)	(58,251,726)	(58,251,726)
Premier Class	(419,234,945)	(419,234,945)	(302,887,004)	(302,887,004)
Service Class	(6,628,405)	(6,628,405)	(12,622,551)	(12,622,551)

		(474,108,671)		(421,968,494)

Net increase in net assets resulting from capital share transactions		184,074,402		187,773,600

Total increase in net assets		184,077,913		187,773,795

Net assets
Beginning of period		658,279,473		470,505,678

End of period		$842,357,386		$658,279,473

Overdistributed net investment income		$(80,188)		$(80,187)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.37%	0.35%	0.13%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.68%	0.65%	0.63%	0.63%	0.63%
Net expenses	0.63%	0.64%	0.39%	0.08%	0.08%	0.12%
Net investment income	0.75%	0.30%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$111,872	$119,524	$135,704	$172,725	$123,525	$203,609

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.53%	0.69%	0.33%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.41%	0.40%	0.36%	0.36%	0.36%
Net expenses	0.30%	0.30%	0.27%	0.08%	0.08%	0.11%
Net investment income	1.08%	0.64%	0.22%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$135,992	$132,964	$155,448	$179,171	$191,766	$214,788

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
PREMIER CLASS[1]		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.58%	0.79%	0.41%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.28%	0.25%	0.24%	0.24%	0.24%
Net expenses	0.20%	0.20%	0.18%	0.08%	0.08%	0.11%
Net investment income	1.18%	0.79%	0.18%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$530,552	$339,331	$105,881	$1,677,748	$2,269,187	$2,292,160

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SERVICE CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.46%	0.54%	0.20%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.58%	0.54%	0.53%	0.52%	0.53%
Net expenses	0.45%	0.45%	0.32%	0.08%	0.08%	0.12%
Net investment income	0.92%	0.49%	0.03%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$63,941	$66,460	$73,472	$162,593	$139,915	$166,178

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo National Tax-Free Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently

Notes to financial statements (unaudited)	Wells Fargo National Tax-Free Money Market Fund	27

applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$858,820,500	$0	$858,820,500
Repurchase agreements	0	5,000,000	0	5,000,000
Total assets	$0	$863,820,500	$0	$863,820,500

28	Wells Fargo National Tax-Free Money Market Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2018, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers.

As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through May 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Premier Class shares, and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2018, the Fund’s expenses were capped at 0.64% for Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $755,003,000 and $530,802,000 in interfund purchases and sales, respectively, during the year ended July 31, 2018.

Notes to financial statements (unaudited)	Wells Fargo National Tax-Free Money Market Fund	29

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Goverance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue shield of Minnesota of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director 003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

34	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo National Tax-Free Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	35

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”) and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups for each share class except Class A. The Board noted that the net operating expense ratio cap for Class A would be reduced.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

36	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

314806 09-18 SA309/SAR309 07-18

Semi-Annual Report

July 31, 2018

Institutional Money Market Funds

∎	Wells Fargo Cash Investment Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Yields on money market funds benefited during the period.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Cash Investment Money Market Fund for the six-month period that ended July 31, 2018. Yields on money market funds benefited during the period. As the U.S. Federal Reserve (the Fed) moved toward a more normalized monetary policy after an extended term of low interest rates following the global financial crisis during 2007 and 2008, its steady pace of interest rate increases helped raise yields on short-term money market instruments.

Globally, stock markets followed a less consistent path during the period. After advancing during the summer and fall of 2017 in a roughly synchronized way, economic growth and stock markets globally diverged during the first seven months of 2018. For fixed-income investors, higher U.S. interest rates, rising inflation, and intensifying global geopolitical tensions tended to restrain taxable bond prices while high-yield and municipal bond investors generally enjoyed positive returns.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 0.70%, and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 6.66%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 dropped 11.94%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.45% while fixed-income investments outside the U.S. fell 4.57%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 added 1.18%, and the ICE BofAML U.S. High Yield Index7 was up 0.55%.

Volatility reemerged during the first quarter of 2018 as economic signals were mixed.

The first quarter of 2018 began with stock market gains in January following U.S. tax reform that lowered rates for individuals and corporations and deregulation advanced in some economic sectors. Then, investor optimism was supplanted by several concerns. Trade tensions intensified, particularly between the U.S. and China. The U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April. The S&P 500 Index closed the first quarter with a negative return, the first negative quarterly return for the index since 2014.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index For All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because most of the country’s population lives in highly populated areas, which represent close to 90% of the total population. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Cash Investment Money Market Fund	3

The Fed increased the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) in March 2018 and the rate of inflation reached the Fed’s 2% target for the first time in a year. The unemployment rate fell to 4.1%. The third revision of first- quarter gross domestic product (GDP) growth by the U.S. Bureau of Economic Analysis released during June 2018 was lowered to 2.0%.

Overseas, investment market returns reversed the strong returns of 2017. After having gained 27.19% for the 12-month period that ended on December 31, 2017, the MSCI ACWI ex USA Index (Net) fell 1.46% for the seven-month period that ended July 31, 2018. The U.S. dollar strengthened relative to local currencies, which served to restrain returns.

Global trade tensions escalated during the second quarter and into the third quarter of 2018.

Global trade tensions escalated as the second quarter of 2018 opened and equity markets fell in response before resuming upward momentum later in April. The U.S. government imposed tariffs on products and commodities imported from other markets in North America, Europe, and Asia. In retaliation, governments imposed tariffs on U.S. products and commodities. In addition, the U.S. pushed its North American neighbors to renegotiate the North American Free Trade Agreement, furthering trade tensions and investor uncertainty.

The CPI-U8 added 0.2% in May after a similar increase in April. On a year-over-year basis, the all-items index rose 2.8% for the 12 months that ended May 31, continuing its upward trend since the beginning of the year. The index for all items less food and energy rose 2.2% for the same 12-month period. Interest rates generally increased and the bond markets tended to decline.

During June 2018, the Fed increased the federal funds rate by 25 bps. Investment markets began to anticipate two more rate increases in 2018. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, on January 1, 2018, to 2.96% and 3.08%, respectively, on July 31, 2018. While higher at the end of the period, rates were off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates.

The unemployment rate fell to 3.9% in July after ticking up slightly in June from May’s 3.8% level, according to the U.S. Department of Labor. The annualized rate of GDP growth for the second quarter of 2018 was reported in July to be 4.1%, the highest level since the third quarter of 2014, according to the U.S. Bureau of Economic Analysis.

Internationally, the prospects for a smooth U.K. Brexit agreement was cast into doubt as members of Prime Minister Theresa May’s negotiating team resigned. Despite the uncertainty, the period closed with expectations that the Bank of England’s Monetary Policy Committee in July would announce an increase in its key interest rate to 0.75%, which it did in early August.

Meanwhile, central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, People’s Bank of China monetary policies shifted with cuts to reserve requirement ratios and implementation of supportive measures such as accelerated infrastructure spending and tax cuts for small and medium enterprises and for individuals. Nevertheless, a strengthening U.S. dollar and the tensions associated with trade policies remained headwinds for investors overseas.

4	Wells Fargo Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Cash Investment Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 2018

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Administrator Class (WFAXX)	7-31-2003	1.40	0.44	0.36	0.38	0.35
Institutional Class (WFIXX)	10-14-1987	1.53	0.51	0.44	0.26	0.20
Select Class (WFQXX)	6-29-2007	1.60	0.58	0.51	0.22	0.13
Service Class (NWIXX)	10-14-1987	1.23	0.35	0.29	0.55	0.50

Yield summary (%) as of July 31, 20182

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	1.90	2.03	2.10	1.73
7-day compound yield	1.91	2.05	2.12	1.74
30-day simple yield	1.90	2.03	2.10	1.73
30-day compound yield	1.91	2.05	2.12	1.74

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Cash Investment Money Market Fund	7

Portfolio composition as of July 31, 2018[3]

Effective maturity distribution as of July 31, 2018[3]

Weighted average maturity as of July 31, 2018[4]
14 Days

Weighted average life as of July 31, 2018[5]
50 Days

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.86%, 1.98%, 2.02%, and 1.69% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo Cash Investment Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2018	Ending account value 7-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,008.32	$1.67	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Institutional Class
Actual	$1,000.00	$1,008.97	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,009.32	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,007.47	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Cash Investment Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 22.54%
ABN AMRO Funding LLC	1.95%	8-1-2018	$34,000,000	$34,000,000
Australia & New Zealand Banking Group	1.89	8-1-2018	30,000,000	30,000,000
BNP Paribas (3 Month LIBOR +0.15%) ±	2.49	9-28-2018	9,000,000	9,001,337
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.34	7-19-2019	15,000,000	14,999,333
Commonwealth Bank of Australia (3 Month LIBOR +0.25%) ±	2.59	4-3-2019	8,000,000	8,008,470
Credit Industriel et Commercial (z)	2.28	8-20-2018	7,000,000	6,992,328
Credit Suisse AG (3 Month LIBOR +0.10%) ±	2.43	9-21-2018	8,000,000	8,000,478
DNB Nor Bank ASA	2.26	8-1-2018	4,000,000	4,000,000
HSBC Bank plc	1.95	8-1-2018	22,000,000	22,000,000
HSBC Bank plc (1 Month LIBOR +0.20%) ±	2.30	8-9-2018	5,000,000	5,000,366
HSBC Bank plc (3 Month LIBOR +0.18%) ±	2.54	5-10-2019	7,500,000	7,499,419
KBC Bank	2.20	9-12-2018	12,000,000	12,001,152
Mitsubishi Trust & Bank (1 Month LIBOR +0.23%) ±	2.30	1-17-2019	10,000,000	10,001,325
Mitsubishi Trust & Bank (1 Month LIBOR +0.30%) ±	2.37	1-14-2019	10,000,000	10,004,504
Mizuho Bank Limited (1 Month LIBOR +0.25%) ±	2.32	11-26-2018	10,000,000	10,001,999
Mizuho Bank Limited (1 Month LIBOR +0.44%) ±	2.53	10-10-2018	7,000,000	7,004,323
National Bank of Kuwait	1.91	8-1-2018	11,875,000	11,875,000
Natixis (1 Month LIBOR +0.25%) ±	2.35	12-10-2018	10,000,000	10,001,746
Natixis (1 Month LIBOR +0.44%) ±	2.51	9-17-2018	7,000,000	7,004,130
Norinchukin Bank (1 Month LIBOR +0.30%) ±	2.39	9-10-2018	8,000,000	8,002,970
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.30%) ±	2.39	9-6-2018	8,000,000	8,001,562
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.25%) ±	2.35	9-7-2018	8,000,000	8,001,464
Sumitomo Mitsui Trust NY (3 Month LIBOR +0.05%) ±	2.37	12-4-2018	14,000,000	14,002,314
Sumitomo Mitsui Trust NY (1 Month LIBOR +0.43%) ±	2.51	10-11-2018	15,000,000	15,007,679
Svenska Handelsbanken (1 Month LIBOR +0.17%) ±	2.24	8-24-2018	10,000,000	10,001,493
Svenska Handelsbanken (1 Month LIBOR +0.16%) ±	2.25	9-6-2018	8,000,000	8,001,652
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	2.29	8-10-2018	10,000,000	10,000,788
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	2.32	12-6-2018	8,000,000	8,001,754

Total Certificates of Deposit (Cost $316,366,610)				316,417,586

Commercial Paper: 43.29%

Asset-Backed Commercial Paper: 22.07%
Albion Capital Corporation (z)	2.07	8-16-2018	4,000,000	3,996,728
Albion Capital Corporation (z)	2.13	8-20-2018	5,000,000	4,994,793
Alpine Securitization Limited (1 Month LIBOR +0.33%) ±144A	2.42	9-6-2018	20,000,000	20,000,157
Anglesea Funding LLC (1 Month LIBOR +0.23%) ±144A	2.32	1-2-2019	5,000,000	4,999,902
Anglesea Funding LLC (1 Month LIBOR +0.23%) ±144A	2.32	12-28-2018	15,000,000	14,999,779
Anglesea Funding LLC (1 Month LIBOR +0.27%) ±144A	2.34	10-23-2018	8,000,000	7,999,822
Antalis SA 144A(z)	2.21	8-20-2018	6,000,000	5,993,562
Antalis SA 144A(z)	2.36	8-9-2018	8,000,000	7,996,450
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.32%) ±144A	2.41	11-1-2018	11,000,000	11,006,174
Bedford Row Funding Corporation (1 Month LIBOR +0.34%) ±144A	2.43	6-10-2019	5,000,000	5,003,328
Bennington Stark Capital Company 144A(z)	2.33	8-22-2018	7,000,000	6,991,552
Cedar Spring Capital Company 144A(z)	2.15	8-3-2018	10,000,000	9,998,861
Chesham Finance Limited 144A(z)	2.00	8-1-2018	36,000,000	36,000,000
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.22%) ±144A	2.56	1-2-2019	11,000,000	11,007,365
Concord Minutemen Capital Company LLC 144A(z)	2.38	10-29-2018	4,000,000	3,977,157
Crown Point Capital Company LLC (1 Month LIBOR +0.37%) ±144A	2.45	9-19-2018	22,000,000	21,999,483
Gotham Funding Corporation 144A(z)	2.12	8-10-2018	2,000,000	1,999,006

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Great Bridge Capital Company LLC 144A(z)	2.41%	9-18-2018	$7,000,000	$6,979,784
Institutional Secured Funding LLC 144A(z)	2.04	8-1-2018	22,000,000	22,000,000
Institutional Secured Funding LLC 144A(z)	2.10	8-2-2018	10,000,000	9,999,453
Kells Funding LLC 144A(z)	2.25	10-9-2018	5,000,000	4,979,329
Lexington Parker Capital 144A(z)	2.16	9-7-2018	8,000,000	7,982,791
Manhattan Asset Funding Company LLC 144A(z)	2.12	8-7-2018	7,000,000	6,997,713
Matchpoint Finance plc 144A(z)	1.95	8-1-2018	18,000,000	18,000,000
Mountcliff Funding LLC 144A(z)	2.00	8-1-2018	11,000,000	11,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.25%) ±144A	2.33	2-28-2019	5,000,000	5,000,000
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	2.29	8-23-2018	7,000,000	7,001,234
Old Line Funding LLC (1 Month LIBOR +0.21%) ±144A	2.30	8-6-2018	8,000,000	8,000,374
Old Line Funding LLC (1 Month LIBOR +0.45%) ±144A	2.52	9-24-2018	8,000,000	8,001,738
White Plains Capital 144A(z)	2.36	9-5-2018	8,000,000	7,981,909
White Plains Capital 144A(z)	2.54	10-10-2018	7,000,000	6,966,653

				309,855,097

Financial Company Commercial Paper: 16.81%
ASB Finance Limited (3 Month LIBOR +0.20%) ±144A	2.53	4-11-2019	6,000,000	6,002,034
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) ±144A	2.24	8-14-2018	10,000,000	10,000,943
Banco Santander Chile 144A(z)	2.41	9-20-2018	7,000,000	6,977,931
Bank of Nova Scotia (3 Month LIBOR +0.21%) ±144A	2.54	12-21-2018	8,000,000	8,004,280
Commonwealth Bank of Australia (3 Month LIBOR +0.10%) ±144A	2.46	5-3-2019	8,000,000	7,999,998
DBS Bank Limited 144A(z)	2.27	10-19-2018	7,000,000	6,965,852
Federation des Caisses 144A(z)	2.08	8-1-2018	4,000,000	4,000,000
Federation des Caisses (1 Month LIBOR +0.26%) ±144A	2.34	2-11-2019	8,000,000	8,002,584
Federation des Caisses (1 Month LIBOR +0.30%) ±144A	2.36	6-25-2019	8,000,000	8,001,512
Federation des Caisses (3 Month LIBOR +0.13%) ±144A	2.46	5-22-2019	4,000,000	3,999,668
HSBC Bank plc (1 Month LIBOR +0.42%) ±144A	2.52	5-7-2019	8,000,000	8,010,781
ING Funding LLC (3 Month LIBOR +0.16%) ±	2.50	1-7-2019	10,000,000	10,004,747
ING Funding LLC (1 Month LIBOR +0.25%) ±	2.33	2-11-2019	8,000,000	8,000,900
Intercontinental Exchange 144A(z)	1.95	8-1-2018	12,000,000	12,000,000
Intercontinental Exchange 144A(z)	1.95	8-3-2018	7,000,000	6,999,242
National Australia Bank Limited (1 Month LIBOR +0.16%) ±144A	2.25	8-1-2018	5,000,000	5,000,000
National Australia Bank Limited (1 Month LIBOR +0.18%) ±144A	2.25	9-13-2018	14,000,000	14,003,416
National Securities Clearing Corporation 144A(z)	1.90	8-1-2018	7,000,000	7,000,000
Nederlandse Waterschapsbank NV 144A(z)	2.06	8-13-2018	10,000,000	9,993,210
Nederlandse Waterschapsbank NV 144A(z)	2.06	8-14-2018	6,000,000	5,995,582
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.33	1-11-2019	8,000,000	8,001,438
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) ±144A	2.34	1-10-2019	6,000,000	6,001,140
Oversea-Chinese Banking Corporation (3 Month LIBOR +0.14%) ±144A	2.50	5-10-2019	6,000,000	5,999,990
Sumitomo Mitsui Trust 144A(z)	2.30	10-15-2018	5,000,000	4,977,375
Toronto Dominion Bank (1 Month LIBOR +0.30%) ±144A	2.39	12-3-2018	9,000,000	9,004,086
Toronto Dominion Bank (3 Month LIBOR +0.14%) ±144A	2.50	5-2-2019	7,000,000	7,002,087
UBS AG London (1 Month LIBOR +0.24%) ±144A	2.34	8-7-2018	15,000,000	15,000,935
UBS AG London (3 Month LIBOR +0.19%) ±144A	2.52	12-10-2018	7,000,000	7,001,957
Westpac Banking Corporation (1 Month LIBOR +0.18%) ±144A	2.25	8-16-2018	4,000,000	4,000,417
Westpac Banking Corporation (3 Month LIBOR +0.10%) ±144A	2.41	5-31-2019	12,000,000	11,998,974

				235,951,079

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper: 4.41%
China International Marine Containers Company Limited (z)	2.35%	8-13-2018	$5,000,000	$4,996,737
CNPC Finance Limited 144A(z)	2.38	8-2-2018	8,000,000	7,999,535
Komatsu Finance America Incorporated 144A(z)	2.00	8-3-2018	12,000,000	11,998,717
Salt River Project Agricultura (z)	2.21	9-17-2018	6,000,000	5,982,132
Salt River Project Agricultura (z)	2.21	9-18-2018	6,000,000	5,981,753
Toyota Credit Canada Incorporated (1 Month LIBOR +0.42%) ±	2.50	10-15-2018	8,000,000	8,006,016
Toyota Finance Australia Limited (3 Month LIBOR +0.08%) ±	2.41	2-15-2019	9,000,000	9,000,460
Toyota Finance Australia Limited (3 Month LIBOR +0.09%) ±	2.43	3-22-2019	8,000,000	8,000,473

				61,965,823

Total Commercial Paper (Cost $607,692,665)				607,771,999

Municipal Obligations: 17.36%

California: 0.29%

Other Municipal Debt: 0.29%
Orange County Water District (Water Utilities)	2.12	8-6-2018	4,000,000	4,000,321

Colorado: 3.59%

Variable Rate Demand Notes ø: 3.59%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.02	5-1-2052	29,745,000	29,745,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	2.15	1-1-2027	5,540,000	5,540,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.57	10-29-2027	15,100,000	15,100,000

				50,385,000

Florida: 0.25%

Other Municipal Debt: 0.25%
Hillsborough County FL (Miscellaneous Revenue)	2.32	8-23-2018	3,507,000	3,507,160

Georgia: 0.64%

Other Municipal Debt: 0.64%
Municipal Electric Authority of Georgia (Utilities Revenue)	2.10	8-2-2018	9,007,000	9,007,043

Illinois: 1.22%

Variable Rate Demand Notes ø: 1.22%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	2.05	7-1-2048	7,000,000	7,000,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XFT911 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.57	4-1-2048	10,162,000	10,162,000

				17,162,000

Massachusetts: 0.78%

Other Municipal Debt: 0.78%
Massachusetts Educational Financing Authority (Education Revenue)	2.17	8-30-2018	11,000,000	11,001,033

New York: 2.14%

Other Municipal Debt: 0.57%
Long Island Power Authority (Utilities Revenue)	2.23	9-19-2018	8,000,000	7,999,985

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 1.57%
New York HFA 222-East 44th Street Series A (Housing Revenue, Bank of China LOC)	2.10%	5-1-2050	$10,000,000	$10,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.12	11-1-2049	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.43	12-1-2019	2,000,000	2,000,000

				22,000,000

Oregon: 0.73%

Other Municipal Debt: 0.66%
Port of Portland OR (Transportation Revenue)	2.20	8-9-2018	9,200,000	9,201,125

Variable Rate Demand Note ø: 0.07%
Oregon Tender Option Bond Trust Receipts/Certificates Series ZF2515 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.03	5-1-2035	1,000,000	1,000,000

Other: 3.31%

Variable Rate Demand Notes ø: 3.31%
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	2.08	4-1-2047	18,020,000	18,020,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	2.07	10-1-2042	10,000,000	10,000,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.03	6-1-2035	6,000,000	6,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	2.08	2-1-2056	3,000,000	3,000,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.08	2-1-2056	2,000,000	2,000,000
Sunroad Centrum Apartments 5 LP Series B (Housing Revenue, FHLB LOC)	2.08	8-1-2056	4,400,000	4,400,000
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Citibank NA LIQ) 144A	2.09	12-1-2027	3,000,000	3,000,000

				46,420,000

Pennsylvania: 1.14%

Variable Rate Demand Note ø: 1.14%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.43	12-1-2019	16,000,000	16,000,000

Rhode Island: 0.71%

Variable Rate Demand Note ø: 0.71%
Providence RI St. Joseph Health Obligation Series 16G (Health Revenue, Bank of Tokyo-Mitsubishi LOC)	2.03	10-1-2047	10,000,000	10,000,000

Tennessee: 1.71%

Variable Rate Demand Notes ø: 1.71%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.22	12-1-2024	14,000,000	14,000,000
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	2.22	12-1-2024	10,000,000	10,000,000

				24,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Cash Investment Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Texas: 0.85%

Other Municipal Debt: 0.85%
Texas Public Finance Authority (Miscellaneous Revenue)	2.10%	8-9-2018	$6,000,000	$6,000,071
Texas Public Finance Authority (Miscellaneous Revenue)	2.11	8-8-2018	6,000,000	6,000,077

				12,000,148

Total Municipal Obligations (Cost $243,681,000)				243,683,815

Other: 2.14%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A øø§	2.05	1-2-2019	30,000,000	30,000,000

Total Other (Cost $30,000,000)				30,000,000

Other Instruments: 1.21%
Invesco Dynamic Credit Opportunities Fund Series W-7 §	2.09	6-1-2028	15,000,000	15,000,000
ROC III California Crossings Chino Hills Series A øø§	2.08	1-1-2057	2,000,000	2,000,000

Total Other Instruments (Cost $17,000,000)				17,000,000

Other Notes: 1.71%

Corporate Bonds and Notes: 1.71%
Cellmark Incorporated Secured §	2.03	6-1-2038	11,000,000	11,000,000
US Bancorp (3 Month LIBOR +0.49%) ±	2.83	11-15-2018	13,000,000	13,013,391

Total Other Notes (Cost $22,014,168)				24,013,391

Repurchase Agreements ^^: 12.53%
Bank of America Corporation, dated 7-31-2018, maturity value $105,005,629 (1)	1.93	8-1-2018	105,000,000	105,000,000
GX Clarke & Company, dated 7-31-2018, maturity value $71,003,826 (2)	1.94	8-1-2018	71,000,000	71,000,000

Total Short-Term Investments (Cost $176,000,000)				176,000,000

Total investments in securities (Cost $1,414,754,443)	100.78%	1,414,886,791
Other assets and liabilities, net	(0.78)	(10,915,388)

Total net assets	100.00%	$1,403,971,403

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00%, 4-20-2043 to 9-20-2045, fair value including accrued interest is $108,150,000.

(2)	U.S. government securities, 2.00% to 10.00%, 8-15-2018 to 2-1-2057, fair value including accrued interest is $73,130,000.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Abbreviations:

DRIVER	Derivative inverse tax-exempt receipts

FHLB	Federal Home Loan Bank

HFA	Housing Finance Authority

HUD	Department of Housing and Urban Development

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

PUTTER	Puttable tax-exempt receipts

ROC	Reset option certificates

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2018 (unaudited)	Wells Fargo Cash Investment Money Market Fund	15

Assets
Investments in unaffiliated securities, at value (cost $1,238,754,443)	$1,238,886,791
Investments in repurchase agreements, at value (cost $176,000,000)	176,000,000
Cash	26,539
Receivable for Fund shares sold	917,050
Receivable for interest	1,792,939
Prepaid expenses and other assets	64,578

Total assets	1,417,687,897

Liabilities
Payable for investments purchased	13,093,952
Management fee payable	108,978
Administration fees payable	79,495
Payable for Fund shares redeemed	41,525
Dividends payable	3,056
Accrued expenses and other liabilities	389,488

Total liabilities	13,716,494

Total net assets	$1,403,971,403

NET ASSETS CONSIST OF
Paid-in capital	$1,403,826,384
Undistributed net investment income	5,938
Accumulated net realized gains on investments	6,733
Net unrealized gains on investments	132,348

Total net assets	$1,403,971,403

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$126,395,311
Shares outstanding – Administrator Class[1]	126,335,615
Net asset value per share – Administrator Class	$1.0005
Net assets – Institutional Class	$443,321,273
Shares outstanding – Institutional Class[1]	443,107,159
Net asset value per share – Institutional Class	$1.0005
Net assets – Select Class	$672,119,443
Shares outstanding – Select Class[1]	671,780,693
Net asset value per share – Select Class	$1.0005
Net assets – Service Class	$162,135,376
Shares outstanding – Service Class[1]	162,044,201
Net asset value per share – Service Class	$1.0006

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Cash Investment Money Market Fund	Statement of operations—six months ended July 31, 2018 (unaudited)

Investment income
Interest	$14,641,201

Expenses
Management fee	1,102,936
Administration fees
Administrator Class	61,853
Institutional Class	194,634
Select Class	141,385
Service Class	92,019
Shareholder servicing fees
Administrator Class	61,853
Service Class	191,707
Custody and accounting fees	86,577
Professional fees	20,828
Registration fees	18,140
Shareholder report expenses	17,255
Trustees’ fees and expenses	5,814
Other fees and expenses	41,466

Total expenses	2,036,467
Less: Fee waivers and/or expense reimbursements	(502,851)

Net expenses	1,533,616

Net investment income	13,107,585

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	6,733
Net change in unrealized gains (losses) on investments	(25,022)

Net realized and unrealized gains (losses) on investments	(18,289)

Net increase in net assets resulting from operations	$13,089,296

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Cash Investment Money Market Fund	17

	Six months ended July 31, 2018 (unaudited)		Year ended January 31, 2018

Operations
Net investment income		$13,107,585		$19,365,262
Net realized gains on investments		6,733		158,568
Net change in unrealized gains (losses) on investments		(25,022)		(28,138)

Net increase in net assets resulting from operations		13,089,296		19,495,692

Distributions to shareholders from
Net investment income
Administrator Class		(1,037,543)		(1,125,792)
Institutional Class		(4,318,446)		(6,993,029)
Select Class		(6,601,251)		(9,764,841)
Service Class		(1,150,346)		(1,481,600)

Total distributions to shareholders		(13,107,586)		(19,365,262)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	102,107,109	102,152,722	195,185,039	195,282,601
Institutional Class	641,368,183	641,667,366	1,908,490,605	1,909,455,936
Select Class	1,666,894,653	1,667,682,046	3,039,441,713	3,040,958,595
Service Class	574,130,945	574,429,547	1,296,529,040	1,297,284,224

		2,985,931,681		6,442,981,356

Reinvestment of distributions
Administrator Class	1,023,191	1,023,654	1,103,656	1,104,204
Institutional Class	4,249,399	4,251,318	6,770,934	6,774,391
Select Class	6,515,015	6,518,051	9,369,322	9,374,001
Service Class	1,125,322	1,125,910	1,443,685	1,444,535

		12,918,933		18,697,131

Payment for shares redeemed
Administrator Class	(86,293,132)	(86,332,223)	(205,288,879)	(205,391,015)
Institutional Class	(842,017,818)	(842,410,098)	(2,031,635,674)	(2,032,680,970)
Select Class	(1,718,782,931)	(1,719,579,905)	(3,204,452,986)	(3,206,048,194)
Service Class	(600,743,190)	(601,055,631)	(1,299,975,132)	(1,300,735,721)

		(3,249,377,857)		(6,744,855,900)

Net decrease in net assets resulting from capital share transactions		(250,527,243)		(283,177,413)

Total decrease in net assets		(250,545,533)		(283,046,983)

Net assets
Beginning of period		1,654,516,936		1,937,563,919

End of period		$1,403,971,403		$1,654,516,936

Undistributed net investment income		$5,938		$5,939

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0005	$1.0004	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0083	0.0096	0.0029	0.00 [2]	0.00 [2]	0.00	[2]
Net realized and unrealized gains (losses) on investments	(0.0000)[3]	0.0001	0.0004	0.00 [2]	0.00 [2]	0.00	[2]

Total from investment operations	0.0083	0.0097	0.0033	0.00 [2]	0.00 [2]	0.00	[2]
Distributions to shareholders from
Net investment income	(0.0083)	(0.0096)	(0.0029)	(0.00)[2]	(0.00)[2]	0.00	[2]
Net asset value, end of period	$1.0005	$1.0005	$1.0004	$1.00	$1.00	$1.00
Total return[4]	0.83%	0.97%	0.33%	0.03%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.38%	0.36%	0.35%	0.35%	0.35%
Net expenses	0.33%	0.33%	0.33%	0.26%	0.19%	0.22%
Net investment income	1.68%	0.96%	0.26%	0.03%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$126,395	$109,551	$118,548	$297,396	$396,339	$493,087

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is more than $(0.00005).

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0005	$1.0004	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0090	0.0109	0.0043	0.00 [2]	0.00 [2]	0.00	[2]
Net realized and unrealized gains (losses) on investments	(0.0001)	0.0001	0.0003	0.00 [2]	0.00 [2]	0.00	[2]

Total from investment operations	0.0089	0.0110	0.0046	0.00 [2]	0.00 [2]	0.00	[2]
Distributions to shareholders from
Net investment income	(0.0089)	(0.0109)	(0.0042)	(0.00)[2]	(0.00)[2]	0.00	[2]
Net asset value, end of period	$1.0005	$1.0005	$1.0004	$1.00	$1.00	$1.00
Total return[3]	0.90%	1.10%	0.46%	0.09%	0.01%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.26%	0.26%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.19%	0.20%
Net investment income	1.78%	1.08%	0.37%	0.10%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$443,321	$639,823	$756,218	$5,027,125	$4,320,392	$5,127,034

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SELECT CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0005	$1.0004	$1.0000	$1.00	$1.0000	$1.0000
Net investment income	0.0093	0.0116	0.0049	0.00 [2]	0.00 [2]	0.00	[2]
Net realized and unrealized gains (losses) on investments	(0.0000)[3]	0.0001	0.0004	0.00 [2]	0.00 [2]	0.00	[2]

Total from investment operations	0.0093	0.0117	0.0053	0.00 [2]	0.00 [2]	0.00	[2]
Distributions to shareholders from
Net investment income	(0.0093)	(0.0116)	(0.0049)	(0.00)[2]	(0.00)[2]	0.00	[2]
Net asset value, end of period	$1.0005	$1.0005	$1.0004	$1.00	$1.00	$1.00
Total return[4]	0.93%	1.17%	0.53%	0.16%	0.07%	0.10%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	1.87%	1.14%	0.44%	0.16%	0.07%	0.10%
Supplemental data
Net assets, end of period (000s omitted)	$672,119	$717,508	$873,167	$5,595,704	$5,889,779	$7,650,810

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is more than $(0.00005).

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SERVICE CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0006	$1.0005	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0074	0.0079	0.0011	0.00 [2]	0.00 [2]	0.00	[2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0001	0.0006	0.00 [2]	0.00 [2]	0.00	[2]

Total from investment operations	0.0075	0.0080	0.0017	0.00 [2]	0.00 [2]	0.00	[2]
Distributions to shareholders from
Net investment income	(0.0075)	(0.0079)	(0.0012)	(0.00)[2]	(0.00)[2]	0.00	[2]
Net asset value, end of period	$1.0006	$1.0006	$1.0005	$1.00	$1.00	$1.00
Total return[3]	0.75%	0.80%	0.17%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.55%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.28%	0.19%	0.22%
Net investment income	1.50%	0.78%	0.08%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$162,135	$187,635	$189,632	$1,237,014	$1,438,336	$1,448,713

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Cash Investment Money Market Fund	23

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2018, the aggregate cost of all investments for federal income tax purposes was $1,414,754,443 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$138,056
Gross unrealized losses	(5,708)
Net unrealized gains	$132,348

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$316,417,586	$0	$316,417,586

Commercial paper	0	607,771,999	0	607,771,999

Municipal obligations	0	243,683,815	0	243,683,815

Other	0	30,000,000	0	30,000,000

Other instruments	0	17,000,000	0	17,000,000

Other notes	0	24,013,391	0	24,013,391
Repurchase agreements	0	176,000,000	0	176,000,000
Total assets	$0	$1,414,886,791	$0	$1,414,886,791

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2018, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Notes to financial statements (unaudited)	Wells Fargo Cash Investment Money Market Fund	25

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2018, Funds Management voluntarily waived additional expenses beyond the contractual expense caps.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents whereby Administrator Class and Service Class of the Fund are each charged a fee at an annual rate of 0.10% and 0.25% of their respective average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Goverance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue shield of Minnesota of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director 003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

30	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Cash Investment Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Cash Investment Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Advisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	31

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the investment performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely,

32	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

314807 09-18 SA302/SAR302 07-18

Semi-Annual Report

July 31, 2018

Institutional Money Market Funds

∎	Wells Fargo Heritage Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Heritage Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Yields on money market funds benefited during the period.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Heritage Money Market Fund for the six-month period that ended July 31, 2018. Yields on money market funds benefited during the period. As the U.S. Federal Reserve (the Fed) moved toward a more normalized monetary policy after an extended term of low interest rates following the global financial crisis during 2007 and 2008, its steady pace of interest rate increases helped raise yields on short-term money market instruments.

Globally, stock markets followed a less consistent path during the period. After advancing during the summer and fall of 2017 in a roughly synchronized way, economic growth and stock markets globally diverged during the first seven months of 2018. For fixed-income investors, higher U.S. interest rates, rising inflation, and intensifying global geopolitical tensions tended to restrain taxable bond prices while high-yield and municipal bond investors generally enjoyed positive returns.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 0.70%, and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 6.66%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 dropped 11.94%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.45% while fixed-income investments outside the U.S. fell 4.57%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 added 1.18%, and the ICE BofAML U.S. High Yield Index7 was up 0.55%.

Volatility reemerged during the first quarter of 2018 as economic signals were mixed.

The first quarter of 2018 began with stock market gains in January following U.S. tax reform that lowered rates for individuals and corporations and deregulation advanced in some economic sectors. Then, investor optimism was supplanted by several concerns. Trade tensions intensified, particularly between the U.S. and China. The U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April. The S&P 500 Index closed the first quarter with a negative return, the first negative quarterly return for the index since 2014.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index For All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because most of the country’s population lives in highly populated areas, which represent close to 90% of the total population. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Heritage Money Market Fund	3

The Fed increased the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) in March 2018 and the rate of inflation reached the Fed’s 2% target for the first time in a year. The unemployment rate fell to 4.1%. The third revision of first-quarter gross domestic product (GDP) growth by the U.S. Bureau of Economic Analysis released during June 2018 was lowered to 2.0%.

Overseas, investment market returns reversed the strong returns of 2017. After having gained 27.19% for the 12-month period that ended on December 31, 2017, the MSCI ACWI ex USA Index (Net) fell 1.46% for the seven-month period that ended July 31, 2018. The U.S. dollar strengthened relative to local currencies, which served to restrain returns.

Global trade tensions escalated during the second quarter and into the third quarter of 2018.

Global trade tensions escalated as the second quarter of 2018 opened and equity markets fell in response before resuming upward momentum later in April. The U.S. government imposed tariffs on products and commodities imported from other markets in North America, Europe, and Asia. In retaliation, governments imposed tariffs on U.S. products and commodities. In addition, the U.S. pushed its North American neighbors to renegotiate the North American Free Trade Agreement, furthering trade tensions and investor uncertainty.

The CPI-U8 added 0.2% in May after a similar increase in April. On a year-over-year basis, the all-items index rose 2.8% for the 12 months that ended May 31, continuing its upward trend since the beginning of the year. The index for all items less food and energy rose 2.2% for the same 12-month period. Interest rates generally increased and the bond markets tended to decline.

During June 2018, the Fed increased the federal funds rate by 25 bps. Investment markets began to anticipate two more rate increases in 2018. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, on January 1, 2018, to 2.96% and 3.08%, respectively, on July 31, 2018. While higher at the end of the period, rates were off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates.

The unemployment rate fell to 3.9% in July after ticking up slightly in June from May’s 3.8% level, according to the U.S. Department of Labor. The annualized rate of GDP growth for the second quarter of 2018 was reported in July to be 4.1%, the highest level since the third quarter of 2014, according to the U.S. Bureau of Economic Analysis.

Internationally, the prospects for a smooth U.K. Brexit agreement was cast into doubt as members of Prime Minister Theresa May’s negotiating team resigned. Despite the uncertainty, the period closed with expectations that the Bank of England’s Monetary Policy Committee in July would announce an increase in its key interest rate to 0.75%, which it did in early August.

Meanwhile, central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, People’s Bank of China monetary policies shifted with cuts to reserve requirement ratios and implementation of supportive measures such as accelerated infrastructure spending and tax cuts for small and medium enterprises and for individuals. Nevertheless, a strengthening U.S. dollar and the tensions associated with trade policies remained headwinds for investors overseas.

4	Wells Fargo Heritage Money Market Fund	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Heritage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20181

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (SHMXX)	6-29-1995	1.41	0.43	0.35	0.40	0.35
Institutional Class (SHIXX)	3-31-2000	1.53	0.50	0.43	0.28	0.20
Select Class (WFJXX)	6-29-2007	1.60	0.57	0.50	0.24	0.13
Service Class (WHTXX)	6-30-2010	1.29	0.37	0.32	0.57	0.43

Yield summary (%) as of July 31, 20183

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	1.90	2.03	2.10	1.80
7-day compound yield	1.91	2.05	2.12	1.81
30-day simple yield	1.89	2.02	2.09	1.79
30-day compound yield	1.90	2.03	2.11	1.80
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Heritage Money Market Fund	7

Portfolio composition as of July 31, 2018[4]

Effective maturity distribution as of July 31, 2018[4]

Weighted average maturity as of July 31, 2018[5]
15 days

Weighted average life as of July 31, 2018[6]
49 days

[1]

Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had not been included, returns for Service Class shares would be lower.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through May 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.88.%, 2.00%, 2.04%, and 1.75% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo Heritage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2018	Ending account value 7-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,008.40	$1.67	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Institutional Class
Actual	$1,000.00	$1,008.95	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,009.30	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,007.80	$2.18	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19	0.43%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 26.19%
ABN AMRO Funding LLC	1.95%	8-1-2018	$176,000,000	$176,000,000
Australia & New Zealand Banking Group	1.89	8-1-2018	156,000,000	156,000,000
BNP Paribas (3 Month LIBOR +0.15%) ±	2.49	9-28-2018	38,000,000	38,005,645
China Construction Bank Corporation NY (1 Month LIBOR +0.25%) ±	2.34	7-19-2019	103,000,000	102,995,676
Credit Industriel ET Commercial	2.28	8-20-2018	21,000,000	20,976,984
Credit Suisse AG (3 Month LIBOR +0.10%) ±	2.43	9-21-2018	40,000,000	40,002,389
DNB Nor Bank ASA	2.26	8-1-2018	20,450,000	20,450,000
First Abu Dhabi Bank	1.91	8-1-2018	205,000,000	205,000,000
HSBC Bank plc	1.95	8-1-2018	118,000,000	118,000,000
HSBC Bank plc (1 Month LIBOR +0.20%) ±	2.30	8-9-2018	15,000,000	15,001,097
HSBC Bank plc (3 Month LIBOR +0.18%) ±	2.54	5-10-2019	40,000,000	39,996,900
HSBC Bank USA NA (1 Month LIBOR +0.20%) ±	2.29	11-2-2018	25,000,000	25,006,335
HSBC Bank USA NA (1 Month LIBOR +0.20%) ±	2.30	11-7-2018	25,000,000	25,005,839
KBC Bank	2.20	9-12-2018	83,000,000	83,007,965
Mitsubishi Trust & Bank (1 Month LIBOR +0.23%) ±	2.30	1-17-2019	35,000,000	35,004,637
Mitsubishi Trust & Bank (1 Month LIBOR +0.30%) ±	2.37	1-14-2019	38,000,000	38,017,114
Mizuho Bank Limited (1 Month LIBOR +0.25%) ±	2.32	11-26-2018	35,000,000	35,006,995
Mizuho Bank Limited (1 Month LIBOR +0.44%) ±	2.53	10-10-2018	93,000,000	93,057,436
National Australia Bank	2.19	8-9-2018	2,490,000	2,490,105
National Bank of Kuwait	1.91	8-1-2018	220,150,000	220,150,000
Natixis (1 Month LIBOR +0.25%) ±	2.35	12-10-2018	37,000,000	37,006,461
Natixis (1 Month LIBOR +0.44%) ±	2.51	9-17-2018	65,000,000	65,038,351
Norinchukin Bank (1 Month LIBOR +0.30%) ±	2.39	9-10-2018	39,000,000	39,014,481
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.30%) ±	2.39	9-6-2018	30,000,000	30,005,859
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.25%) ±	2.35	9-7-2018	38,000,000	38,006,953
Sumitomo Mitsui Trust NY (3 Month LIBOR +0.05%) ±	2.37	12-4-2018	56,000,000	56,009,256
Sumitomo Mitsui Trust NY (1 Month LIBOR +0.43%) ±	2.51	10-11-2018	81,000,000	81,041,466
Svenska Handelsbanken (1 Month LIBOR +0.17%) ±	2.24	8-24-2018	40,000,000	40,005,972
Svenska Handelsbanken (1 Month LIBOR +0.16%) ±	2.25	9-6-2018	65,000,000	65,013,422
Toronto Dominion Bank (1 Month LIBOR +0.20%) ±	2.29	8-10-2018	33,000,000	33,002,602
Toronto Dominion Bank (1 Month LIBOR +0.23%) ±	2.32	12-6-2018	65,000,000	65,014,253

Total Certificates of Deposit (Cost $2,038,064,874)				2,038,334,193

Commercial Paper: 50.76%

Asset-Backed Commercial Paper: 24.18%
Albion Capital Corporation (z)	2.07	8-16-2018	16,000,000	15,986,913
Albion Capital Corporation (z)	2.13	8-20-2018	44,000,000	43,954,182
Alpine Securitization Limited (1 Month LIBOR +0.33%) 144A±	2.42	9-6-2018	92,000,000	92,000,720
Anglesea Funding LLC (1 Month LIBOR +0.23%) 144A±	2.32	1-2-2019	20,000,000	19,999,608
Anglesea Funding LLC (1 Month LIBOR +0.23%) 144A±	2.32	12-28-2018	38,000,000	37,999,441
Anglesea Funding LLC (1 Month LIBOR +0.25%) 144A±	2.33	10-16-2018	40,000,000	39,999,570
Anglesea Funding LLC (1 Month LIBOR +0.27%) 144A±	2.34	10-23-2018	39,000,000	38,999,131
Antalis SA 144A(z)	2.10	8-13-2018	38,000,000	37,974,515
Antalis SA 144A(z)	2.21	8-20-2018	27,220,000	27,190,794
Antalis SA 144A(z)	2.36	8-9-2018	39,000,000	38,982,693
Atlantic Asset Securitization Corporation (1 Month LIBOR +0.32%) 144A±	2.41	11-1-2018	55,000,000	55,030,872
Bedford Row Funding Corporation (1 Month LIBOR +0.34%) 144A±	2.43	6-10-2019	35,000,000	35,023,299
Bennington Stark Capital Company 144A(z)	2.33	8-22-2018	31,000,000	30,962,585
Cedar Spring Capital Company 144A(z)	2.15	8-3-2018	62,000,000	61,992,939

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Cedar Spring Capital Company 144A(z)	2.16%	9-12-2018	$84,000,000	$83,790,084
Cedar Spring Capital Company 144A(z)	2.39	9-7-2018	30,000,000	29,934,232
Chesham Finance Limited 144A(z)	2.00	8-1-2018	177,000,000	177,000,000
Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.22%) 144A±	2.56	1-2-2019	61,000,000	61,040,844
Concord Minuteman Capital Company LLC 144A(z)	2.00	8-1-2018	12,356,000	12,356,000
Concord Minutemen Capital Company LLC 144A(z)	2.38	10-29-2018	24,000,000	23,862,940
Crown Point Capital Company LLC (1 Month LIBOR +0.37%) 144A±	2.45	9-19-2018	101,000,000	100,997,628
Gotham Funding Corporation 144A(z)	2.12	8-10-2018	8,530,000	8,525,758
Great Bridge Capital Company LLC 144A(z)	2.41	9-18-2018	42,000,000	41,878,704
Institutional Secured Funding LLC 144A(z)	2.04	8-1-2018	70,000,000	70,000,000
Institutional Secured Funding LLC 144A(z)	2.10	8-2-2018	117,000,000	116,993,594
Kells Funding LLC 144A(z)	2.25	10-9-2018	29,000,000	28,880,107
Komatsu Finance America Incorporated 144A(z)	2.00	8-6-2018	6,000,000	5,998,392
Legacy Capital Company 144A(z)	2.18	9-17-2018	26,000,000	25,928,242
Manhattan Asset Funding Company LLC 144A(z)	2.12	8-6-2018	15,000,000	14,995,931
Manhattan Asset Funding Company LLC 144A(z)	2.12	8-7-2018	23,000,000	22,992,487
Matchpoint Finance plc 144A(z)	1.95	8-1-2018	57,000,000	57,000,000
Mountcliff Funding LLC 144A(z)	2.00	8-1-2018	132,000,000	132,000,000
Mountcliff Funding LLC (1 Month LIBOR +0.25%) 144A±	2.33	2-28-2019	42,000,000	41,999,999
Nieuw Amsterdam Receivables 144A(z)	2.18	9-24-2018	48,000,000	47,851,824
Old Line Funding LLC (1 Month LIBOR +0.21%) 144A±	2.29	8-23-2018	23,000,000	23,004,055
Old Line Funding LLC (1 Month LIBOR +0.20%) 144A±	2.30	11-9-2018	30,000,000	30,006,755
Old Line Funding LLC (1 Month LIBOR +0.21%) 144A±	2.30	8-6-2018	22,000,000	22,001,029
Old Line Funding LLC (1 Month LIBOR +0.45%) 144A±	2.52	9-24-2018	38,000,000	38,008,254
White Plains Capital 144A(z)	2.36	9-5-2018	57,000,000	56,871,101
White Plains Capital 144A(z)	2.54	10-10-2018	32,000,000	31,847,556

				1,881,862,778

Financial Company Commercial Paper: 20.08%
ASB Finance Limited (3 Month LIBOR +0.20%) 144A±	2.53	4-11-2019	34,000,000	34,011,528
Australia & New Zealand Banking Group (1 Month LIBOR +0.17%) 144A±	2.24	8-14-2018	33,000,000	33,003,113
Banco Santander Chile 144A(z)	2.41	9-20-2018	40,000,000	39,873,889
Bank Nederlandse Gemeenten 144A(z)	2.06	8-10-2018	73,610,000	73,573,397
Bank of Nova Scotia (3 Month LIBOR +0.21%) 144A±	2.54	12-21-2018	39,000,000	39,020,866
Commonwealth Bank of Australia (1 Month LIBOR +0.21%) 144A±	2.28	11-26-2018	50,000,000	50,007,314
Commonwealth Bank of Australia (3 Month LIBOR +0.10%) 144A±	2.46	5-3-2019	38,000,000	37,999,991
Commonwealth Bank of Australia (3 Month LIBOR +0.25%) ±	2.59	4-3-2019	40,000,000	40,042,350
DBS Bank Limited 144A(z)	2.27	10-19-2018	40,000,000	39,804,870
Erste Bank der Oesterreichischen Sparkassen AG (1 Month LIBOR +0.19%) 144A±	2.26	10-12-2018	30,000,000	30,008,421
Federation Des Caisses 144A(z)	2.08	8-1-2018	16,000,000	16,000,000
Federation Des Caisses (1 Month LIBOR +0.26%) 144A±	2.34	2-11-2019	39,000,000	39,012,597
Federation Des Caisses (1 Month LIBOR +0.30%) 144A±	2.36	6-25-2019	40,000,000	40,007,560
Federation Des Caisses (3 Month LIBOR +0.13%) 144A±	2.46	5-22-2019	20,000,000	19,998,341
ING Funding LLC (3 Month LIBOR +0.16%) ±	2.50	1-7-2019	36,000,000	36,017,090
ING Funding LLC (1 Month LIBOR +0.25%) ±	2.33	2-11-2019	40,000,000	40,004,498
Intercontinental Exchange 144A(z)	1.95	8-1-2018	80,200,000	80,200,000
Intercontinental Exchange 144A(z)	1.95	8-2-2018	25,000,000	24,998,646
Intercontinental Exchange 144A(z)	1.95	8-3-2018	36,850,000	36,846,008
Lexington Parker Capital 144A(z)	2.16	9-7-2018	52,000,000	51,888,141
National Australia Bank Limited (1 Month LIBOR +0.16%) 144A±	2.25	8-1-2018	44,000,000	44,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
National Australia Bank Limited (1 Month LIBOR +0.18%) 144A±	2.25%	9-13-2018	$52,000,000	$52,012,690
National Australia Bank Limited (1 Month LIBOR +0.20%) 144A±	2.27	10-29-2018	25,000,000	25,006,477
National Securities Clearing Corporation 144A(z)	1.90	8-1-2018	39,000,000	39,000,000
Nederlandse Waterschapsbank NV 144A(z)	2.06	8-13-2018	70,000,000	69,952,470
Nederlandse Waterschapsbank NV 144A(z)	2.06	8-14-2018	50,000,000	49,963,185
NRW Bank 144A(z)	2.00	8-7-2018	10,000,000	9,996,783
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	2.33	1-11-2019	40,000,000	40,007,191
Oversea-Chinese Banking Corporation (1 Month LIBOR +0.25%) 144A±	2.34	1-10-2019	24,000,000	24,004,559
Oversea-Chinese Banking Corporation (3 Month LIBOR +0.14%) 144A±	2.50	5-10-2019	42,000,000	41,999,933
Oversea-Chinese Banking Corporation Limited 144A(z)	2.13	9-17-2018	39,000,000	38,894,297
Quebec Province 144A(z)	1.98	8-13-2018	7,000,000	6,995,501
Sumitomo Mitsui Trust 144A(z)	2.30	10-15-2018	43,000,000	42,805,425
Toronto Dominion Bank (1 Month LIBOR +0.30%) 144A±	2.39	12-3-2018	37,000,000	37,016,799
Toronto Dominion Bank (3 Month LIBOR +0.14%) 144A±	2.50	5-2-2019	40,000,000	40,011,924
UBS AG London (1 Month LIBOR +0.24%) 144A±	2.34	8-7-2018	56,000,000	56,003,489
UBS AG London (3 Month LIBOR +0.19%) 144A±	2.52	12-10-2018	65,000,000	65,018,173
Westpac Banking Corporation (1 Month LIBOR +0.18%) 144A±	2.25	8-16-2018	20,000,000	20,002,087
Westpac Banking Corporation (3 Month LIBOR +0.10%) 144A±	2.41	5-31-2019	58,000,000	57,995,039

				1,563,004,642

Other Commercial Paper: 6.50%
Archer Daniels Midland Company 144A(z)	1.93	8-1-2018	15,000,000	15,000,000
China International Marine Containers Company Limited (z)	2.35	8-13-2018	26,000,000	25,983,031
CNPC Finance Limited 144A(z)	2.38	8-2-2018	64,000,000	63,996,277
Glaxosmithkline LLC 144A(z)	2.04	8-13-2018	30,500,000	30,480,094
Glaxosmithkline LLC 144A(z)	2.11	9-4-2018	80,000,000	79,847,605
Komatsu Finance America Incorporated 144A(z)	2.00	8-3-2018	70,000,000	69,992,514
Omers Finance Trust 144A(z)	2.06	8-24-2018	25,000,000	24,968,631
Salt River Project Agricultura (z)	2.11	8-15-2018	10,000,000	9,990,772
Salt River Project Agricultura (z)	2.21	9-17-2018	32,000,000	31,904,704
Salt River Project Agricultura (z)	2.21	9-18-2018	37,000,000	36,887,479
Toyota Credit Canada Incorporated (1 Month LIBOR +0.42%) ±	2.50	10-15-2018	39,000,000	39,029,330
Toyota Finance Australia Limited (3 Month LIBOR +0.08%) ±	2.41	2-15-2019	38,000,000	38,001,941
Toyota Finance Australia Limited (3 Month LIBOR +0.09%) ±	2.43	3-22-2019	40,000,000	40,002,366

				506,084,744

Total Commercial Paper (Cost $3,950,498,528)				3,950,952,164

Municipal Obligations: 12.42%

California: 0.27%

Other Municipal Debt: 0.27%
Orange County CA Water District (Water Utilities)	2.12	8-6-2018	21,000,000	21,001,686

Colorado: 1.69%

Variable Rate Demand Notes ø: 1.69%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.02	5-1-2052	91,655,000	91,655,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	2.15	1-1-2027	40,000,000	40,000,000

				131,655,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 0.06%

Variable Rate Demand Note ø: 0.06%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	2.22%	12-1-2022	$5,000,000	$5,000,000

Illinois: 0.23%

Variable Rate Demand Note ø: 0.23%
Illinois Housing Development Authority Series A-2 (Housing Revenue, HUD Insured, FHLB SPA)	2.05	7-1-2048	17,700,000	17,700,000

Louisiana: 0.21%

Variable Rate Demand Note ø: 0.21%
East Baton Rouge Parish LA Sewerage Commission Revenue Series 2016-XFT904 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	2.04	2-1-2045	16,280,000	16,280,000

Massachusetts: 0.57%

Other Municipal Debt: 0.57%
Massachusetts Educational Financing Authority (Education Revenue)	2.17	8-30-2018	44,500,000	44,504,179

Missouri: 0.07%

Variable Rate Demand Note ø: 0.07%
Bridgeton MO IDA Stolze Printing (Industrial Development Revenue, Carrollton Bank LOC)	2.08	12-1-2047	5,800,000	5,800,000

New York: 3.21%

Variable Rate Demand Notes ø: 3.21%
Long Island Power Authority (Miscellaneous Revenue)	2.23	9-19-2018	39,000,000	38,999,926
New York Dormitory Authority Personal Income Taxable Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	2.05	3-15-2040	12,000,000	12,000,000
New York Dormitory Authority Secondary Issues Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	2.04	3-15-2040	16,000,000	16,000,000
New York HFA 222 East 44th Street Series A (Housing Revenue, Bank of China LOC)	2.10	5-1-2050	31,355,000	31,355,000
New York HFA Manhattan West Residential Housing Project Series B-1 (Housing Revenue, Bank of China LOC)	2.12	11-1-2049	23,000,000	23,000,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.12	11-1-2049	37,250,000	37,250,000
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.23	11-1-2049	12,475,000	12,475,000
New York HFA Series A (Housing Revenue, Bank of China LOC)	2.12	11-1-2049	18,650,000	18,650,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	2.05	6-15-2044	16,000,000	16,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.43	12-1-2019	44,000,000	44,000,000

				249,729,926

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 0.21%

Variable Rate Demand Note ø: 0.21%
Akron Student Housing Association LLC Tender Option Bond Trust Receipts/Certificates (Education Revenue, Societe Generale LOC, AGM Insured) 144A	2.05%	3-15-2034	$16,680,000	$16,680,000

Other: 4.32%

Variable Rate Demand Notes ø: 4.32%
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	2.12	1-15-2042	40,436,775	40,436,775
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	2.12	8-15-2021	345,000	345,000
Fortenbery Children 2017 Irrevocable Trust (Miscellaneous Revenue, FHLB LOC)	2.03	5-1-2037	12,275,000	12,275,000
Hallmark 75 Ontario LLC (Housing Revenue, FHLB LOC)	2.08	12-1-2056	10,100,000	10,100,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	2.08	4-1-2047	42,810,000	42,810,000
Providence St. Joseph Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	2.07	10-1-2042	69,015,000	69,015,000
Providence St. Joseph Health & Services Series 16G (Health Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	2.03	10-1-2047	45,000,000	45,000,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.03	6-1-2035	13,000,000	13,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	2.08	2-1-2056	33,320,000	33,320,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.08	2-1-2056	22,040,000	22,040,000
Sunroad Centrum Apartments 5 LP Series A (Housing Revenue, FHLB LOC)	2.08	8-1-2056	12,000,000	12,000,000
Sunroad Centrum Apartments 5 LP Series B (Housing Revenue, FHLB LOC)	2.08	8-1-2056	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Citibank NA LIQ) 144A	2.09	12-1-2027	32,000,000	32,000,000

				335,941,775

Pennsylvania: 0.09%

Other Municipal Debt: 0.06%
University Pittsburgh (Education Revenue)	2.17	8-2-2018	5,000,000	4,999,978

Variable Rate Demand Note ø: 0.03%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	2.43	12-1-2019	2,000,000	2,000,000

Tennessee: 0.83%

Variable Rate Demand Notes ø: 0.83%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	2.22	12-1-2024	35,000,000	35,000,000
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.22	12-1-2024	29,350,000	29,350,000

				64,350,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas: 0.66%

Other Municipal Debt: 0.66%
Texas Public Finance Authority (Miscellaneous Revenue)	2.10%	8-9-2018	$22,000,000	$22,000,262
Texas Public Finance Authority (Miscellaneous Revenue)	2.11	8-8-2018	29,200,000	29,200,374

				51,200,636

Total Municipal Obligations (Cost $966,836,775)				966,843,180

Other Instruments: 4.54%
ASC Mercer Island LLC §øø	2.08	6-1-2057	20,000,000	20,000,000
Cellmark Incorporated Secured §øø	2.03	6-1-2038	60,000,000	60,000,000
Invesco Dynamic Credit Opportunities Fund Series W-7 §	2.09	6-1-2028	55,000,000	55,000,000
Jefferson Stadium Park L Series A Secured §øø	2.08	2-1-2057	35,329,000	35,329,000
Jefferson Stadium Park L Series B Secured §øø	2.08	2-1-2057	15,100,000	15,100,000
La Mesa Senior Living LP Secured §øø	2.08	8-1-2057	22,810,000	22,810,000
Opus Group AB §øø	2.03	10-1-2032	25,000,000	25,000,000
ROC III CA Crossings Chino Hills Series B §øø	2.08	1-1-2057	19,600,000	19,600,000
ROC III California Crossings Chino Hills Series A §øø	2.08	1-1-2057	27,400,000	27,400,000
US Bancorp (3 Month LIBOR +0.49%) ±	2.83	11-15-2018	72,780,000	72,854,963

Total Other Instruments (Cost $353,098,330)				353,093,963

Short-Term Investments: 7.03%

Repurchase Agreements: 7.03%
Bank of America Corporation, dated 7-31-2018, maturity value $547,029,325 ^^	1.93	8-1-2018	547,000,000	547,000,000

Total Short-Term Investments (Cost $547,000,000)				547,000,000

Total investments in securities (Cost $7,855,498,507)	100.94%	7,856,223,500
Other assets and liabilities, net	(0.94)	(73,338,472)

Total net assets	100.00%	$7,782,885,028

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by U.S. government securities, 3.00% to 4.00%, 4-20-2043 to 9-20-2045, fair value including accrued interest is $563,410,000.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund	15

Abbreviations:

AGM	Assured Guaranty Municipal

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

HFA	Housing Finance Authority

HUD	Department of Housing and Urban Development

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

ROC	Reset option certificates

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Heritage Money Market Fund	Statement of assets and liabilities—July 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $7,855,498,507)	$7,856,223,500
Cash	13,120
Receivable for Fund shares sold	4,000,150
Receivable for interest	8,817,143

Total assets	7,869,053,913

Liabilities
Payable for investments purchased	78,735,987
Dividends payable	2,013,516
Payable for Fund shares redeemed	1,000,298
Management fee payable	593,695
Administration fees payable	309,058
Accrued expenses and other liabilities	3,516,331

Total liabilities	86,168,885

Total net assets	$7,782,885,028

NET ASSETS CONSIST OF
Paid-in capital	$7,782,483,634
Overdistributed net investment income	(352,553)
Accumulated net realized gains on investments	28,954
Net unrealized gains on investments	724,993

Total net assets	$7,782,885,028

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$88,698,329
Shares outstanding – Administrator Class[1]	88,666,160
Net asset value per share – Administrator Class	$1.0004
Net assets – Institutional Class	$1,644,093,919
Shares outstanding – Institutional Class[1]	1,643,522,415
Net asset value per share – Institutional Class	$1.0003
Net assets – Select Class	$5,991,794,365
Shares outstanding – Select Class[1]	5,989,205,635
Net asset value per share – Select Class	$1.0004
Net assets – Service Class	$58,298,415
Shares outstanding – Service Class[1]	58,278,599
Net asset value per share – Service Class	$1.0003

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2018 (unaudited)	Wells Fargo Heritage Money Market Fund	17

Investment income
Interest	$70,087,822

Expenses
Management fee	5,162,794
Administration fees
Administrator Class	50,824
Institutional Class	512,908
Select Class	1,115,358
Service Class	36,302
Shareholder servicing fees
Administrator Class	50,824
Service Class	69,981
Custody and accounting fees	320,084
Professional fees	31,351
Registration fees	154,809
Shareholder report expenses	25,853
Trustees’ fees and expenses	8,319
Other fees and expenses	161,470

Total expenses	7,700,877
Less: Fee waivers and/or expense reimbursements	(2,495,891)

Net expenses	5,204,986

Net investment income	64,882,836

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	28,954
Net change in unrealized gains (losses) on investments	219,466

Net realized and unrealized gains (losses) on investments	248,420

Net increase in net assets resulting from operations	$65,131,256

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Heritage Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2018 (unaudited)		Year ended January 31, 2018

Operations
Net investment income		$64,882,836		$64,014,600
Net realized gains on investments		28,954		63,872
Net change in unrealized gains (losses) on investments		219,466		116,211

Net increase in net assets resulting from operations		65,131,256		64,194,683

Distributions to shareholders from
Net investment income
Administrator Class		(844,593)		(808,895)
Institutional Class		(11,566,558)		(11,149,920)
Select Class		(51,997,859)		(51,559,917)
Service Class		(473,826)		(495,868)
Net realized gains
Administrator Class		0		(709)
Institutional Class		0		(10,041)
Select Class		0		(48,412)
Service Class		0		(465)

Total distributions to shareholders		(64,882,836)		(64,074,227)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	106,885,194	106,916,821	248,099,059	248,174,749
Institutional Class	4,210,725,446	4,211,911,906	5,717,291,116	5,719,078,095
Select Class	17,575,976,628	17,582,460,965	23,211,492,748	23,220,593,461
Service Class	107,579,828	107,609,266	187,716,630	187,774,196

		22,008,898,958		29,375,620,501

Reinvestment of distributions
Administrator Class	765,019	765,264	754,773	755,005
Institutional Class	9,094,170	9,096,673	8,776,998	8,779,616
Select Class	42,568,723	42,584,388	42,194,536	42,211,113
Service Class	360,576	360,673	394,767	394,887

		52,806,998		52,140,621

Payment for shares redeemed
Administrator Class	(111,496,253)	(111,527,999)	(238,910,906)	(238,984,011)
Institutional Class	(3,680,767,700)	(3,681,765,869)	(5,370,441,259)	(5,372,100,379)
Select Class	(17,344,694,398)	(17,351,116,719)	(20,923,225,004)	(20,931,345,992)
Service Class	(111,057,497)	(111,088,622)	(194,136,471)	(194,197,088)

		(21,255,499,209)		(26,736,627,470)

Net increase in net assets resulting from capital share transactions		806,206,747		2,691,133,652

Total increase in net assets		806,455,167		2,691,254,108

Net assets
Beginning of period		6,976,429,861		4,285,175,753

End of period		$7,782,885,028		$6,976,429,861

Overdistributed net investment income		$(352,553)		$(352,553)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0083	0.0096	0.0028	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0000 [3]	0.0003	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0084	0.0096	0.0031	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0083)	(0.0096)	(0.0028)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	0.00	0.00	0.00

Total distributions to shareholders	(0.0083)	(0.0096)	(0.0028)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0004	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total return[4]	0.84%	0.96%	0.31%	0.03%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.40%	0.35%	0.34%	0.34%	0.34%
Net expenses	0.33%	0.32%	0.33%	0.25%	0.19%	0.20%
Net investment income	1.66%	0.96%	0.24%	0.03%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$88,698	$92,542	$82,591	$258,152	$312,748	$286,618

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0090	0.0108	0.0039	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	(0.0001)	0.0000 [3]	0.0005	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0089	0.0108	0.0044	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0089)	(0.0108)	(0.0041)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	0.00	0.00	0.00

Total distributions to shareholders	(0.0089)	(0.0108)	(0.0041)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0003	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total return[4]	0.90%	1.09%	0.44%	0.08%	0.01%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.28%	0.23%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.19%	0.19%
Net investment income	1.80%	1.11%	0.36%	0.08%	0.01%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$1,644,094	$1,104,814	$749,052	$8,252,614	$9,397,113	$10,473,476

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SELECT CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0004	$1.0004	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0093	0.0116	0.0048	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0000 [3]	0.0004	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0093	0.0116	0.0052	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0093)	(0.0116)	(0.0048)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	0.00	0.00	0.00

Total distributions to shareholders	(0.0093)	(0.0116)	(0.0048)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0004	$1.0004	$1.0004	$1.00	$1.00	$1.00
Total return[4]	0.93%	1.16%	0.52%	0.15%	0.07%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.24%	0.19%	0.18%	0.18%	0.18%
Net expenses	0.13%	0.12%	0.13%	0.13%	0.13%	0.13%
Net investment income	1.86%	1.19%	0.43%	0.16%	0.07%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$5,991,794	$5,717,659	$3,386,093	$37,219,390	$35,247,440	$30,569,838

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SERVICE CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0003	$1.0003	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0078	0.0085	0.0016	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0000 [3]	0.0005	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0078	0.0085	0.0021	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0078)	(0.0085)	(0.0018)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	0.00	0.00	0.00

Total distributions to shareholders	(0.0078)	(0.0085)	(0.0018)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0003	$1.0003	$1.0003	$1.00	$1.00	$1.00
Total return[4]	0.78%	0.85%	0.21%	0.02%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.55%	0.52%	0.51%	0.50%	0.50%
Net expenses	0.43%	0.43%	0.43%	0.27%	0.19%	0.20%
Net investment income	1.57%	0.84%	0.13%	0.02%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$58,298	$61,415	$67,439	$898,288	$1,124,475	$1,064,804

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Heritage Money Market Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadvisers. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

24	Wells Fargo Heritage Money Market Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2018, the aggregate cost of all investments for federal income tax purposes was $7,855,498,507 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$756,594
Gross unrealized losses	(31,601)
Net unrealized gains	$724,993

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Heritage Money Market Fund	25

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$2,038,334,193	$0	$2,038,334,193

Asset-backed commercial paper	0	1,881,862,778	0	1,881,862,778

Financial company commercial paper	0	1,563,004,642	0	1,563,004,642

Other commercial paper	0	506,084,744	0	506,084,744

Other municipal debt	0	121,706,479	0	121,706,479

Variable rate demand notes	0	845,136,701	0	845,136,701

Other instruments	0	353,093,963	0	353,093,963
Repurchase agreements	0	547,000,000	0	547,000,000
Total assets	$0	$7,856,223,500	$0	$7,856,223,500

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2018, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

26	Wells Fargo Heritage Money Market Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through May 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2018, Funds Management voluntarily waived additional expenses beyond the contractual expense caps.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Goverance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue shield of Minnesota of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director 003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	31

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Heritage Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Heritage Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Advisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

32	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the investment performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than, equal to, or in range of the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	33

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

314808 09-18 SA304/SAR304 07-18

Semi-Annual Report

July 31, 2018

Institutional Money Market Funds

∎	Wells Fargo Municipal Cash Management Money Market Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Yields on money market funds benefited during the period.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2018. Yields on money market funds benefited during the period. As the U.S. Federal Reserve (the Fed) moved toward a more normalized monetary policy after an extended term of low interest rates following the global financial crisis during 2007 and 2008, its steady pace of interest rate increases helped raise yields on short-term money market instruments.

Globally, stock markets followed a less consistent path during the period. After advancing during the summer and fall of 2017 in a roughly synchronized way, economic growth and stock markets globally diverged during the first seven months of 2018. For fixed-income investors, higher U.S. interest rates, rising inflation, and intensifying global geopolitical tensions tended to restrain taxable bond prices while high-yield and municipal bond investors generally enjoyed positive returns.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 0.70%, and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 6.66%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 dropped 11.94%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.45% while fixed-income investments outside the U.S. fell 4.57%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond added 1.18%, and the ICE BofAML U.S. High Yield Index7 was up 0.55%.

Volatility reemerged during the first quarter of 2018 as economic signals were mixed.

The first quarter of 2018 began with stock market gains in January following U.S. tax reform that lowered rates for individuals and corporations and deregulation advanced in some economic sectors. Then, investor optimism was supplanted by several concerns. Trade tensions intensified, particularly between the U.S. and China. The U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April. The S&P 500 Index closed the first quarter with a negative return, the first negative quarterly return for the index since 2014.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index For All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because most of the country’s population lives in highly populated areas, which represent close to 90% of the total population. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	3

The Fed increased the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) in March 2018 and the rate of inflation reached the Fed’s 2% target for the first time in a year. The unemployment rate fell to 4.1%. The third revision of first-quarter gross domestic product (GDP) growth by the U.S. Bureau of Economic Analysis released during June 2018 was lowered to 2.0%.

Overseas, investment market returns reversed the strong returns of 2017. After having gained 27.19% for the 12-month period that ended on December 31, 2017, the MSCI ACWI ex USA Index (Net) fell 1.46% for the seven-month period that ended July 31, 2018. The U.S. dollar strengthened relative to local currencies, which served to restrain returns.

Global trade tensions escalated during the second quarter and into the third quarter of 2018.

Global trade tensions escalated as the second quarter of 2018 opened and equity markets fell in response before resuming upward momentum later in April. The U.S. government imposed tariffs on products and commodities imported from other markets in North America, Europe, and Asia. In retaliation, governments imposed tariffs on U.S. products and commodities. In addition, the U.S. pushed its North American neighbors to renegotiate the North American Free Trade Agreement, furthering trade tensions and investor uncertainty.

The CPI-U8 added 0.2% in May after a similar increase in April. On a year-over-year basis, the all-items index rose 2.8% for the 12 months that ended May 31, continuing its upward trend since the beginning of the year. The index for all items less food and energy rose 2.2% for the same 12-month period. Interest rates generally increased and the bond markets tended to decline.

During June 2018, the Fed increased the federal funds rate by 25 bps. Investment markets began to anticipate two more rate increases in 2018. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, on January 1, 2018, to 2.96% and 3.08%, respectively, on July 31, 2018. While higher at the end of the period, rates were off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates.

The unemployment rate fell to 3.9% in July after ticking up slightly in June from May’s 3.8% level, according to the U.S. Department of Labor. The annualized rate of GDP growth for the second quarter of 2018 was reported in July to be 4.1%, the highest level since the third quarter of 2014, according to the U.S. Bureau of Economic Analysis.

Internationally, the prospects for a smooth U.K. Brexit agreement was cast into doubt as members of Prime Minister Theresa May’s negotiating team resigned. Despite the uncertainty, the period closed with expectations that the Bank of England’s Monetary Policy Committee in July would announce an increase in its key interest rate to 0.75%, which it did in early August.

Meanwhile, central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, People’s Bank of China monetary policies shifted with cuts to reserve requirement ratios and implementation of supportive measures such as accelerated infrastructure spending and tax cuts for small and medium enterprises and for individuals. Nevertheless, a strengthening U.S. dollar and the tensions associated with trade policies remained headwinds for investors overseas.

4	Wells Fargo Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

This page is intentionally left blank.

6	Wells Fargo Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of July 31, 20181

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.96	0.34	0.35	0.41	0.30
Institutional Class (EMMXX)	11-20-1996	1.06	0.39	0.39	0.29	0.20
Service Class (EISXX)	11-25-1996	0.81	0.27	0.27	0.58	0.45

Yield summary (%) as of July 31, 20183

	Administrator Class	Institutional Class	Service Class
7-day current yield	0.85	0.95	0.70
7-day compound yield	0.86	0.96	0.70
30-day simple yield	0.90	1.00	0.75
30-day compound yield	0.90	1.00	0.75

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	7

Revenue source distribution as of July 31, 2018[4]

Effective maturity distribution as of July 31, 2018[4]

Weighted average maturity as of July 31, 2018[5]
6 Days

Weighted average life as of July 31, 2018[6]
6 Days

[1]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been included, returns for Administrator Class shares would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through May 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.70%, 0.82%, and 0.53% for Administrator Class, Institutional Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo Municipal Cash Management Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2018	Ending account value 7-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,005.56	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Class
Actual	$1,000.00	$1,006.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,004.81	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 88.93%

Arizona: 6.37%

Variable Rate Demand Notes ø: 6.37%
Arizona Tender Option Bond Trust Receipts/Certificates Series 2017-XM0563 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	1.01%	7-1-2025	$5,400,000	$5,400,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.05	8-1-2026	2,500,000	2,500,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	1.07	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.07	8-1-2027	1,250,000	1,250,000

				12,850,000

California: 3.74%

Variable Rate Demand Notes ø: 3.74%
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	1.07	11-1-2027	1,400,000	1,400,000
California Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0642 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	1.14	5-1-2024	4,360,000	4,360,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.78	9-15-2024	1,775,000	1,775,000

				7,535,000

Colorado: 0.69%

Variable Rate Demand Notes ø: 0.69%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	1.09	10-1-2019	645,000	645,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.14	11-1-2020	735,000	735,000

				1,380,000

Florida: 3.55%

Variable Rate Demand Notes ø: 3.55%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0286 (Airport Revenue, AGC Insured, TD Bank NA LIQ) 144A	1.29	10-1-2038	6,655,000	6,655,000
Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.04	8-15-2047	500,000	500,000

				7,155,000

Illinois: 11.15%

Variable Rate Demand Notes ø: 11.15%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	1.05	7-1-2033	1,780,000	1,780,000
Illinois Finance Authority Northwestern Memorial Hospital Series 2007A-3 (Health Revenue, JPMorgan Chase & Company SPA)	1.50	8-15-2042	4,000,000	4,000,000
Lake County IL Multi-Family Housing (Housing Revenue, FHLMC LIQ)	1.06	11-1-2034	5,035,000	5,035,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue, Caterpillar Incorporated LOC)	1.16	2-1-2030	4,300,000	4,300,000
Southwestern IL Development Authority Solid Waste Disposal Center Ethanol Series B (Resource Recovery Revenue, Reliance Bank LOC)	1.07	1-1-2033	7,370,000	7,370,000

				22,485,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 3.98%

Variable Rate Demand Notes ø: 3.98%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.98%	7-1-2023	$1,380,000	$1,380,000
Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	1.45	12-1-2039	1,000,000	1,000,000
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	1.31	12-1-2027	3,015,000	3,015,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	1.00	3-1-2041	1,395,000	1,395,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	1.05	10-1-2023	1,230,000	1,230,000

				8,020,000

Iowa: 1.03%

Variable Rate Demand Note ø: 1.03%
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	1.05	11-1-2035	2,075,000	2,075,000

Kansas: 0.44%

Variable Rate Demand Note ø: 0.44%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank ACB LOC)	1.07	11-1-2020	890,000	890,000

Kentucky: 0.62%

Variable Rate Demand Note ø: 0.62%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	1.05	9-1-2022	1,250,000	1,250,000

Louisiana: 1.98%

Variable Rate Demand Note ø: 1.98%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue, Honeywell International Incorporated LOC)	1.11	12-1-2036	4,000,000	4,000,000

Michigan: 4.28%

Variable Rate Demand Notes ø: 4.28%
Michigan Strategic Fund Limited Obligation Series 1982 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.05	6-1-2024	2,800,000	2,800,000
Michigan Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.12	11-1-2028	5,835,000	5,835,000

				8,635,000

Minnesota: 0.37%

Variable Rate Demand Note ø: 0.37%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.03	8-15-2038	750,000	750,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Mississippi: 2.63%

Variable Rate Demand Notes ø: 2.63%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series E (Industrial Development Revenue)	1.52%	12-1-2030	$4,310,000	$4,310,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.99	11-1-2018	1,000,000	1,000,000

				5,310,000

Missouri: 0.64%

Variable Rate Demand Note ø: 0.64%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	1.16	4-1-2026	1,290,000	1,290,000

Nebraska: 2.91%

Variable Rate Demand Note ø: 2.91%
Nebraska Tender Option Bond Trust Receipts/Certificates Series XM0184 (Airport Revenue, AGC Insured, Bank of America NA LIQ) 144A	1.09	10-1-2033	5,865,000	5,865,000

Nevada: 1.65%

Variable Rate Demand Note ø: 1.65%
Nevada Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0634 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.97	12-1-2025	3,330,000	3,330,000

New York: 10.71%

Variable Rate Demand Notes ø: 10.71%
New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.54	11-1-2019	7,000,000	7,000,000
New York Homeowner Mortgage Agency Series 210 (Housing Revenue, Barclays Bank plc SPA)	1.00	10-1-2039	3,500,000	3,500,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	1.51	8-1-2043	6,100,000	6,100,000
Triborough Bridge and Tunnel Authority Series 2005B-3 (Transportation Revenue, State Street Bank & Trust Company LOC)	1.40	1-1-2032	5,000,000	5,000,000

				21,600,000

North Carolina: 0.77%

Variable Rate Demand Note ø: 0.77%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	1.00	1-1-2027	1,550,000	1,550,000

North Dakota: 0.46%

Variable Rate Demand Note ø: 0.46%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	1.14	12-1-2022	935,000	935,000

Ohio: 1.04%

Variable Rate Demand Note ø: 1.04%
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.16	5-1-2034	2,100,000	2,100,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 0.38%

Variable Rate Demand Note ø: 0.38%
Portland OR Portland International Airport Series 18-A (Airport Revenue, Bank of China LOC)	1.00%	7-1-2026	$755,000	$755,000

Other: 3.95%

Variable Rate Demand Notes ø: 3.95%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.99	2-15-2028	4,000,000	4,000,000
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	0.97	12-15-2045	2,135,000	2,135,000
FHLMC MFHR Series M-033 Class A (Housing Revenue, FHLMC LIQ)	0.97	3-15-2049	1,835,000	1,835,000

				7,970,000

Pennsylvania: 3.19%

Variable Rate Demand Notes ø: 3.19%
Allegheny County PA Hospital Development Authority Series E (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.50	4-1-2022	2,500,000	2,500,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	1.05	8-1-2022	500,000	500,000
Pennsylvania EDFA Series G-10 (Miscellaneous Revenue, PNC Bank NA LOC)	1.05	12-1-2025	2,000,000	2,000,000
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0281 (Housing Revenue, TD Bank NA LIQ) 144A	1.00	10-1-2033	1,435,000	1,435,000

				6,435,000

Tennessee: 2.33%

Variable Rate Demand Note ø: 2.33%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA)	1.44	6-1-2042	4,700,000	4,700,000

Texas: 11.74%

Variable Rate Demand Notes ø: 11.74%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue, BASF SE LOC)	1.05	10-1-2036	5,000,000	5,000,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	1.05	8-1-2039	1,675,000	1,675,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bond Series 2000 (GO Revenue, Societe Generale LIQ)	1.54	2-15-2028	7,000,000	7,000,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue, Total SA LOC)	1.00	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue, Flint Hills Resources LLC)	1.08	4-1-2028	7,000,000	7,000,000

				23,675,000

Virginia: 0.65%

Variable Rate Demand Note ø: 0.65%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	1.00	4-1-2026	1,300,000	1,300,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Washington: 3.03%

Variable Rate Demand Notes ø: 3.03%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	1.05%	9-1-2021	$3,300,000	$3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.00	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	1.05	8-1-2026	1,215,000	1,215,000

				6,105,000

West Virginia: 1.34%

Variable Rate Demand Note ø: 1.34%
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	1.07	10-1-2031	2,700,000	2,700,000

Wisconsin: 3.31%

Variable Rate Demand Notes ø: 3.31%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	1.16	11-1-2020	985,000	985,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	1.16	11-1-2020	680,000	680,000
Wisconsin Housing & EDA Home Ownership Series C (Housing Revenue, Royal Bank of Canada SPA)	0.95	3-1-2039	5,000,000	5,000,000

				6,665,000

Total Municipal Obligations (Cost $179,310,000)				179,310,000

Other: 8.28%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144Aø	1.04	3-1-2040	3,000,000	3,000,000
Nuveen Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series 1-2118 (Barclays Bank LIQ) 144Aø	1.09	5-1-2041	5,000,000	5,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144Aø	1.09	2-25-2045	5,000,000	5,000,000
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144Aø	1.09	3-11-2045	3,700,000	3,700,000

Total Other (Cost $16,700,000)				16,700,000

Repurchase Agreements: 2.48%
Barclay’s Capital Incorporated, dated 7-31-2018, maturity value $5,000,265 ^^	1.91	8-1-2018	5,000,000	5,000,000

Total Repurchase Agreements (Cost $5,000,000)				5,000,000

Total investments in securities (Cost $201,010,000)	99.69%	201,010,000
Other assets and liabilities, net	0.31	618,167

Total net assets	100.00%	$201,628,167

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

^^	Collateralized by U.S. government securities, 0.00% to 6.00%, 11-8-2018 to 8-15-2047, fair value including accrued interest is $5,100,000.

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

CDA	Community Development Authority

DRIVER	Derivative inverse tax-exempt receipts

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GO	General obligation

IDA	Industrial Development Authority

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

PCFA	Pollution Control Financing Authority

PUTTER	Puttable tax-exempt receipts

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2018 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	15

Assets
Investments in unaffiliated securities, at value (cost $201,010,000)	$201,010,000
Cash	141,949
Receivable for investments sold	180,000
Receivable for interest	422,076
Prepaid expenses and other assets	55,773

Total assets	201,809,798

Liabilities
Shareholder report expenses payable	81,109
Custodian and accounting fees payable	25,726
Administration fees payable	17,684
Professional fees payable	15,757
Management fee payable	6,215
Payable for Fund shares redeemed	4,488
Dividends payable	4,058
Accrued expenses and other liabilities	26,594

Total liabilities	181,631

Total net assets	$201,628,167

NET ASSETS CONSIST OF
Paid-in capital	$201,501,125
Overdistributed net investment income	(75,241)
Accumulated net realized gains on investments	202,283

Total net assets	$201,628,167

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$6,270,611
Shares outstanding – Administrator Class[1]	6,264,276
Net asset value per share – Administrator Class	$1.0010
Net assets – Institutional Class	$174,517,837
Shares outstanding – Institutional Class[1]	174,332,904
Net asset value per share – Institutional Class	$1.0011
Net assets – Service Class	$20,839,719
Shares outstanding – Service Class[1]	20,818,308
Net asset value per share – Service Class	$1.0010

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Cash Management Money Market Fund	Statement of operations—six months ended July 31, 2018 (unaudited)

Investment income
Interest	$1,910,726

Expenses
Management fee	203,607
Administration fees
Administrator Class	2,239
Institutional Class	98,871
Service Class	11,892
Shareholder servicing fees
Administrator Class	2,239
Service Class	24,776
Custody and accounting fees	16,060
Professional fees	19,398
Registration fees	39,326
Shareholder report expenses	6,996
Trustees’ fees and expenses	9,468
Other fees and expenses	11,372

Total expenses	446,244
Less: Fee waivers and/or expense reimbursements	(147,753)

Net expenses	298,491

Net investment income	1,612,235

Net realized gains on investments	1,463

Net increase in net assets resulting from operations	$1,613,698

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Municipal Cash Management Money Market Fund	17

	Six months ended July 31, 2018 (unaudited)		Year ended January 31, 2018

Operations
Net investment income		$1,612,235		$2,669,470
Net realized gains on investments		1,463		200,819
Net change in unrealized gains (losses) on investments		0		(175)

Net increase in net assets resulting from operations		1,613,698		2,870,114

Distributions to shareholders from
Net investment income
Administrator Class		(24,497)		(22,145)
Institutional Class		(1,492,026)		(2,533,504)
Service Class		(95,712)		(113,982)
Net realized gains
Administrator Class		0		(9)
Institutional Class		0		(1,014)
Service Class		0		(53)

Total distributions to shareholders		(1,612,235)		(2,670,707)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	2,997,003	3,000,000	0	0
Institutional Class	2,353,629,065	2,356,218,058	6,592,288,860	6,598,075,845
Service Class	5,512,007	5,517,518	5,397,387	5,401,673

		2,364,735,576		6,603,477,518

Reinvestment of distributions
Administrator Class	23,914	23,938	21,782	21,800
Institutional Class	1,481,388	1,483,018	2,498,994	2,501,356
Service Class	70,831	70,901	79,884	79,954

		1,577,857		2,603,110

Payment for shares redeemed
Institutional Class	(2,516,631,262)	(2,519,399,556)	(6,521,302,596)	(6,527,059,643)
Service Class	(4,099,790)	(4,103,891)	(10,091,953)	(10,099,803)

		(2,523,503,447)		(6,537,159,446)

Net increase (decrease) in net assets resulting from capital share transactions		(157,190,014)		68,921,182

Total increase (decrease) in net assets		(157,188,551)		69,120,589

Net assets
Beginning of period		358,816,718		289,696,129

End of period		$201,628,167		$358,816,718

Overdistributed net investment income		$(75,241)		$(75,241)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0010	$1.0005	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0055	0.0069	0.0031	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0005	0.0008	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0055	0.0074	0.0039	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0055)	(0.0069)	(0.0030)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	(0.0004)	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0055)	(0.0069)	(0.0034)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0010	$1.0010	$1.0005	$1.00	$1.00	$1.00
Total return[4]	0.56%	0.74%	0.35%	0.02%	0.02%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.41%	0.39%	0.37%	0.37%	0.36%
Net expenses	0.30%	0.30%	0.27%	0.10%	0.11%	0.15%
Net investment income	1.09%	0.68%	0.29%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$6,271	$3,247	$3,223	$3,537	$3,536	$3,536

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Cash Management Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0011	$1.0005	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0057	0.0080	0.0035	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0003	0.0005	0.0012	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0060	0.0085	0.0047	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0060)	(0.0079)	(0.0038)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	(0.0004)	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0060)	(0.0079)	(0.0042)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0011	$1.0011	$1.0005	$1.00	$1.00	$1.00
Total return[4]	0.61%	0.85%	0.44%	0.02%	0.02%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.31%	0.29%	0.26%	0.25%	0.25%	0.24%
Net expenses	0.20%	0.20%	0.18%	0.10%	0.11%	0.15%
Net investment income	1.21%	0.79%	0.27%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$174,518	$336,215	$262,511	$953,036	$1,008,667	$1,104,686

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SERVICE CLASS		2018	2017	2016[1]	2015[1]	2014[1]
Net asset value, beginning of period	$1.0010	$1.0005	$1.0000	$1.00	$1.00	$1.00
Net investment income	0.0046	0.0059	0.0037	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0002	0.0000 [3]	(0.0010)	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0048	0.0059	0.0027	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0048)	(0.0054)	(0.0018)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	(0.0004)	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0048)	(0.0054)	(0.0022)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0010	$1.0010	$1.0005	$1.00	$1.00	$1.00
Total return[4]	0.48%	0.59%	0.23%	0.02%	0.02%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.58%	0.49%	0.48%	0.47%	0.48%
Net expenses	0.45%	0.45%	0.35%	0.10%	0.11%	0.15%
Net investment income	0.97%	0.53%	0.09%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$20,840	$19,355	$23,962	$108,484	$140,465	$175,358

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

22	Wells Fargo Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$179,310,000	$0	$179,310,000

Other	0	16,700,000	0	16,700,000

Repurchase agreements	0	5,000,000	0	5,000,000
Total assets	$0	$201,010,000	$0	$201,010,000

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	23

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2018, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through May 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $500,170,000 and $661,635,000 in interfund purchases and sales, respectively, during the six months ended July 31, 2018.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Goverance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue shield of Minnesota of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director 003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

28	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Municipal Cash Management Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	29

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”) and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for the Administrator Class and Institutional Class, but higher than the median net operating expense ratios of the expense Group for the Service Class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to, or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

30	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

314809 09-18 SA307/SAR307 07-18

Semi-Annual Report

July 31, 2018

Government Money Market Funds

∎	Wells Fargo Government Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Government Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Yields on money market funds benefited during the period.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Government Money Market Fund for the six-month period that ended July 31, 2018. Yields on money market funds benefited during the period. As the U.S. Federal Reserve (the Fed) moved toward a more normalized monetary policy after an extended term of low interest rates following the global financial crisis during 2007 and 2008, its steady pace of interest rate increases helped raise yields on short-term money market instruments.

Globally, stock markets followed a less consistent path during the period. After advancing during the summer and fall of 2017 in a roughly synchronized way, economic growth and stock markets globally diverged during the first seven months of 2018. For fixed-income investors, higher U.S. interest rates, rising inflation, and intensifying global geopolitical tensions tended to restrain taxable bond prices while high-yield and municipal bond investors generally enjoyed positive returns.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 0.70%, and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 6.66%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 dropped 11.94%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.45% while fixed-income investments outside the U.S. fell 4.57%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 added 1.18%, and the ICE BofAML U.S. High Yield Index7 was up 0.55%.

Volatility reemerged during the first quarter of 2018 as economic signals were mixed.

The first quarter of 2018 began with stock market gains in January following U.S. tax reform that lowered rates for individuals and corporations and deregulation advanced in some economic sectors. Then, investor optimism was supplanted by several concerns. Trade tensions intensified, particularly between the U.S. and China. The U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April. The S&P 500 Index closed the first quarter with a negative return, the first negative quarterly return for the index since 2014.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index For All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because most of the country’s population lives in highly populated areas, which represent close to 90% of the total population. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Government Money Market Fund	3

The Fed increased the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) in March 2018 and the rate of inflation reached the Fed’s 2% target for the first time in a year. The unemployment rate fell to 4.1%. The third revision of first-quarter gross domestic product (GDP) growth by the U.S. Bureau of Economic Analysis released during June 2018 was lowered to 2.0%.

Overseas, investment market returns reversed the strong returns of 2017. After having gained 27.19% for the 12-month period that ended on December 31, 2017, the MSCI ACWI ex USA Index (Net) fell 1.46% for the seven-month period that ended July 31, 2018. The U.S. dollar strengthened relative to local currencies, which served to restrain returns.

Global trade tensions escalated during the second quarter and into the third quarter of 2018.

Global trade tensions escalated as the second quarter of 2018 opened and equity markets fell in response before resuming upward momentum later in April. The U.S. government imposed tariffs on products and commodities imported from other markets in North America, Europe, and Asia. In retaliation, governments imposed tariffs on U.S. products and commodities. In addition, the U.S. pushed its North American neighbors to renegotiate the North American Free Trade Agreement, furthering trade tensions and investor uncertainty.

The CPI-U8 added 0.2% in May after a similar increase in April. On a year-over-year basis, the all-items index rose 2.8% for the 12 months that ended May 31, continuing its upward trend since the beginning of the year. The index for all items less food and energy rose 2.2% for the same 12-month period. Interest rates generally increased and the bond markets tended to decline.

During June 2018, the Fed increased the federal funds rate by 25 bps. Investment markets began to anticipate two more rate increases in 2018. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, on January 1, 2018, to 2.96% and 3.08%, respectively, on July 31, 2018. While higher at the end of the period, rates were off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates.

The unemployment rate fell to 3.9% in July after ticking up slightly in June from May’s 3.8% level, according to the U.S. Department of Labor. The annualized rate of GDP growth for the second quarter of 2018 was reported in July to be 4.1%, the highest level since the third quarter of 2014, according to the U.S. Bureau of Economic Analysis.

Internationally, the prospects for a smooth U.K. Brexit agreement was cast into doubt as members of Prime Minister Theresa May’s negotiating team resigned. Despite the uncertainty, the period closed with expectations that the Bank of England’s Monetary Policy Committee in July would announce an increase in its key interest rate to 0.75%, which it did in early August.

Meanwhile, central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, People’s Bank of China monetary policies shifted with cuts to reserve requirement ratios and implementation of supportive measures such as accelerated infrastructure spending and tax cuts for small and medium enterprises and for individuals. Nevertheless, a strengthening U.S. dollar and the tensions associated with trade policies remained headwinds for investors overseas.

4	Wells Fargo Government Money Market Fund	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20181

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.83	0.19	0.15	0.61	0.60
Administrator Class (WGAXX)	7-31-2003	1.10	0.29	0.21	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	1.24	0.36	0.27	0.22	0.20
Select Class (WFFXX)	6-30-2015	1.30	0.40	0.28	0.18	0.14
Service Class (NWGXX)	11-16-1987	0.94	0.23	0.17	0.51	0.50
Sweep Class	6-30-2010	0.67	0.15	0.13	0.77	0.77

Yield summary (%) as of July 31, 20183

	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield	1.37	1.63	1.77	1.83	1.47	1.20
7-day compound yield	1.38	1.64	1.78	1.84	1.48	1.21
30-day simple yield	1.37	1.63	1.77	1.83	1.47	1.20
30-day compound yield	1.38	1.65	1.78	1.85	1.48	1.21

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Government Money Market Fund	7

Portfolio composition as of July 31, 2018[4]

Effective maturity distribution as of July 31, 2018[4]

Weighted average maturity as of July 31, 2018[5]
22 days

Weighted average life as of July 31, 2018[6]
93 days

[1]

Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been included, returns for Sweep Class shares would be lower.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through May 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class, 0.50% for Service Class, and 0.77% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.36%, 1.63%, 1.75%, 1.79%, 1.46%, and 1.20% for Class A, Administrator Class, Institutional Class, Select Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo Government Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2018	Ending account value 7-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,005.55	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,006.89	$1.72	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%
Institutional Class
Actual	$1,000.00	$1,007.57	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,007.87	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Service Class
Actual	$1,000.00	$1,006.07	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Sweep Class
Actual	$1,000.00	$1,004.74	$3.89	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.92	0.77%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 39.89%
FFCB	0.93%	9-6-2018	$15,000,000	$14,989,586
FFCB (z)	1.60	8-2-2018	100,000,000	99,995,611
FFCB (z)	1.61	8-6-2018	100,000,000	99,977,917
FFCB (z)	1.62	8-21-2018	20,000,000	19,982,222
FFCB (z)	1.64	8-17-2018	15,000,000	14,989,200
FFCB (z)	1.65	8-22-2018	100,000,000	99,904,917
FFCB (z)	1.68	9-7-2018	50,000,000	49,914,438
FFCB (z)	1.69	9-26-2018	100,000,000	99,740,222
FFCB (z)	1.87	12-17-2018	10,000,000	9,929,467
FFCB (z)	1.89	9-27-2018	17,000,000	16,949,666
FFCB (1 Month LIBOR -0.14%) ±	1.93	8-24-2018	300,000,000	299,999,427
FFCB (1 Month LIBOR -0.14%) ±	1.94	6-13-2019	88,000,000	87,912,131
FFCB (1 Month LIBOR -0.13%) ±	1.94	8-15-2018	50,000,000	49,999,865
FFCB (1 Month LIBOR -0.15%) ±	1.95	1-4-2019	200,000,000	199,998,282
FFCB (1 Month LIBOR -0.10%) ±	1.97	7-25-2019	250,000,000	249,990,141
FFCB (1 Month LIBOR -0.10%) ±	1.97	8-15-2019	118,000,000	117,990,747
FFCB (1 Month LIBOR -0.08%) ±	1.98	10-25-2019	208,000,000	207,995,985
FFCB (1 Month LIBOR -0.08%) ±	1.99	11-12-2019	100,000,000	100,000,213
FFCB (1 Month LIBOR -0.10%) ±	1.99	7-19-2019	145,000,000	144,992,878
FFCB (1 Month LIBOR -0.08%) ±	1.99	7-15-2019	200,000,000	199,990,435
FFCB (1 Month LIBOR -0.09%) ±	1.99	8-19-2019	200,000,000	199,989,334
FFCB (1 Month LIBOR -0.10%) ±	1.99	12-2-2019	37,000,000	36,986,251
FFCB (1 Month LIBOR -0.08%) ±	2.00	4-29-2019	100,000,000	99,996,967
FFCB (1 Month LIBOR -0.08%) ±	2.00	1-30-2020	75,000,000	74,991,110
FFCB (1 Month LIBOR -0.10%) ±	2.00	10-8-2019	116,500,000	116,467,605
FFCB (z)	2.00	10-23-2018	75,000,000	74,655,896
FFCB (1 Month LIBOR -0.08%) ±	2.00	9-23-2019	150,000,000	149,999,239
FFCB (1 Month LIBOR -0.07%) ±	2.00	9-12-2019	100,000,000	99,994,414
FFCB (1 Month LIBOR -0.08%) ±	2.01	6-10-2019	200,000,000	199,983,150
FFCB (1 Month LIBOR -0.08%) ±	2.01	11-20-2019	150,000,000	149,960,241
FFCB (1 Month LIBOR -0.07%) ±	2.01	4-18-2019	150,000,000	150,011,711
FFCB (1 Month LIBOR -0.08%) ±	2.01	6-5-2019	35,000,000	34,998,537
FFCB (1 Month LIBOR -0.08%) ±	2.01	7-10-2019	147,200,000	147,200,000
FFCB (z)	2.01	10-29-2018	50,000,000	49,752,778
FFCB (1 Month LIBOR -0.05%) ±	2.02	3-12-2020	250,000,000	249,987,934
FFCB (1 Month LIBOR -0.06%) ±	2.02	2-27-2020	48,500,000	48,496,951
FFCB (1 Month LIBOR -0.05%) ±	2.03	5-14-2020	300,000,000	299,978,701
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.06	3-23-2020	200,000,000	199,986,913
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.06	6-18-2020	100,000,000	99,991,542
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.06	4-16-2020	350,000,000	349,976,215
FFCB (1 Month LIBOR -0.03%) ±	2.07	4-9-2020	250,000,000	249,978,983
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.08	5-15-2020	225,000,000	225,006,264
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.09%) ±	2.10	3-26-2020	100,000,000	99,995,084
FFCB (1 Month LIBOR +0.02%) ±	2.11	10-3-2018	75,000,000	75,000,698
FFCB (1 Month LIBOR +0.03%) ±	2.11	8-22-2018	250,000,000	249,999,396
FFCB (3 Month LIBOR -0.20%) ±	2.12	3-6-2020	75,000,000	74,995,244
FFCB (1 Month LIBOR +0.05%) ±	2.12	11-15-2018	250,000,000	249,998,539
FFCB (1 Month LIBOR +0.05%) ±	2.13	1-27-2020	158,500,000	158,759,234
FFCB (3 Month LIBOR -0.21%) ±	2.13	8-15-2018	25,000,000	24,999,913
FFCB (1 Month LIBOR +0.07%) ±	2.14	11-29-2018	100,000,000	99,998,345

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FFCB (3 Month LIBOR -0.20%) ±	2.14%	1-9-2019	$25,000,000	$25,000,000
FFCB (3 Month LIBOR -0.20%) ±	2.14	4-16-2019	25,000,000	24,998,318
FFCB (1 Month LIBOR +0.05%) ±	2.14	1-3-2019	50,000,000	50,000,000
FFCB (3 Month LIBOR -0.19%) ±	2.15	6-13-2019	125,000,000	125,001,730
FFCB (z)	2.16	1-22-2019	40,000,000	39,588,200
FFCB (1 Month LIBOR +0.07%) ±	2.17	1-8-2019	125,000,000	125,000,000
FFCB (1 Month LIBOR +0.09%) ±	2.17	10-11-2018	375,000,000	374,996,193
FFCB (3 Month LIBOR -0.17%) ±	2.17	4-9-2020	100,000,000	99,993,307
FFCB (1 Month LIBOR +0.09%) ±	2.17	9-19-2018	300,000,000	299,998,784
FFCB (1 Month LIBOR +0.09%) ±	2.17	10-19-2018	150,000,000	150,000,000
FFCB (3 Month LIBOR -0.15%) ±	2.18	3-2-2020	100,000,000	99,996,848
FFCB (3 Month LIBOR -0.14%) ±	2.18	8-28-2019	25,000,000	25,000,000
FFCB (1 Month LIBOR +0.10%) ±	2.19	10-3-2018	249,000,000	248,997,554
FFCB (1 Month LIBOR +0.11%) ±	2.19	9-6-2018	175,000,000	175,000,000
FFCB (3 Month LIBOR -0.13%) ±	2.20	9-12-2019	100,000,000	99,995,540
FFCB (3 Month LIBOR -0.15%) ±	2.21	11-14-2018	27,550,000	27,550,257
FFCB (3 Month LIBOR -0.12%) ±	2.22	1-27-2020	10,000,000	10,014,634
FFCB (3 Month LIBOR -0.13%) ±	2.23	8-14-2019	100,000,000	99,995,858
FFCB (1 Month LIBOR +0.14%) ±	2.23	8-1-2018	69,000,000	69,000,000
FFCB (3 Month LIBOR -0.13%) ±	2.23	8-1-2019	100,000,000	100,000,000
FFCB (1 Month LIBOR +0.15%) ±	2.24	4-3-2019	14,330,000	14,354,543
FFCB (1 Month LIBOR +0.16%) ±	2.25	12-2-2019	25,000,000	25,078,798
FFCB (z)	2.28	3-4-2019	25,000,000	24,664,063
FFCB (1 Month LIBOR +0.19%) ±	2.29	8-8-2018	40,000,000	40,000,388
FFCB (3 Month LIBOR +0.04%) ±	2.37	11-16-2018	8,500,000	8,504,923
FHLB (z)	1.91	8-15-2018	300,000,000	299,777,634
FHLB	0.63	8-7-2018	96,810,000	96,795,336
FHLB	0.88	10-1-2018	75,265,000	75,168,824
FHLB (z)	1.28	9-26-2018	268,000,000	267,193,057
FHLB	1.50	11-20-2018	43,000,000	42,978,548
FHLB (z)	1.89	8-8-2018	150,000,000	149,945,196
FHLB (z)	1.89	8-22-2018	100,000,000	99,890,333
FHLB (z)	1.90	8-3-2018	502,000,000	501,947,220
FHLB (z)	1.90	8-10-2018	150,000,000	149,929,125
FHLB (z)	1.90	8-7-2018	400,000,000	399,873,541
FHLB (z)	1.92	9-13-2018	100,000,000	99,773,056
FHLB (z)	1.92	8-20-2018	150,000,000	149,848,792
FHLB (z)	1.92	8-23-2018	100,000,000	99,882,972
FHLB (z)	1.92	8-24-2018	150,000,000	149,816,575
FHLB (z)	1.93	8-31-2018	250,000,000	249,599,792
FHLB (1 Month LIBOR -0.16%) ±	1.93	8-1-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.93	10-16-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.93	12-14-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.93	12-14-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.94	10-26-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.94	8-28-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.94	11-16-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.94	2-28-2019	300,000,000	300,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.94	11-15-2018	150,000,000	150,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB (1 Month LIBOR -0.13%) ±	1.94%	4-15-2019	$200,000,000	$200,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.95	11-23-2018	250,000,000	250,000,000
FHLB (z)	1.95	9-5-2018	14,000,000	13,973,636
FHLB (1 Month LIBOR -0.12%) ±	1.95	9-12-2018	300,000,000	300,000,000
FHLB (1 Month LIBOR -0.15%) ±	1.95	11-1-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.95	7-16-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.95	8-24-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.95	1-18-2019	400,000,000	400,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.95	12-3-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±%%	1.95	1-22-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±%%	1.95	2-6-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.95	8-21-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.95	10-23-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.95	3-22-2019	200,000,000	200,000,000
FHLB (z)	1.95	9-18-2018	123,222,000	122,903,266
FHLB (z)	1.95	9-27-2018	650,000,000	647,999,459
FHLB (1 Month LIBOR -0.13%) ±	1.96	9-6-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.96	10-10-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.96	12-7-2018	500,000,000	500,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.96	4-18-2019	300,000,000	300,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.96	11-20-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.96	12-10-2018	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.96	2-22-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.96	2-22-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.14%) ±	1.97	12-4-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.97	12-10-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.11%) ±	1.97	10-26-2018	150,000,000	150,000,000
FHLB (z)	1.97	10-2-2018	150,000,000	149,494,958
FHLB (z)	1.97	10-10-2018	200,000,000	199,238,167
FHLB (1 Month LIBOR -0.13%) ±	1.97	9-5-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.97	9-6-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.11%) ±	1.97	2-22-2019	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.97	9-7-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.13%) ±	1.97	6-7-2019	205,000,000	204,997,886
FHLB (1 Month LIBOR -0.11%) ±	1.97	12-11-2018	250,000,000	250,000,000
FHLB (1 Month LIBOR -0.12%) ±	1.98	9-7-2018	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.98	11-28-2018	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.10%) ±	1.98	12-18-2018	154,000,000	154,000,402
FHLB (1 Month LIBOR -0.10%) ±	1.98	12-21-2018	100,000,000	100,000,000
FHLB (z)	1.98	10-12-2018	250,000,000	249,014,000
FHLB (1 Month LIBOR -0.09%) ±	1.98	1-14-2019	250,000,000	250,013,515
FHLB (1 Month LIBOR -0.09%) ±	1.98	7-16-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.09%) ±	1.98	7-17-2019	100,000,000	100,000,077
FHLB (1 Month LIBOR -0.09%) ±	1.99	7-22-2019	100,000,000	100,000,044
FHLB (1 Month LIBOR -0.10%) ±	1.99	10-21-2019	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.99	3-15-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	1.99	11-13-2018	75,000,000	75,000,000
FHLB (z)	2.00	10-5-2018	50,000,000	49,821,250
FHLB (1 Month LIBOR -0.08%) ±	2.00	3-19-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.08%) ±	2.01	3-20-2019	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB (1 Month LIBOR -0.09%) ±	2.01%	11-8-2018	$75,000,000	$75,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.01	4-26-2019	150,000,000	150,000,000
FHLB (1 Month LIBOR -0.06%) ±	2.02	12-16-2019	114,100,000	114,156,554
FHLB (1 Month LIBOR -0.08%) ±	2.02	2-4-2019	100,000,000	100,000,000
FHLB (1 Month LIBOR -0.05%) ±	2.02	12-13-2019	100,000,000	100,000,000
FHLB (z)	2.03	11-8-2018	150,000,000	149,166,750
FHLB (1 Month LIBOR -0.05%) ±	2.05	10-9-2019	150,000,000	150,000,000
FHLB (z)	2.07	11-27-2018	100,000,000	99,326,417
FHLB (3 Month LIBOR -0.28%) ±%%	2.07	2-4-2019	200,000,000	200,000,000
FHLB (z)	2.07	11-30-2018	50,000,000	49,655,486
FHLB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.08	1-30-2020	150,000,000	150,000,000
FHLB (z)	2.10	12-10-2018	200,000,000	198,486,222
FHLB (3 Month LIBOR -0.24%) ±	2.10	10-16-2018	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.26%) ±	2.10	8-7-2018	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.21%) ±	2.12	6-19-2020	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.21%) ±	2.13	10-26-2018	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.21%) ±	2.13	7-6-2020	200,000,000	200,000,000
FHLB (3 Month LIBOR -0.20%) ±	2.13	1-18-2019	300,000,000	300,005,901
FHLB (3 Month LIBOR -0.16%) ±	2.16	6-5-2019	10,000,000	10,003,257
FHLB (3 Month LIBOR -0.16%) ±	2.16	5-28-2019	27,500,000	27,503,180
FHLB (3 Month LIBOR -0.16%) ±	2.16	5-28-2019	550,000,000	550,111,459
FHLB (3 Month LIBOR -0.16%) ±	2.17	6-12-2019	422,490,000	422,485,304
FHLB (3 Month LIBOR -0.16%) ±	2.17	5-24-2019	42,000,000	42,005,445
FHLB (3 Month LIBOR -0.16%) ±	2.17	5-24-2019	200,000,000	200,022,980
FHLB (3 Month LIBOR -0.19%) ±	2.17	11-2-2018	91,400,000	91,391,633
FHLB (3 Month LIBOR -0.14%) ±	2.19	12-20-2019	250,000,000	249,958,147
FHLB (3 Month LIBOR -0.16%) ±	2.19	1-24-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.15%) ±	2.19	1-2-2020	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.16%) ±	2.19	1-22-2019	100,000,000	100,000,000
FHLB (3 Month LIBOR -0.14%) ±	2.20	12-26-2019	225,000,000	225,000,000
FHLB (3 Month LIBOR -0.12%) ±	2.21	12-13-2019	150,000,000	150,000,000
FHLB (3 Month LIBOR -0.12%) ±	2.22	10-5-2018	50,000,000	49,999,849
FHLMC	0.88	10-12-2018	260,689,000	260,294,656
FHLMC (z)	1.87	8-20-2018	50,000,000	49,950,917
FHLMC (z)	1.90	8-10-2018	35,000,000	34,983,419
FHLMC (z)	1.93	9-24-2018	100,000,000	99,712,000
FHLMC (z)	1.93	9-25-2018	200,000,000	199,413,334
FHLMC (1 Month LIBOR -0.15%) ±	1.93	8-22-2018	250,000,000	250,000,000
FHLMC (z)	1.94	10-1-2018	100,000,000	99,672,972
FHLMC (1 Month LIBOR -0.13%) ±	1.95	11-27-2018	50,000,000	50,000,000
FHLMC (1 Month LIBOR -0.10%) ±	2.00	8-8-2019	100,000,000	100,000,000
FNMA	1.13	10-19-2018	67,844,000	67,769,069
FNMA	1.13	12-14-2018	27,992,000	27,911,924
FNMA	1.63	11-27-2018	94,475,000	94,404,198
FNMA	1.88	9-18-2018	33,455,000	33,464,732
FNMA (1 Month LIBOR +0.00%) ±	2.07	2-28-2019	15,000,000	15,009,620
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	8-15-2019	10,000,000	10,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	11-15-2022	21,700,000	21,700,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	11-15-2023	20,000,000	20,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	6-28-2032	32,740,350	32,740,350

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00%	10-15-2039	$14,965,000	$14,965,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	10-15-2039	15,000,000	15,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	7-7-2040	11,000,000	11,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	7-7-2040	20,000,000	20,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	7-7-2040	8,500,000	8,500,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	10-15-2040	7,000,000	7,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	12-15-2019	16,632,000	16,632,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	7-9-2026	75,148,000	75,148,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	1-15-2030	17,358,491	17,358,491
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-2-2031	11,755,000	11,755,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-2-2031	8,830,000	8,830,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-2-2031	5,875,000	5,875,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-2-2031	6,730,000	6,730,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-30-2031	11,664,950	11,664,950
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	5-15-2033	3,791,294	3,791,294
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	1-15-2040	11,952,000	11,952,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	7-15-2040	9,870,300	9,870,300
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.02	10-15-2032	23,530,769	23,530,769
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.02	6-15-2034	19,018,376	19,018,376
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.04	1-20-2035	4,000,000	4,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.04	1-20-2035	12,000,000	12,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.04	1-20-2035	10,400,000	10,400,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.04	1-20-2035	9,900,000	9,900,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.04	4-20-2035	5,000,000	5,000,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.04	4-20-2035	17,500,000	17,500,000
Overseas Private Investment Corporation (3 Month U.S. Treasury Bill +0.00%) ±§	2.04	4-20-2035	5,000,000	5,000,000
Overseas Private Investment Corporation Series 1 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-30-2031	4,592,500	4,592,500
Overseas Private Investment Corporation Series 1 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	1-15-2040	9,960,000	9,960,000
Overseas Private Investment Corporation Series 1 (3 Month U.S. Treasury Bill +0.00%) ±§	2.04	8-15-2026	15,820,605	15,820,605
Overseas Private Investment Corporation Series 2 (3 Month U.S. Treasury Bill +0.00%) ±	2.00	10-10-2025	7,094,250	7,094,250
Overseas Private Investment Corporation Series 2 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-30-2031	10,746,450	10,746,450
Overseas Private Investment Corporation Series 2-2 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	7-15-2040	3,489,500	3,489,500
Overseas Private Investment Corporation Series 24YR (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	7-7-2040	8,600,000	8,600,000
Overseas Private Investment Corporation Series 3 (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	10-10-2025	9,222,525	9,222,525
Overseas Private Investment Corporation Series 3 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	7-15-2026	5,563,140	5,563,140
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-2-2031	3,500,000	3,500,000
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-30-2031	6,245,800	6,245,800
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	2.02	11-15-2033	25,162,394	25,162,381

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
Overseas Private Investment Corporation Series 4 (3 Month U.S. Treasury Bill +0.00%) ±§	2.04%	1-20-2035	$9,000,000	$9,000,000
Overseas Private Investment Corporation Series 5 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-30-2031	6,429,500	6,429,500
Overseas Private Investment Corporation Series 6 (3 Month U.S. Treasury Bill +0.00%) ±§	2.00	7-7-2040	4,900,000	4,900,000
Overseas Private Investment Corporation Series 6 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-30-2031	6,429,500	6,429,500
Overseas Private Investment Corporation Series 7 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-30-2031	3,674,000	3,674,000
Overseas Private Investment Corporation Series 8 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-30-2031	13,777,500	13,777,500
Overseas Private Investment Corporation Series 9 (3 Month U.S. Treasury Bill +0.00%) ±§	2.01	9-30-2031	4,316,950	4,316,950
Overseas Private Investment Corporation Series 9 (3 Month U.S. Treasury Bill +0.00%) ±§	2.02	5-15-2030	26,316,000	26,316,000

Total Government Agency Debt (Cost $29,277,554,694)				29,277,554,694

Repurchase Agreements ^^: 51.99%
Bank of America Corporation, dated 7-31-2018, maturity value $1,200,064,333 (1)	1.93	8-1-2018	1,200,000,000	1,200,000,000
Bank of Montreal, dated 7-31-2018, maturity value $325,017,424 (2)	1.93	8-1-2018	325,000,000	325,000,000
Bank of Montreal, dated 7-31-2018, maturity value $550,029,486 (3)	1.93	8-1-2018	550,000,000	550,000,000
Bank of Nova Scotia, dated 7-31-2018, maturity value $400,021,444 (4)	1.93	8-1-2018	400,000,000	400,000,000
Barclays Capital Incorporated, dated 7-26-2018, maturity value $300,112,000 (5)	1.92	8-2-2018	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 5-4-2018, maturity value $301,448,417 (6)	1.91	8-3-2018	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 5-7-2018, maturity value $301,472,000 (7)	1.92	8-7-2018	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 5-11-2018, maturity value $201,007,889 (8)	1.93	8-13-2018	200,000,000	200,000,000
BNP Paribas Securities Corporation, dated 5-21-2018, maturity value $150,751,333 (9)	1.96	8-21-2018	150,000,000	150,000,000
BNP Paribas Securities Corporation, dated 7-2-2018, maturity value $200,653,333 (10)	1.96	8-31-2018	200,000,000	200,000,000
BNP Paribas Securities Corporation, dated 7-31-2018, maturity value $1,500,080,417 (11)	1.93	8-1-2018	1,500,000,000	1,500,000,000
BNP Paribas Securities Corporation, dated 7-31-2018, maturity value $100,005,333 (12)	1.92	8-1-2018	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 7-31-2018, maturity value $375,139,271 (13)	1.91	8-7-2018	375,000,000	375,000,000
BNP Paribas Securities Corporation, dated 7-31-2018, maturity value $835,044,301 (14)	1.91	8-1-2018	835,000,000	835,000,000
Citibank NA, dated 7-26-2018, maturity value $250,093,333 (15)	1.92	8-2-2018	250,000,000	250,000,000
Citibank NA, dated 7-31-2018, maturity value $250,013,403 (16)	1.93	8-1-2018	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-31-2018, maturity value $250,093,333 (17)	1.92	8-7-2018	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-31-2018, maturity value $500,026,806 (18)	1.93	8-1-2018	500,000,000	500,000,000
Credit Agricole SA, dated 7-31-2018, maturity value $1,000,053,611 (19)	1.93	8-1-2018	1,000,000,000	1,000,000,000
Credit Agricole SA, dated 7-31-2018, maturity value $250,012,847 (20)	1.85	8-1-2018	250,000,000	250,000,000
Deutsche Bank Securities, dated 7-31-2018, maturity value $600,032,000 (21)	1.92	8-1-2018	600,000,000	600,000,000
Deutsche Bank Securities, dated 7-31-2018, maturity value $700,037,528 (22)	1.93	8-1-2018	700,000,000	700,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
Fixed Income Clearing Corporation, dated 7-31-2018, maturity value $1,000,053,056 (23)	1.91%	8-1-2018	$1,000,000,000	$1,000,000,000
Fixed Income Clearing Corporation, dated 7-31-2018, maturity value $100,002,778 (24)	1.00	8-1-2018	100,000,000	100,000,000
Fixed Income Clearing Corporation, dated 7-31-2018, maturity value $500,024,306 (25)	1.75	8-1-2018	500,000,000	500,000,000
Fixed Income Clearing Corporation, dated 7-31-2018, maturity value $500,025,000 (26)	1.80	8-1-2018	500,000,000	500,000,000
Fixed Income Clearing Corporation, dated 7-31-2018, maturity value $800,039,556 (27)	1.78	8-1-2018	800,000,000	800,000,000
Goldman Sachs & Company, dated 7-31-2018, maturity value $185,006,424 (28)	1.25	8-1-2018	185,000,000	185,000,000
Goldman Sachs & Company, dated 7-31-2018, maturity value $200,010,500 (29)	1.89	8-1-2018	200,000,000	200,000,000
HSBC Securities Incorporated, dated 7-31-2018, maturity value $450,022,750 (30)	1.82	8-1-2018	450,000,000	450,000,000
ING Financial Markets LLC, dated 5-8-2018, maturity value $202,091,556 (31)	2.08	11-5-2018	200,000,000	200,000,000
ING Financial Markets LLC, dated 6-1-2018, maturity value $200,664,222 (32)	1.96	8-1-2018	200,000,000	200,000,000
ING Financial Markets LLC, dated 6-4-2018, maturity value $300,985,000 (33)	1.97	8-3-2018	300,000,000	300,000,000
ING Financial Markets LLC, dated 6-12-2018, maturity value $150,765,000 (34)	2.04	9-10-2018	150,000,000	150,000,000
ING Financial Markets LLC, dated 7-6-2018, maturity value $451,500,000 (35)	2.00	9-4-2018	450,000,000	450,000,000
ING Financial Markets LLC, dated 7-9-2018, maturity value $350,663,542 (36)	1.95	8-13-2018	350,000,000	350,000,000
ING Financial Markets LLC, dated 7-18-2018, maturity value $250,473,958 (37)	1.95	8-22-2018	250,000,000	250,000,000
ING Financial Markets LLC, dated 7-27-2018, maturity value $300,111,417 (38)	1.91	8-3-2018	300,000,000	300,000,000
ING Financial Markets LLC, dated 7-31-2018, maturity value $200,010,556 (39)	1.90	8-1-2018	200,000,000	200,000,000
ING Financial Markets LLC, dated 7-31-2018, maturity value $350,130,667 (40)	1.92	8-7-2018	350,000,000	350,000,000
ING Financial Markets LLC, dated 7-31-2018, maturity value $450,024,125 (41)	1.93	8-1-2018	450,000,000	450,000,000
ING Financial Markets LLC, dated 7-31-2018, maturity value $850,045,694 (42)	1.91	8-1-2018	850,000,597	850,000,597
JPMorgan Securities, dated 7-31-2018, maturity value $2,500,134,028 (43)	1.93	8-1-2018	2,500,000,000	2,500,000,000
JPMorgan Securities, dated 7-31-2018, maturity value $600,032,000 (44)	1.92	8-1-2018	600,000,000	600,000,000
Merrill Lynch Pierce Fenner Smith Incorporated, dated 7-31-2018, maturity value $100,005,361 (45)	1.93	8-1-2018	100,000,000	100,000,000
MetLife Incorporated, dated 7-31-2018, maturity value $600,033,075 (46)	1.92	8-1-2018	600,001,075	600,001,075
Mitsubishi Bank, dated 7-31-2018, maturity value $750,040,208 (47)	1.93	8-1-2018	750,000,000	750,000,000
Mizuho Bank, dated 7-31-2018, maturity value $650,034,847 (48)	1.93	8-1-2018	650,000,000	650,000,000
MUFG Securities Canada Limited, dated 7-31-2018, maturity value $2,000,106,111 (49)	1.91	8-1-2018	2,000,000,000	2,000,000,000
Nomura Securities International Incorporated, dated 7-31-2018, maturity value $1,000,373,333 (50)	1.92	8-7-2018	1,000,000,000	1,000,000,000
Nomura Securities International Incorporated, dated 7-31-2018, maturity value $1,600,084,889 (51)	1.91	8-1-2018	1,600,000,000	1,600,000,000
Prudential Insurance Company of America, dated 7-31-2018, maturity value $165,970,193 (52)	1.94	8-1-2018	165,961,250	165,961,250
Prudential Insurance Company of America, dated 7-31-2018, maturity value $467,747,705 (53)	1.94	8-1-2018	467,722,500	467,722,500
RBC Capital Markets, dated 5-4-2018, maturity value $251,187,500 (54)§	1.90	8-2-2018	250,000,000	250,000,000
RBC Capital Markets, dated 7-9-2018, maturity value $300,932,833 (55)§	1.93	9-5-2018	300,000,000	300,000,000
RBC Capital Markets, dated 7-13-2018, maturity value $300,624,000 (56)§	1.92	8-21-2018	300,000,000	300,000,000
RBC Capital Markets, dated 7-31-2018, maturity value $1,500,080,417 (57)	1.93	8-1-2018	1,500,000,000	1,500,000,000
RBC Dominion, dated 7-11-2018, maturity value $200,426,667 (58)§	1.92	8-20-2018	200,000,000	200,000,000
Royal Bank of Canada, dated 7-25-2018, maturity value $250,092,847 (59)	1.91	8-1-2018	250,000,000	250,000,000
Royal Bank of Canada, dated 7-26-2018, maturity value $850,317,333 (60)	1.92	8-2-2018	850,000,000	850,000,000
Royal Bank of Canada, dated 7-27-2018, maturity value $600,222,833 (61)	1.91	8-3-2018	600,000,000	600,000,000
Royal Bank of Canada, dated 7-30-2018, maturity value $250,092,361 (62)	1.90	8-6-2018	250,000,000	250,000,000
Royal Bank of Canada, dated 7-31-2018, maturity value $1,000,053,611 (63)	1.93	8-1-2018	1,000,000,000	1,000,000,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
Royal Bank of Scotland, dated 7-31-2018, maturity value $1,000,053,056 (64)	1.91%	8-1-2018	$1,000,000,000	$1,000,000,000
Societe Generale, dated 6-11-2018, maturity value $250,816,667 (65)	1.96	8-10-2018	250,000,000	250,000,000
Societe Generale, dated 7-31-2018, maturity value $1,650,088,458 (66)	1.93	8-1-2018	1,650,000,000	1,650,000,000
Societe Generale, dated 7-31-2018, maturity value $200,010,722 (67)	1.93	8-1-2018	200,000,000	200,000,000
TD Securities, dated 7-31-2018, maturity value $800,042,889 (68)	1.93	8-1-2018	800,000,000	800,000,000

Total Repurchase Agreements (Cost $38,153,685,422)				38,153,685,422

Treasury Debt: 9.32%
U.S. Treasury Bill (z)##	1.76	8-9-2018	700,000,000	699,728,467
U.S. Treasury Bill (z)	1.79	8-30-2018	100,000,000	99,851,444
U.S. Treasury Bill (z)	1.80	8-16-2018	290,000,000	289,784,230
U.S. Treasury Bill (z)	1.85	8-23-2018	230,000,000	229,741,924
U.S. Treasury Bill (z)	1.91	9-6-2018	300,000,000	299,429,000
U.S. Treasury Bill (z)	1.95	10-4-2018	290,000,000	289,001,334
U.S. Treasury Bill (z)	1.96	9-20-2018	30,000,000	29,919,167
U.S. Treasury Bill (z)	1.98	10-18-2018	70,000,000	69,701,975
U.S. Treasury Bill (z)	1.98	10-11-2018	90,000,000	89,650,917
U.S. Treasury Bill (z)	2.01	11-8-2018	70,000,000	69,616,444
U.S. Treasury Bill (z)	2.02	11-1-2018	80,000,000	79,591,239
U.S. Treasury Bill (z)	2.05	11-29-2018	100,000,000	99,323,333
U.S. Treasury Bill (z)	2.09	12-20-2018	300,000,000	297,567,750
U.S. Treasury Bill (z)	2.10	12-6-2018	420,000,000	416,925,136
U.S. Treasury Bill (z)	2.10	11-23-2018	100,000,000	99,341,333
U.S. Treasury Bill (z)	2.11	12-27-2018	300,000,000	297,428,500
U.S. Treasury Bill (z)	2.12	12-13-2018	370,000,000	367,117,474
U.S. Treasury Bill (z)	2.16	1-24-2019	150,000,000	148,434,333
U.S. Treasury Bill (z)	2.16	1-31-2019	220,000,000	217,600,381
U.S. Treasury Bill (z)	2.17	1-17-2019	150,000,000	148,489,563
U.S. Treasury Note	0.75	9-30-2018	50,000,000	49,923,058
U.S. Treasury Note	0.75	10-31-2018	114,000,000	113,628,886
U.S. Treasury Note	0.75	2-15-2019	220,000,000	218,252,255
U.S. Treasury Note	0.88	10-15-2018	250,000,000	249,570,757
U.S. Treasury Note	1.00	11-30-2018	180,000,000	179,336,729
U.S. Treasury Note	1.00	3-15-2019	150,000,000	148,834,659
U.S. Treasury Note	1.25	10-31-2018	170,000,000	169,792,059
U.S. Treasury Note	1.25	11-30-2018	150,000,000	149,697,132
U.S. Treasury Note	1.38	9-30-2018	360,000,000	359,786,281
U.S. Treasury Note	1.38	11-30-2018	110,000,000	109,854,713
U.S. Treasury Note	1.38	2-28-2019	220,000,000	218,891,841
U.S. Treasury Note	1.50	8-31-2018	50,000,000	49,980,485
U.S. Treasury Note	1.50	1-31-2019	65,000,000	64,777,103
U.S. Treasury Note	1.50	2-28-2019	158,000,000	157,332,270
U.S. Treasury Note	1.63	3-31-2019	75,000,000	74,664,518
U.S. Treasury Note	1.63	4-30-2019	30,000,000	29,840,625
U.S. Treasury Note	1.75	10-31-2018	41,575,000	41,581,109
U.S. Treasury Note	2.75	2-15-2019	113,000,000	113,299,378

Total Treasury Debt (Cost $6,837,287,802)				6,837,287,802

Total investments in securities (Cost $74,268,527,918)	101.20%	74,268,527,918
Other assets and liabilities, net	(1.20)	(883,730,922)

Total net assets	100.00%	$73,384,796,996

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund	17

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00%, 4-20-2043 to 9-20-2045, fair value including accrued interest is $1,236,000,000.

(2)	U.S. government securities, 0.00% to 5.00%, 2-28-2019 to 7-1-2048, fair value including accrued interest is $334,702,586.

(3)	U.S. government securities, 1.43% to 7.45%, 10-24-2019 to 7-1-2048, fair value including accrued interest is $566,472,083.

(4)	U.S. government securities, 1.05% to 5.00%, 8-10-2020 to 7-1-2048, fair value including accrued interest is $411,978,297.

(5)	U.S. government securities, 3.50% to 6.50%, 8-25-2018 to 10-1-2047, fair value including accrued interest is $309,000,000.

(6)	U.S. government securities, 0.00% to 7.50%, 8-16-2018 to 4-20-2048, fair value including accrued interest is $308,066,542.

(7)	U.S. government securities, 0.00% to 8.75%, 8-16-2018 to 7-1-2048, fair value including accrued interest is $308,305,990.

(8)	U.S. government securities, 0.00% to 6.63%, 8-16-2018 to 5-20-2048, fair value including accrued interest is $205,746,842.

(9)	U.S. government securities, 0.00% to 8.13%, 8-16-2018 to 7-20-2048, fair value including accrued interest is $154,440,556.

(10)	U.S. government securities, 0.00% to 7.50%, 8-16-2018 to 6-20-2048, fair value including accrued interest is $205,728,352.

(11)	U.S. government securities, 0.00% to 8.75%, 8-16-2018 to 6-20-2048, fair value including accrued interest is $1,534,024,750.

(12)	U.S. government securities, 0.00% to 6.25%, 8-16-2018 to 3-9-2038, fair value including accrued interest is $102,000,089.

(13)	U.S. government securities, 0.00% to 7.50%, 8-16-2018 to 12-15-2042, fair value including accrued interest is $382,500,003.

(14)	U.S. government securities, 0.00% to 7.50%, 8-15-2018 to 5-15-2047, fair value including accrued interest is $851,700,000.

(15)	U.S. government securities, 0.00% to 9.00%, 8-16-2018 to 9-15-2060, fair value including accrued interest is $255,825,924.

(16)	U.S. government securities, 0.00% to 8.50%, 8-31-2018 to 10-20-2067, fair value including accrued interest is $255,858,581.

(17)	U.S. government securities, 0.00% to 8.50%, 8-15-2018 to 6-20-2067, fair value including accrued interest is $255,029,245.

(18)	U.S. government securities, 0.00% to 6.38%, 11-15-2018 to 6-1-2047, fair value including accrued interest is $510,000,417.

(19)	U.S. government securities, 1.34% to 6.50%, 5-30-2019 to 7-1-2048, fair value including accrued interest is $1,029,376,490.

(20)	U.S. government securities, 2.25%, 3-31-2020, fair value including accrued interest is $255,000,030.

(21)	U.S. government securities, 0.00% to 4.63%, 8-30-2018 to 5-15-2045, fair value including accrued interest is $612,000,000.

(22)	U.S. government securities, 0.00% to 6.75%, 3-8-2019 to 10-1-2037, fair value including accrued interest is $714,029,601.

(23)	U.S. government securities, 3.75%, 11-15-2043, fair value including accrued interest is $1,020,002,517.

(24)	U.S. government securities, 0.13%, 4-15-2019, fair value including accrued interest is $102,002,995.

(25)	U.S. government securities, 0.38% to 2.38%, 8-15-2026 to 11-15-2027, fair value including accrued interest is $510,003,394.

(26)	U.S. government securities, 2.75% to 3.63%, 8-15-2042 to 8-15-2043, fair value including accrued interest is $510,000,963.

(27)	U.S. government securities, 2.75% to 5.25%, 11-15-2027 to 8-15-2042, fair value including accrued interest is $816,001,407.

(28)	U.S. government securities, 0.00% to 3.88%, 8-16-2018 to 2-15-2046, fair value including accrued interest is $188,700,013.

(29)	U.S. government securities, 3.24% to 6.50%, 7-1-2024 to 8-1-2048, fair value including accrued interest is $206,000,000.

(30)	U.S. government securities, 0.00%, 11-8-2018 to 1-10-2019, fair value is $459,000,039.

(31)	U.S. government securities, 2.50% to 6.00%, 12-1-2024 to 5-1-2048, fair value including accrued interest is $206,000,000.

(32)	U.S. government securities, 2.00% to 6.00%, 3-1-2023 to 2-1-2048, fair value including accrued interest is $206,000,000.

(33)	U.S. government securities, 2.00% to 5.50%, 5-1-2026 to 2-1-2048, fair value including accrued interest is $309,000,000.

(34)	U.S. government securities, 2.40% to 7.00%, 10-1-2022 to 3-1-2048, fair value including accrued interest is $154,500,000.

(35)	U.S. government securities, 2.50% to 7.50%, 9-1-2020 to 6-1-2048, fair value including accrued interest is $463,500,000.

(36)	U.S. government securities, 2.00% to 6.00%, 4-1-2023 to 2-1-2048, fair value including accrued interest is $360,500,000.

(37)	U.S. government securities, 2.50% to 7.00%, 1-1-2026 to 3-1-2048, fair value including accrued interest is $257,500,000.

(38)	U.S. government securities, 2.50% to 7.00%, 12-1-2022 to 6-1-2048, fair value including accrued interest is $309,000,000.

(39)	U.S. government securities, 2.40% to 5.50%, 3-1-2023 to 4-1-2048, fair value including accrued interest is $206,000,324.

(40)	U.S. government securities, 2.00% to 6.00%, 1-1-2019 to 7-1-2048, fair value including accrued interest is $360,500,000.

(41)	U.S. government securities, 2.50% to 6.50%, 12-1-2024 to 7-12048, fair value including accrued interest is $463,500,000.

(42)	U.S. government securities, 1.63% to 3.63%, 8-15-2019 to 2-15-2026, fair value including accrued interest is $867,347,548.

(43)	U.S. government securities, 2.00% to 10.50%, 10-1-2018 to 8-1-2048, fair value including accrued interest is $2,575,014,490.

(44)	U.S. government securities, 0.00% to 8.83%, 10-15-2018 to 4-15-2030, fair value including accrued interest is $612,004,352.

(45)	U.S. government securities, 3.50% to 4.50%, 8-1-2047 to 4-1-2048, fair value including accrued interest is $103,000,000.

(46)	U.S. government securities, 1.25% to 1.63%, 5-31-2019 to 8-31-2019, fair value including accrued interest is $610,684,734.

(47)	U.S. government securities, 1.96% to 5.50%, 5-1-2019 to 11-20-2065, fair value including accrued interest is $772,500,000.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

(48)	U.S. government securities, 2.00% to 5.50%, 12-1-2028 to 2-1-2057, fair value including accrued interest is $669,500,000.

(49)	U.S. government securities, 0.50% to 4.25%, 1-1-2019 to 11-15-2045, fair value including accrued interest is $2,040,000,003.

(50)	U.S. government securities, 0.00% to 8.13%, 8-15-2018 to 2-15-2048, fair value including accrued interest is $1,020,000,000.

(51)	U.S. government securities, 0.00% to 7.63%, 8-16-2018 to 8-15-2044, fair value including accrued interest is $1,632,000,068.

(52)	U.S. government securities, 0.00% to 3.00%, 5-15-2020 to 5-15-2045, fair value including accrued interest is $169,280,475.

(53)	U.S. government securities, 0.00%, 11-15-2021 to 8-15-2026, fair value is $477,076,950.

(54)	U.S. government securities, 0.13% to 5.00%, 4-15-2019 to 5-20-2068, fair value including accrued interest is $257,488,050.

(55)	U.S. government securities, 0.11% to 4.90%, 4-15-2019 to 1-1-2057, fair value including accrued interest is $308,983,222.

(56)	U.S. government securities, 1.38% to 2.75%, 7-15-2019 to 8-15-2042, fair value including accrued interest is $306,000,025.

(57)	U.S. government securities, 0.00% to 6.00%, 8-31-2018 to 5-15-2048, fair value including accrued interest is $1,541,238,697.

(58)	U.S. government securities, 0.00% to 2.75%, 4-15-2019 to 2-15-2047, fair value including accrued interest is $204,000,003.

(59)	U.S. government securities, 2.11% to 5.00%, 7-1-2027 to 1-1-2057, fair value including accrued interest is $257,500,001.

(60)	U.S. government securities, 2.11% to 6.50%, 1-1-2023 to 1-1-2057, fair value including accrued interest is $875,500,000.

(61)	U.S. government securities, 0.11% to 5.00%, 4-15-2019 to 5-20-2068, fair value including accrued interest is $617,983,869.

(62)	U.S. government securities, 0.11% to 5.50%, 4-15-2019 to 1-1-2057, fair value including accrued interest is $257,325,134.

(63)	U.S. government securities, 0.11% to 5.00%, 4-15-2019 to 11-20-2065, fair value including accrued interest is $1,029,991,033.

(64)	U.S. government securities, 0.00% to 6.63%, 8-31-2018 to 8-15-2047, fair value including accrued interest is $1,020,000,008.

(65)	U.S. government securities, 0.00% to 5.00%, 7-20-2026 to 6-15-2053, fair value including accrued interest is $257,499,202.

(66)	U.S. government securities, 0.11% to 3.88%, 4-30-2019 to 2-15-2046, fair value including accrued interest is $1,683,000,106.

(67)	U.S. government securities, 3.50% to 4.50%, 7-20-2046 to 6-20-2048, fair value including accrued interest is $206,000,001.

(68)	U.S. government securities, 2.50% to 5.50%, 3-1-2026 to 5-1-2048, fair value including accrued interest is $824,000,000.

##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

FFCB	Federal Farm Credit Banks

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2018 (unaudited)	Wells Fargo Government Money Market Fund	19

Assets
Investments in unaffiliated securities, at amortized cost	$36,114,842,496
Investments in repurchase agreements, at amortized cost	38,153,685,422
Cash	165,329,328
Receivable for Fund shares sold	2,675,008
Receivable for interest	56,674,041
Prepaid expenses and other assets	934,897

Total assets	74,494,141,192

Liabilities
Payable for investments purchased	1,040,138,179
Dividends payable	54,573,614
Management fee payable	6,577,990
Administration fees payable	3,662,750
Payable for Fund shares redeemed	2,029,377
Distribution fee payable	30
Accrued expenses and other liabilities	2,362,256

Total liabilities	1,109,344,196

Total net assets	$73,384,796,996

NET ASSETS CONSIST OF
Paid-in capital	$73,384,628,855
Undistributed net investment income	51,952
Accumulated net realized gains on investments	116,189

Total net assets	$73,384,796,996

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$274,980,177
Shares outstanding – Class A1	274,979,831
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$1,725,894,589
Shares outstanding – Administrator Class[1]	1,725,898,794
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$25,317,798,619
Shares outstanding – Institutional Class[1]	25,317,719,643
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$43,594,513,240
Shares outstanding – Select Class[1]	43,594,486,036
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$2,471,510,296
Shares outstanding – Service Class[1]	2,471,506,380
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$100,075
Shares outstanding – Sweep Class[1]	100,075
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Government Money Market Fund	Statement of operations—six months ended July 31, 2018 (unaudited)

Investment income
Interest	$623,846,622

Expenses
Management fee	47,860,520
Administration fees
Class A	290,322
Administrator Class	802,535
Institutional Class	9,055,062
Select Class	9,099,971
Service Class	1,488,358
Sweep Class	14
Shareholder servicing fees
Class A	329,911
Administrator Class	802,535
Service Class	3,100,746
Sweep Class	125
Distribution fee
Sweep Class	174
Custody and accounting fees	1,168,085
Professional fees	29,523
Registration fees	123,470
Shareholder report expenses	44,931
Trustees’ fees and expenses	10,561
Other fees and expenses	284,213

Total expenses	74,491,056
Less: Fee waivers and/or expense reimbursements	(10,298,557)

Net expenses	64,192,499

Net investment income	559,654,123

Net realized gains on investments	78,412

Net increase in net assets resulting from operations	$559,732,535

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Government Money Market Fund	21

	Six months ended July 31, 2018 (unaudited)		Year ended January 31, 2018

Operations
Net investment income		$559,654,123		$541,486,847
Net realized gains on investments		78,412		221,993

Net increase in net assets resulting from operations		559,732,535		541,708,840

Distributions to shareholders from
Net investment income
Class A		(1,477,666)		(1,001,046)
Administrator Class		(11,211,834)		(5,781,998)
Institutional Class		(173,032,019)		(176,872,690)
Select Class		(358,763,104)		(343,698,404)
Service Class		(15,169,026)		(14,132,467)
Sweep Class		(474)		(242)
Net realized gains
Class A		0		(808)
Administrator Class		0		(3,433)
Institutional Class		0		(73,726)
Select Class		0		(150,798)
Service Class		0		(7,779)
Sweep Class		0		(1)

Total distributions to shareholders		(559,654,123)		(541,723,392)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	80,505,444	80,505,444	120,907,015	120,907,015
Administrator Class	4,481,914,929	4,481,914,929	7,034,796,210	7,034,796,210
Institutional Class	77,799,123,013	77,799,123,013	141,879,382,084	141,879,382,084
Select Class	237,648,717,175	237,648,717,175	442,120,856,126	442,120,856,126
Service Class	36,017,532,001	36,017,532,001	86,534,648,298	86,534,648,298

		356,027,792,562		677,690,589,733

Reinvestment of distributions
Class A	1,469,079	1,469,079	998,459	998,459
Administrator Class	3,474,873	3,474,873	1,796,796	1,796,796
Institutional Class	58,715,771	58,715,771	68,325,146	68,325,146
Select Class	219,620,926	219,620,926	205,315,441	205,315,441
Service Class	2,092,037	2,092,037	2,433,539	2,433,539
Sweep Class	0	0	70	70

		285,372,686		278,869,451

Payment for shares redeemed
Class A	(71,729,261)	(71,729,261)	(131,252,757)	(131,252,757)
Administrator Class	(4,314,253,304)	(4,314,253,304)	(5,925,317,715)	(5,925,317,715)
Institutional Class	(74,471,442,021)	(74,471,442,021)	(143,258,743,793)	(143,258,743,793)
Select Class	(240,562,553,738)	(240,562,553,738)	(435,036,950,209)	(435,036,950,209)
Service Class	(36,055,015,861)	(36,055,015,861)	(87,022,938,107)	(87,022,938,107)

		(355,474,994,185)		(671,375,202,581)

Net increase in net assets resulting from capital share transactions		838,171,063		6,594,256,603

Total increase in net assets		838,249,475		6,594,242,051

Net assets
Beginning of period		72,546,547,521		65,952,305,470

End of period		$73,384,796,996		$72,546,547,521

Undistributed net investment income		$51,952		$51,952

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.56%	0.38%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Net expenses	0.60%	0.61%	0.41%	0.13%	0.09%	0.10%
Net investment income	1.12%	0.38%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$274,980	$264,735	$274,083	$265,119	$308,757	$406,489

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.69%	0.65%	0.10%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.34%	0.34%	0.31%	0.12%	0.09%	0.09%
Net investment income	1.40%	0.72%	0.11%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,725,895	$1,554,764	$443,500	$382,043	$644,666	$596,022

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.76%	0.79%	0.24%	0.02%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.17%	0.12%	0.09%	0.10%
Net investment income	1.53%	0.79%	0.25%	0.02%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$25,317,799	$21,931,321	$23,242,417	$14,212,988	$17,509,698	$20,793,077

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SELECT CLASS		2018	2017	2016[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.79%	0.85%	0.30%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%
Net expenses	0.14%	0.14%	0.11%	0.10%
Net investment income	1.58%	0.86%	0.34%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$43,594,513	$46,288,730	$38,999,425	$7,985,195

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SERVICE CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.61%	0.49%	0.02%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.50%	0.50%	0.40%	0.13%	0.09%	0.10%
Net investment income	1.22%	0.48%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,471,510	$2,506,898	$2,992,780	$2,963,813	$4,129,813	$4,140,419

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	27

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SWEEP CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.47%	0.24%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.77%	0.75%	0.38%	0.13%	0.09%	0.10%
Net investment income	0.95%	0.24%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100	$2,977	$6,615	$18,244

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Government Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Government Money Market Fund	29

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Government agency debt	$0	$29,277,554,694	$0	$29,277,554,694

Repurchase agreements	0	38,153,685,422	0	38,153,685,422
Treasury debt	0	6,837,287,802	0	6,837,287,802
Total assets	$0	$74,268,527,918	$0	$74,268,527,918

30	Wells Fargo Government Money Market Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2018, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through May 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.14% for Select Class shares, 0.50% for Service Class shares, and 0.77% for Sweep Class shares. Prior to June 1, 2018, the Fund’s expenses were capped at 0.65% for Class A shares, 0.16% for Select Class shares, and 0.79% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Government Money Market Fund	31

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

32	Wells Fargo Government Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Government Money Market Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

34	Wells Fargo Government Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Goverance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue shield of Minnesota of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director 003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Government Money Market Fund	35

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

36	Wells Fargo Government Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Government Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Government Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Government Money Market Fund	37

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class Admin) was higher than or in range of the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper U.S. Government Money Market Funds Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for the Administrator, Institutional, Service and Select share classes, but higher than the median net operating expense ratios of the expense Groups for Class A and Sweep Class. The Board noted that the net operating expense ratio caps for the Fund’s Sweep Class, Select Class, and Class A would be reduced.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to, or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

38	Wells Fargo Government Money Market Fund	Other information (unaudited)

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

314812 09-18 SA303/SAR303 07-18

Semi-Annual Report

July 31, 2018

Government Money Market Funds

∎	Wells Fargo 100% Treasury Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Yields on money market funds benefited during the period.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo 100% Treasury Money Market Fund for the six-month period that ended July 31, 2018. Yields on money market funds benefited during the period. As the U.S. Federal Reserve (the Fed) moved toward a more normalized monetary policy after an extended term of low interest rates following the global financial crisis during 2007 and 2008, its steady pace of interest rate increases helped raise yields on short-term money market instruments.

Globally, stock markets followed a less consistent path during the period. After advancing during the summer and fall of 2017 in a roughly synchronized way, economic growth and stock markets globally diverged during the first seven months of 2018. For fixed-income investors, higher U.S. interest rates, rising inflation, and intensifying global geopolitical tensions tended to restrain taxable bond prices while high-yield and municipal bond investors generally enjoyed positive returns.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 0.70%, and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 6.66%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 dropped 11.94%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.45% while fixed-income investments outside the U.S. fell 4.57%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 added 1.18%, and the ICE BofAML U.S. High Yield Index7 was up 0.55%.

Volatility reemerged during the first quarter of 2018 as economic signals were mixed.

The first quarter of 2018 began with stock market gains in January following U.S. tax reform that lowered rates for individuals and corporations and deregulation advanced in some economic sectors. Then, investor optimism was supplanted by several concerns. Trade tensions intensified, particularly between the U.S. and China. The U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April. The S&P 500 Index closed the first quarter with a negative return, the first negative quarterly return for the index since 2014.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index For All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because most of the country’s population lives in highly populated areas, which represent close to 90% of the total population. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo 100% Treasury Money Market Fund	3

The Fed increased the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) in March 2018 and the rate of inflation reached the Fed’s 2% target for the first time in a year. The unemployment rate fell to 4.1%. The third revision of first-quarter gross domestic product (GDP) growth by the U.S. Bureau of Economic Analysis released during June 2018 was lowered to 2.0%.

Overseas, investment market returns reversed the strong returns of 2017. After having gained 27.19% for the 12-month period that ended on December 31, 2017, the MSCI ACWI ex USA Index (Net) fell 1.46% for the seven-month period that ended July 31, 2018. The U.S. dollar strengthened relative to local currencies, which served to restrain returns.

Global trade tensions escalated during the second quarter and into the third quarter of 2018.

Global trade tensions escalated as the second quarter of 2018 opened and equity markets fell in response before resuming upward momentum later in April. The U.S. government imposed tariffs on products and commodities imported from other markets in North America, Europe, and Asia. In retaliation, governments imposed tariffs on U.S. products and commodities. In addition, the U.S. pushed its North American neighbors to renegotiate the North American Free Trade Agreement, furthering trade tensions and investor uncertainty.

The CPI-U8 added 0.2% in May after a similar increase in April. On a year-over-year basis, the all-items index rose 2.8% for the 12 months that ended May 31, continuing its upward trend since the beginning of the year. The index for all items less food and energy rose 2.2% for the same 12-month period. Interest rates generally increased and the bond markets tended to decline.

During June 2018, the Fed increased the federal funds rate by 25 bps. Investment markets began to anticipate two more rate increases in 2018. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, on January 1, 2018, to 2.96% and 3.08%, respectively, on July 31, 2018. While higher at the end of the period, rates were off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates.

The unemployment rate fell to 3.9% in July after ticking up slightly in June from May’s 3.8% level, according to the U.S. Department of Labor. The annualized rate of GDP growth for the second quarter of 2018 was reported in July to be 4.1%, the highest level since the third quarter of 2014, according to the U.S. Bureau of Economic Analysis.

Internationally, the prospects for a smooth U.K. Brexit agreement was cast into doubt as members of Prime Minister Theresa May’s negotiating team resigned. Despite the uncertainty, the period closed with expectations that the Bank of England’s Monetary Policy Committee in July would announce an increase in its key interest rate to 0.75%, which it did in early August.

Meanwhile, central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, People’s Bank of China monetary policies shifted with cuts to reserve requirement ratios and implementation of supportive measures such as accelerated infrastructure spending and tax cuts for small and medium enterprises and for individuals. Nevertheless, a strengthening U.S. dollar and the tensions associated with trade policies remained headwinds for investors overseas.

4	Wells Fargo 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20181

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.78	0.17	0.12	0.68	0.60
Administrator Class (WTRXX)	6-30-2010	1.12	0.29	0.18	0.41	0.30
Institutional Class (WOTXX)	10-31-2014	1.23	0.34	0.21	0.29	0.20
Service Class (NWTXX)	12-3-1990	0.92	0.21	0.14	0.58	0.50
Sweep Class	6-30-2010	0.59	0.12	0.10	0.84	0.83

Yield summary (%) as of July 31, 20183

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	1.35	1.65	1.75	1.45	1.12
7-day compound yield	1.35	1.66	1.76	1.46	1.12
30-day simple yield	1.32	1.62	1.72	1.42	1.09
30-day compound yield	1.33	1.64	1.74	1.43	1.10

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo 100% Treasury Money Market Fund	7

Portfolio composition as of July 31, 2018[4]

Effective maturity distribution as of July 31, 2018[4]

Weighted average maturity as of July 31, 2018[5]
34 days

Weighted average life as of July 31, 2018[6]
78 days

[1]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns for Administrator Class shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns for Sweep Class shares would be lower.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through May 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.28%, 1.55%, 1.67%, 1.38%, and 1.12% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo 100% Treasury Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2018	Ending account value 7-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,005.26	$3.23	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%
Administrator Class
Actual	$1,000.00	$1,006.92	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Institutional Class
Actual	$1,000.00	$1,007.42	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,005.93	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Sweep Class
Actual	$1,000.00	$1,004.28	$4.19	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo 100% Treasury Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 104.66%
U.S. Treasury Bill (z)	0.41%	8-30-2018	$1,213,000,000	$1,211,194,314
U.S. Treasury Bill (z)	1.70	11-1-2018	400,000,000	397,983,844
U.S. Treasury Bill (z)	1.84	8-2-2018	941,650,000	941,601,906
U.S. Treasury Bill (z)	1.85	8-9-2018	903,185,000	902,813,785
U.S. Treasury Bill (z)	1.88	8-23-2018	1,064,910,000	1,063,686,589
U.S. Treasury Bill (z)	1.91	9-27-2018	200,000,000	199,398,333
U.S. Treasury Bill (z)	1.91	9-6-2018	550,600,000	549,552,137
U.S. Treasury Bill (z)	1.94	10-4-2018	340,000,000	338,834,844
U.S. Treasury Bill (z)	1.96	9-20-2018	40,000,000	39,892,222
U.S. Treasury Bill (z)	1.96	10-11-2018	360,000,000	358,613,035
U.S. Treasury Bill (z)	1.98	10-25-2018	300,000,000	298,601,042
U.S. Treasury Bill (z)	1.99	10-18-2018	300,000,000	298,716,792
U.S. Treasury Bill (z)	2.02	11-8-2018	20,000,000	19,890,248
U.S. Treasury Bill (z)	2.02	11-15-2018	100,000,000	99,409,227
U.S. Treasury Bill (z)	2.05	8-16-2018	1,986,700,000	1,985,127,895
U.S. Treasury Bill (z)	2.06	11-29-2018	20,000,000	19,864,000
U.S. Treasury Bill (z)	2.09	12-20-2018	40,000,000	39,675,700
U.S. Treasury Bill (z)	2.10	11-23-2018	20,000,000	19,868,583
U.S. Treasury Bill (z)	2.10	12-6-2018	40,000,000	39,707,036
U.S. Treasury Bill (z)	2.11	12-27-2018	40,000,000	39,657,133
U.S. Treasury Bill (z)	2.12	12-13-2018	50,000,000	49,610,469
U.S. Treasury Bill (z)	2.16	1-24-2019	20,000,000	19,791,244
U.S. Treasury Bill (z)	2.16	1-31-2019	30,000,000	29,672,779
U.S. Treasury Bill (z)	2.17	1-17-2019	20,000,000	19,798,608
U.S. Treasury Bill (z)	3.83	9-13-2018	100,000,000	99,767,167
U.S. Treasury Note	0.75	9-30-2018	40,000,000	39,927,938
U.S. Treasury Note	0.75	2-15-2019	20,000,000	19,841,114
U.S. Treasury Note	0.88	10-15-2018	40,000,000	39,933,722
U.S. Treasury Note	1.00	11-30-2018	30,000,000	29,889,455
U.S. Treasury Note	1.00	3-15-2019	20,000,000	19,844,621
U.S. Treasury Note	1.25	10-31-2018	20,000,000	19,978,332
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,903,204
U.S. Treasury Note	1.38	9-30-2018	20,000,000	19,991,020
U.S. Treasury Note	1.38	2-28-2019	30,000,000	29,848,881
U.S. Treasury Note	1.50	8-31-2018	20,000,000	19,992,194
U.S. Treasury Note	1.50	1-31-2019	20,000,000	19,931,706
U.S. Treasury Note	1.50	2-28-2019	10,000,000	9,956,877
U.S. Treasury Note	1.63	3-31-2019	10,000,000	9,955,269
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	1.98	1-31-2020	270,000,000	269,907,962
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.01	4-30-2020	360,000,000	359,995,870
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	2.02	7-31-2020	150,000,000	150,008,919
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.03	10-31-2019	195,000,000	195,037,661
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.04	7-31-2019	60,000,000	60,002,192
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.12	1-31-2019	225,000,000	225,015,381
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±	2.15	10-31-2018	150,000,000	149,999,563
U.S. Treasury Note	2.75	2-15-2019	10,000,000	10,026,494

Total Treasury Debt (Cost $10,793,717,307)				10,793,717,307

Total investments in securities (Cost $10,793,717,307)	104.66%	10,793,717,307
Other assets and liabilities, net	(4.66)	(480,993,863)

Total net assets	100.00%	$10,312,723,444

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo 100% Treasury Money Market Fund	Statement of assets and liabilities—July 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$10,793,717,307
Cash	11,912
Receivable for investments sold	897,520,168
Receivable for Fund shares sold	21,594,422
Receivable for interest	1,216,390
Prepaid expenses and other assets	136,554

Total assets	11,714,196,753

Liabilities
Payable for investments purchased	1,388,191,513
Dividends payable	5,769,594
Payable for Fund shares redeemed	3,960,235
Management fee payable	1,058,894
Administration fees payable	829,555
Distribution fee payable	117,261
Accrued expenses and other liabilities	1,546,257

Total liabilities	1,401,473,309

Total net assets	$10,312,723,444

NET ASSETS CONSIST OF
Paid-in capital	$10,312,461,415
Undistributed net investment income	507,472
Accumulated net realized losses on investments	(245,443)

Total net assets	$10,312,723,444

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$207,983,542
Shares outstanding – Class A1	207,968,118
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$712,261,829
Shares outstanding – Administrator Class[1]	712,204,599
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$6,150,050,887
Shares outstanding – Institutional Class[1]	6,149,592,857
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$2,860,262,714
Shares outstanding – Service Class[1]	2,860,047,584
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$382,164,472
Shares outstanding – Sweep Class[1]	382,137,805
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2018 (unaudited)	Wells Fargo 100% Treasury Money Market Fund	11

Investment income
Interest	$85,681,008

Expenses
Management fee	13,576,138
Administration fees
Class A	277,994
Administrator Class	410,479
Institutional Class	2,254,734
Service Class	1,756,286
Sweep Class	61,563
Shareholder servicing fees
Class A	315,902
Administrator Class	410,479
Service Class	3,658,717
Sweep Class	513,021
Distribution fee
Sweep Class	718,230
Custody and accounting fees	181,218
Professional fees	26,071
Registration fees	112,268
Shareholder report expenses	41,682
Trustees’ fees and expenses	6,959
Other fees and expenses	63,669

Total expenses	24,385,410
Less: Fee waivers and/or expense reimbursements	(7,692,781)

Net expenses	16,692,629

Net investment income	68,988,379

Net realized losses on investments	(290,057)

Net increase in net assets resulting from operations	$68,698,322

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo 100% Treasury Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2018 (unaudited)		Year ended January 31, 2018

Operations
Net investment income		$68,988,379		$57,973,078
Net realized losses on investments		(290,057)		(87,084)

Net increase in net assets resulting from operations		68,698,322		57,885,994

Distributions to shareholders from
Net investment income
Class A		(1,306,634)		(965,544)
Administrator Class		(5,677,420)		(6,627,174)
Institutional Class		(42,351,485)		(34,332,395)
Service Class		(17,402,533)		(14,586,653)
Sweep Class		(1,745,954)		(831,054)
Net realized gains
Class A		0		(17,037)
Administrator Class		0		(59,926)
Institutional Class		0		(263,674)
Service Class		0		(158,024)
Sweep Class		0		(26,189)

Total distributions to shareholders		(68,484,026)		(57,867,670)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	462,180,930	462,180,930	1,135,806,761	1,135,806,761
Administrator Class	2,040,821,023	2,040,821,023	3,968,753,750	3,968,753,750
Institutional Class	8,461,681,225	8,461,681,225	13,161,870,367	13,161,870,367
Service Class	9,044,693,788	9,044,693,788	19,403,845,448	19,403,845,448
Sweep Class	2,095,883,834	2,095,883,834	3,679,356,512	3,679,356,512

		22,105,260,800		41,349,632,838

Reinvestment of distributions
Class A	1,304,927	1,304,927	981,504	981,504
Administrator Class	3,045,916	3,045,916	3,277,129	3,277,129
Institutional Class	29,534,950	29,534,950	22,397,562	22,397,562
Service Class	3,809,608	3,809,608	2,682,696	2,682,696
Sweep Class	1,745,954	1,745,954	857,222	857,222

		39,441,355		30,196,113

Payment for shares redeemed
Class A	(546,746,155)	(546,746,155)	(1,209,172,771)	(1,209,172,771)
Administrator Class	(2,246,075,874)	(2,246,075,874)	(4,284,479,032)	(4,284,479,032)
Institutional Class	(7,042,068,494)	(7,042,068,494)	(12,050,337,321)	(12,050,337,321)
Service Class	(9,133,784,660)	(9,133,784,660)	(19,798,151,954)	(19,798,151,954)
Sweep Class	(2,197,166,179)	(2,197,166,179)	(3,870,749,117)	(3,870,749,117)

		(21,165,841,362)		(41,212,890,195)

Net increase in net assets resulting from capital share transactions		978,860,793		166,938,756

Total increase in net assets		979,075,089		166,957,080

Net assets
Beginning of period		9,333,648,355		9,166,691,275

End of period		$10,312,723,444		$9,333,648,355

Undistributed net investment income		$507,472		$3,119

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.00 [1]	0.00 [1]	0.00 [1,2]	(0.00)[2,3]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[2]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.53%	0.32%	0.01%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.79%	0.79%	0.79%	0.79%	0.79%
Net expenses	0.64%	0.64%	0.36%	0.08%	0.04%	0.06%
Net investment income (loss)	1.04%	0.31%	0.00%	0.00%	(0.00)%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$207,984	$291,246	$363,639	$464,176	$1,009,623	$932,956

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.01	0.00 [1]	0.00 [1]	(0.00)[2,3]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.69%	0.67%	0.07%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.52%	0.52%	0.51%	0.51%	0.51%
Net expenses	0.30%	0.30%	0.30%	0.08%	0.04%	0.06%
Net investment income (loss)	1.39%	0.64%	0.06%	0.00%	(0.00)%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$712,262	$914,471	$1,226,947	$1,945,991	$2,656,805	$2,754,138

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2018	2017	2016	2015[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.01	0.00 [2]	0.00 [2]	(0.00)[3,4]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]

Total from investment operations	0.01 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	0.74%	0.77%	0.17%	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.40%	0.40%	0.40%	0.39%
Net expenses	0.20%	0.20%	0.20%	0.11%	0.04%
Net investment income (loss)	1.51%	0.78%	0.18%	0.01%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$6,150,051	$4,700,731	$3,566,678	$632,263	$100

[1]	For the period from October 31, 2014 (commencement of operations) to January 31, 2015

[2]	Amount is less than $0.005.

[3]	Amount is more than $(0.005).

[4]	Calculated based upon average shares outstanding

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SERVICE CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2,3]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[2]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	(0.00)[2]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.59%	0.46%	0.01%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.69%	0.69%	0.69%	0.68%	0.68%
Net expenses	0.50%	0.50%	0.36%	0.09%	0.05%	0.07%
Net investment income (loss)	1.20%	0.45%	0.00%	0.00%	(0.00)%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$2,860,263	$2,945,498	$3,337,172	$5,614,425	$6,962,725	$7,491,653

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SWEEP CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2,3]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[2]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.43%	0.18%	0.01%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.95%	1.11%	1.14%	1.14%	1.14%
Net expenses	0.83%	0.77%	0.36%	0.09%	0.04%	0.06%
Net investment income (loss)	0.86%	0.16%	0.00%	0.00%	(0.00)%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$382,164	$481,702	$672,256	$473,246	$427,778	$390,560

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax egulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Notes to financial statements (unaudited)	Wells Fargo 100% Treasury Money Market Fund	19

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Treasury debt	$0	$10,793,717,307	$0	$10,793,717,307

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18%

20	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

as the average daily net assets of the Fund increase. Prior to June 1, 2018, Fund Management received a fee at an annual rate which started at 0.35% and declined to 0.23% as the average daily net assets of the Fund increased. For the six months ended July 31, 2018, the management fee was equivalent to an annual rate of 0.27% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12
Sweep Class	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through May 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 0.83% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2018, the Fund’s expenses were capped at 0.65% for Class A shares.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Goverance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue shield of Minnesota of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director 003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

24	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo 100% Treasury Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo 100% Treasury Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

26	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Service Class) was higher than or equal to the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or equal to its benchmark index, the Lipper U.S. Treasury Money Market Funds Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for Administrator Class and Institutional Class shares, but higher than the median net operating expense ratios of the expense Groups for the Fund’s Class A, Sweep Class and Service Class. The Board noted that the net operating expense ratio cap for Class A would be reduced.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Group for Sweep Class, but higher than the sum of these average rates for the Fund’s expense Groups for Class A, Administrator Class, Institutional Class, and Service Class. The also Board discussed and accepted Funds Management’s proposal to revise the Management Agreement to reduce the management fees paid by the Fund to Funds Management.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology.

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	27

Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund. The also Board discussed and accepted Funds Management’s proposal to revise the Management Agreement to reduce the management fees paid by the Fund to Funds Management.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

314810 09-18 SA300/SAR300 07-18

Semi-Annual Report

July 31, 2018

Government Money Market Funds

∎	Wells Fargo Treasury Plus Money Market Fund

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The views expressed and any forward-looking statements are as of July 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Yields on money market funds benefited during the period.

During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Treasury Plus Money Market Fund for the six-month period that ended July 31, 2018. Yields on money market funds benefited during the period. As the U.S. Federal Reserve (the Fed) moved toward a more normalized monetary policy after an extended term of low interest rates following the global financial crisis during 2007 and 2008, its steady pace of interest rate increases helped raise yields on short-term money market instruments.

Globally, stock markets followed a less consistent path during the period. After advancing during the summer and fall of 2017 in a roughly synchronized way, economic growth and stock markets globally diverged during the first seven months of 2018. For fixed-income investors, higher U.S. interest rates, rising inflation, and intensifying global geopolitical tensions tended to restrain taxable bond prices while high-yield and municipal bond investors generally enjoyed positive returns.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 0.70%, and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 6.66%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 dropped 11.94%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 0.45% while fixed-income investments outside the U.S. fell 4.57%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.5 The Bloomberg Barclays Municipal Bond Index6 added 1.18%, and the ICE BofAML U.S. High Yield Index7 was up 0.55%.

Volatility reemerged during the first quarter of 2018 as economic signals were mixed.

The first quarter of 2018 began with stock market gains in January following U.S. tax reform that lowered rates for individuals and corporations and deregulation advanced in some economic sectors. Then, investor optimism was supplanted by several concerns. Trade tensions intensified, particularly between the U.S. and China. The U.S. threatened to impose tariffs on a broad range of imported products. Increasing interest rates and inflation also caused concern. During February 2018, the U.S. stock market endured a loss of more than 10% before recovering in March and April. The S&P 500 Index closed the first quarter with a negative return, the first negative quarterly return for the index since 2014.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[8]

The Consumer Price Index For All Urban Consumers (CPI-U) measures the changes in the price of a basket of goods and services purchased by urban consumers. The urban consumer population is deemed by many as a better representative measure of the general public because most of the country’s population lives in highly populated areas, which represent close to 90% of the total population. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Treasury Plus Money Market Fund	3

The Fed increased the federal funds rate by 25 basis points (bps; 100 bps equal 1.00%) in March 2018 and the rate of inflation reached the Fed’s 2% target for the first time in a year. The unemployment rate fell to 4.1%. The third revision of first- quarter gross domestic product (GDP) growth by the U.S. Bureau of Economic Analysis released during June 2018 was lowered to 2.0%.

Overseas, investment market returns reversed the strong returns of 2017. After having gained 27.19% for the 12-month period that ended on December 31, 2017, the MSCI ACWI ex USA Index (Net) fell 1.46% for the seven-month period that ended July 31, 2018. The U.S. dollar strengthened relative to local currencies, which served to restrain returns.

Global trade tensions escalated during the second quarter and into the third quarter of 2018.

Global trade tensions escalated as the second quarter of 2018 opened and equity markets fell in response before resuming upward momentum later in April. The U.S. government imposed tariffs on products and commodities imported from other markets in North America, Europe, and Asia. In retaliation, governments imposed tariffs on U.S. products and commodities. In addition, the U.S. pushed its North American neighbors to renegotiate the North American Free Trade Agreement, furthering trade tensions and investor uncertainty.

The CPI-U8 added 0.2% in May after a similar increase in April. On a year-over-year basis, the all-items index rose 2.8% for the 12 months that ended May 31, continuing its upward trend since the beginning of the year. The index for all items less food and energy rose 2.2% for the same 12-month period. Interest rates generally increased and the bond markets tended to decline.

During June 2018, the Fed increased the federal funds rate by 25 bps. Investment markets began to anticipate two more rate increases in 2018. Long-term interest rates in the U.S. trended higher—rates on the 10-year and 30-year Treasury bonds moved from 2.46% and 2.81%, respectively, on January 1, 2018, to 2.96% and 3.08%, respectively, on July 31, 2018. While higher at the end of the period, rates were off their peak levels on May 17, 2018, of 3.11% and 3.25%, respectively. Investors became more aware of and concerned about the potential for an inverted yield curve—sometimes a recession signal—as short-term rates increased more quickly than long-term rates.

The unemployment rate fell to 3.9% in July after ticking up slightly in June from May’s 3.8% level, according to the U.S. Department of Labor. The annualized rate of GDP growth for the second quarter of 2018 was reported in July to be 4.1%, the highest level since the third quarter of 2014, according to the U.S. Bureau of Economic Analysis.

Internationally, the prospects for a smooth U.K. Brexit agreement was cast into doubt as members of Prime Minister Theresa May’s negotiating team resigned. Despite the uncertainty, the period closed with expectations that the Bank of England’s Monetary Policy Committee in July would announce an increase in its key interest rate to 0.75%, which it did in early August.

Meanwhile, central banks in Europe and Japan maintained low interest rates and accommodative monetary policies. Amid rising trade uncertainty, People’s Bank of China monetary policies shifted with cuts to reserve requirement ratios and implementation of supportive measures such as accelerated infrastructure spending and tax cuts for small and medium enterprises and for individuals. Nevertheless, a strengthening U.S. dollar and the tensions associated with trade policies remained headwinds for investors overseas.

4	Wells Fargo Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

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6	Wells Fargo Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20181

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.81	0.19	0.12	0.62	0.60
Administrator Class (WTPXX)	3-31-2008	1.08	0.28	0.17	0.35	0.35
Institutional Class (PISXX)	8-11-1995	1.23	0.35	0.22	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.98	0.24	0.15	0.52	0.45
Sweep Class	6-30-2010	0.65	0.15	0.10	0.78	0.78

Yield summary (%) as of July 31, 20183

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	1.35	1.60	1.75	1.50	1.18
7-day compound yield	1.36	1.62	1.76	1.51	1.18
30-day simple yield	1.35	1.60	1.75	1.50	1.18
30-day compound yield	1.36	1.62	1.76	1.51	1.18

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Treasury Plus Money Market Fund	7

Portfolio composition as of July 31, 2018[4]

Effective maturity distribution as of July 31, 2018[4]

Weighted average maturity as of July 31, 2018[5]
22 days

Weighted average life as of July 31, 2018[6]
98 days

[1]

Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns for Sweep Class shares would be lower.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through May 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.60% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 0.83% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.33%, 1.60%, 1.72%, 1.43%, and 1.18% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8	Wells Fargo Treasury Plus Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2018 to July 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2018	Ending account value 7-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,005.39	$3.08	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$3.11	0.61%
Administrator Class
Actual	$1,000.00	$1,006.71	$1.77	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Institutional Class
Actual	$1,000.00	$1,007.43	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,006.19	$2.28	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Sweep Class
Actual	$1,000.00	$1,004.57	$3.89	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.92	0.77%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Treasury Plus Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 63.63%
Bank of Montreal, dated 7-31-2018, maturity value $100,005,139 (1)	1.85%	8-1-2018	$100,000,000	$100,000,000
Barclays Capital Incorporated, dated 7-31-2018, maturity value $950,050,403 (2)	1.91	8-1-2018	950,000,000	950,000,000
BNP Paribas, dated 7-2-2018, maturity value $200,650,000 (3)	1.95	8-31-2018	200,000,000	200,000,000
BNP Paribas, dated 7-31-2018, maturity value $415,022,018 (4)	1.91	8-1-2018	415,000,000	415,000,000
BNP Paribas, dated 7-31-2018, maturity value $75,027,854 (5)	1.91	8-7-2018	75,000,000	75,000,000
Citigroup Global Markets Incorporated, dated 7-26-2018, maturity value $250,092,361 (6)	1.90	8-2-2018	250,000,000	250,000,000
Deutsche Bank Securities, dated 7-31-2018, maturity value $400,021,333 (7)	1.92	8-1-2018	400,000,000	400,000,000
Fixed Income Clearing Corporation, dated 7-31-2018, maturity value $2,000,106,111 (8)	1.91	8-1-2018	2,000,000,000	2,000,000,000
Goldman Sachs & Company, dated 7-31-2018, maturity value $15,000,521 (9)	1.25	8-1-2018	15,000,000	15,000,000
HSBC Securities USA Incorporated, dated 7-31-2018, maturity value $50,002,528 (10)	1.82	8-1-2018	50,000,000	50,000,000
ING Financial Markets LLC, dated 7-31-2018, maturity value $150,008,337 (11)	1.91	8-1-2018	150,000,379	150,000,379
JPMorgan Securities, dated 7-2-2018, maturity value $550,889,167 (12)¢øø§	1.91	8-1-2018	550,000,000	550,000,000
JPMorgan Securities, dated 7-31-2018, maturity value $1,125,059,688 (13)	1.91	8-1-2018	1,125,000,000	1,125,000,000
Merrill Pierce Fenner Smith Incorporated, dated 7-31-2018, maturity value $180,009,550 (14)	1.91	8-1-2018	180,000,000	180,000,000
MetLife Incorporated, dated 7-31-2018, maturity value $100,007,508 (15)	1.92	8-1-2018	100,002,175	100,002,175
Nomura, dated 7-31-2018, maturity value $200,074,667 (16)	1.92	8-7-2018	200,000,000	200,000,000
Prudential, dated 7-31-2018, maturity value $111,058,236 (17)	1.94	8-1-2018	111,079,250	111,079,250
Prudential, dated 7-31-2018, maturity value $264,601,758 (18)	1.94	8-1-2018	264,587,500	264,587,500
RBC Capital Markets, dated 7-13-2018, maturity value $50,104,000 (19)¢øø§	1.92	8-21-2018	50,000,000	50,000,000
RBC Dominion Securities Incorporated, dated 7-11-2018, maturity value $300,640,000 (20)¢øø§	1.92	8-20-2018	300,000,000	300,000,000
RBC Dominion Securities Incorporated, dated 7-31-2018, maturity value $100,005,000 (21)	1.80	8-1-2018	100,000,000	100,000,000
RBC Dominion Securities Incorporated, dated 7-31-2018, maturity value $500,026,528 (22)	1.91	8-1-2018	500,000,000	500,000,000
Royal Bank of Scotland, dated 7-31-2018, maturity value $500,026,528 (23)	1.91	8-1-2018	500,000,000	500,000,000
Societe Generale NY, dated 6-11-2018, maturity value $250,812,500 (24)	1.95	8-10-2018	250,000,000	250,000,000

Total Repurchase Agreements (Cost $8,835,669,304)				8,835,669,304

Treasury Debt: 39.18%
U.S. Treasury Bill (z)	1.78	8-30-2018	300,000,000	299,555,500
U.S. Treasury Bill (z)	1.79	8-9-2018	260,000,000	259,897,527
U.S. Treasury Bill (z)	1.84	8-16-2018	150,000,000	149,885,580
U.S. Treasury Bill (z)	1.85	8-23-2018	50,000,000	49,943,903
U.S. Treasury Bill (z)	1.91	9-6-2018	80,000,000	79,848,100
U.S. Treasury Bill (z)	1.95	10-4-2018	270,000,000	269,070,667
U.S. Treasury Bill (z)	1.96	9-20-2018	30,000,000	29,919,167
U.S. Treasury Bill (z)	1.97	10-11-2018	119,000,000	118,540,797
U.S. Treasury Bill (z)	1.98	10-18-2018	30,000,000	29,872,275
U.S. Treasury Bill (z)	2.01	11-8-2018	60,000,000	59,671,609
U.S. Treasury Bill (z)	2.01	11-1-2018	40,000,000	39,796,680
U.S. Treasury Bill (z)	2.05	11-15-2018	30,000,000	29,820,507
U.S. Treasury Bill (z)	2.05	11-29-2018	130,000,000	129,117,667
U.S. Treasury Bill (z)	2.09	12-20-2018	60,000,000	59,513,550
U.S. Treasury Bill (z)	2.10	12-6-2018	90,000,000	89,340,870

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments—July 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Bill (z)	2.10%	11-23-2018	$130,000,000	$129,144,208
U.S. Treasury Bill (z)	2.11	12-27-2018	60,000,000	59,485,700
U.S. Treasury Bill (z)	2.12	12-13-2018	80,000,000	79,376,751
U.S. Treasury Bill (z)	2.16	1-24-2019	30,000,000	29,686,867
U.S. Treasury Bill (z)	2.16	1-31-2019	50,000,000	49,454,632
U.S. Treasury Bill (z)	2.17	1-17-2019	30,000,000	29,697,913
U.S. Treasury Note	0.75	9-30-2018	30,000,000	29,953,835
U.S. Treasury Note	0.75	10-31-2018	30,000,000	29,902,338
U.S. Treasury Note	0.75	2-15-2019	60,000,000	59,523,342
U.S. Treasury Note	0.88	10-15-2018	169,365,000	169,078,536
U.S. Treasury Note	1.00	11-30-2018	30,000,000	29,889,455
U.S. Treasury Note	1.00	3-15-2019	30,000,000	29,766,932
U.S. Treasury Note	1.25	10-31-2018	60,000,000	59,929,055
U.S. Treasury Note	1.25	11-30-2018	46,000,000	45,907,185
U.S. Treasury Note	1.38	9-30-2018	280,000,000	279,822,839
U.S. Treasury Note	1.38	11-30-2018	40,000,000	39,947,168
U.S. Treasury Note	1.38	2-28-2019	50,000,000	49,748,089
U.S. Treasury Note	1.50	8-31-2018	30,000,000	29,988,291
U.S. Treasury Note	1.50	1-31-2019	130,000,000	129,549,815
U.S. Treasury Note	1.50	2-28-2019	40,000,000	39,831,591
U.S. Treasury Note	1.63	3-31-2019	15,000,000	14,932,904
U.S. Treasury Note	1.63	4-30-2019	50,000,000	49,734,532
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	1.98	1-31-2020	430,000,000	429,843,568
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.01	4-30-2020	650,000,000	650,001,457
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	2.02	7-31-2020	250,000,000	250,014,864
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.03	10-31-2019	307,000,000	307,058,817
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.04	7-31-2019	90,000,000	90,003,287
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.12	1-31-2019	270,000,000	270,017,441
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.17%) ±	2.15	10-31-2018	260,000,000	259,996,735
U.S. Treasury Note	2.75	2-15-2019	25,000,000	25,066,234

Total Treasury Debt (Cost $5,440,148,780)				5,440,148,780

Total investments in securities (Cost $14,275,818,084)	102.81%	14,275,818,084
Other assets and liabilities, net	(2.81)	(389,965,943)

Total net assets	100.00%	$13,885,852,141

^^	Collateralized by:

(1)	U.S. government securities, 1.88% to 3.13%, 5-15-2019 to 3-31-2023, fair value including accrued interest is $102,000,033.

(2)	U.S. government securities, 0.00% to 6.00%, 11-8-2018 to 8-15-2047, fair value including accrued interest is $969,000,035.

(3)	U.S. government securities, 0.00% to 8.50%, 8-15-2018 to 11-15-2044, fair value including accrued interest is $204,000,000.

(4)	U.S. government securities, 0.00% to 7.50%, 8-15-2018 to 5-15-2047, fair value including accrued interest is $423,300,000.

(5)	U.S. government securities, 0.00% to 7.50%, 8-16-2018 to 12-15-2042, fair value including accrued interest is $76,500,001.

(6)	U.S. government securities, 1.63% to 4.25, 4-30-2019 to 11-15-2040, fair value including accrued interest is $255,000,060.

(7)	U.S. government securities, 0.00% to 4.63%, 8-30-2018 to 5-15-2045, fair value including accrued interest is $408,000,000.

(8)	U.S. government securities, 3.00% to 3.75%, 11-15-2043 to 11-15-2044, fair value including accrued interest is $2,040,001,612.

(9)	U.S. government securities, 0.00% to 3.88%, 8-16-2018 to 2-15-2046, fair value including accrued interest is $15,300,001.

(10)	U.S. government securities, 0.00%, 11-8-2018 to 1-10-2019, fair value is $51,000,004.

(11)	U.S. government securities, 1.88% to 2.00%, 8-31-2022 to 10-31-2022, fair value including accrued interest is $153,061,611.

(12)	U.S. government securities, 1.75% to 4.50%, 4-30-2020 to 5-15-2046, fair value including accrued interest is $561,003,321.

(13)	U.S. government securities, 1.63% to 3.63%, 3-15-2020 to 5-15-2045, fair value including accrued interest is $1,147,508,159.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2018 (unaudited)	Wells Fargo Treasury Plus Money Market Fund	11

(14)	U.S. government securities, 2.75%, 2-15-2028, fair value including accrued interest is $183,600,079.

(15)	U.S. government securities, 1.25%, 8-31-2019, fair value including accrued interest is $101,469,623.

(16)	U.S. government securities, 0.00% to 8.13%, 8-15-2018 to 2-15-2048, fair value including accrued interest is $204,000,000.

(17)	U.S. government securities, 0.00% to 3.00%, 4-30-2020 to 8-15-2045, fair value including accrued interest is $113,300,835.

(18)	U.S. government securities, 0.00% to 2.38%, 4-30-2022 to 2-15-2026, fair value including accrued interest is $269,879,250.

(19)	U.S. government securities, 1.38% to 2.75%, 7-15-2019 to 8-15-2042, fair value including accrued interest is $51,000,004.

(20)	U.S. government securities, 0.00% to 2.75%, 4-15-2019 to 2-15-2047, fair value including accrued interest is $306,000,005.

(21)	U.S. government securities, 0.63% to 3.00%, 7-15-2019 to 2-15-2046, fair value including accrued interest is $102,000,079.

(22)	U.S. government securities, 0.00% to 3.76%, 8-15-2018 to 11-15-2047, fair value including accrued interest is $510,000,031.

(23)	U.S. government securities, 0.00% to 6.63%, 8-31-2018 to 8-15-2047, fair value including accrued interest is $510,000,004.

(24)	U.S. government securities, 0.00% to 3.75%, 8-31-2018 to 5-15-2046, fair value including accrued interest is $255,000,061.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Treasury Plus Money Market Fund	Statement of assets and liabilities—July 31, 2018 (unaudited)

Assets
Investments in repurchase agreements, at amortized cost	$8,835,669,304
Investments in unaffiliated securities, at amortized cost	5,440,148,780
Cash	6,125,655
Receivable for Fund shares sold	12,708,740
Receivable for interest	6,808,918
Prepaid expenses and other assets	714,498

Total assets	14,302,175,895

Liabilities
Payable for investments purchased	398,949,997
Dividends payable	12,749,892
Management fee payable	1,399,425
Administration fees payable	1,205,269
Payable for Fund shares redeemed	855,465
Distribution fee payable	30
Accrued expenses and other liabilities	1,163,676

Total liabilities	416,323,754

Total net assets	$13,885,852,141

NET ASSETS CONSIST OF
Paid-in capital	$13,886,026,267
Overdistributed net investment income	(289,731)
Accumulated net realized gains on investments	115,605

Total net assets	$13,885,852,141

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,309,313,901
Shares outstanding – Class A1	1,309,132,655
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$33,162,211
Shares outstanding – Administrator Class[1]	33,157,315
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$11,214,007,694
Shares outstanding – Institutional Class[1]	11,212,435,558
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,329,268,247
Shares outstanding – Service Class[1]	1,329,082,068
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$100,088
Shares outstanding – Sweep Class[1]	100,073
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2018 (unaudited)	Wells Fargo Treasury Plus Money Market Fund	13

Investment income
Interest	$123,614,619

Expenses
Management fee	10,265,040
Administration fees
Class A	1,493,955
Administrator Class	68,378
Institutional Class	4,707,721
Service Class	830,224
Sweep Class	14
Shareholder servicing fees
Class A	1,697,676
Administrator Class	68,378
Service Class	1,729,633
Sweep Class	125
Distribution fee
Sweep Class	174
Custody and accounting fees	227,591
Professional fees	24,578
Registration fees	45,152
Shareholder report expenses	19,410
Trustees’ fees and expenses	8,504
Other fees and expenses	38,217

Total expenses	21,224,770
Less: Fee waivers and/or expense reimbursements	(1,962,358)

Net expenses	19,262,412

Net investment income	104,352,207

Net realized gains on investments	34,317

Net increase in net assets resulting from operations	$104,386,524

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Treasury Plus Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2018 (unaudited)		Year ended January 31, 2018

Operations
Net investment income		$104,352,207		$114,264,498
Net realized gains on investments		34,317		81,289

Net increase in net assets resulting from operations		104,386,524		114,345,787

Distributions to shareholders from
Net investment income
Class A		(7,389,549)		(5,757,833)
Administrator Class		(886,886)		(532,884)
Institutional Class		(87,512,043)		(100,053,459)
Service Class		(8,563,272)		(7,920,085)
Sweep Class		(457)		(237)
Net realized gains
Class A		0		(7,685)
Administrator Class		0		(158)
Institutional Class		0		(63,379)
Service Class		0		(6,202)
Sweep Class		0		(1)

Total distributions to shareholders		(104,352,207)		(114,341,923)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,823,516,569	4,823,516,569	9,977,869,822	9,977,869,822
Administrator Class	575,432,135	575,432,135	947,917,891	947,917,891
Institutional Class	50,598,733,929	50,598,733,929	129,675,413,942	129,675,413,942
Service Class	3,108,742,318	3,108,742,318	6,215,918,108	6,215,918,108

		59,106,424,951		146,817,119,763

Reinvestment of distributions
Class A	3,445,453	3,445,453	2,542,405	2,542,405
Administrator Class	776,283	776,283	471,776	471,776
Institutional Class	29,973,957	29,973,957	33,325,578	33,325,578
Service Class	2,557,054	2,557,054	2,548,849	2,548,849
Sweep Class	0	0	68	68

		36,752,747		38,888,676

Payment for shares redeemed
Class A	(4,809,377,091)	(4,809,377,091)	(10,434,003,791)	(10,434,003,791)
Administrator Class	(685,240,303)	(685,240,303)	(912,432,946)	(912,432,946)
Institutional Class	(52,499,939,645)	(52,499,939,645)	(128,113,332,177)	(128,113,332,177)
Service Class	(3,241,361,757)	(3,241,361,757)	(6,259,590,464)	(6,259,590,464)

		(61,235,918,796)		(145,719,359,378)

Net increase (decrease) in net assets resulting from capital share transactions		(2,092,741,098)		1,136,649,061

Total increase (decrease) in net assets		(2,092,706,781)		1,136,652,925

Net assets
Beginning of period		15,978,558,922		14,841,905,997

End of period		$13,885,852,141		$15,978,558,922

Overdistributed net investment income		$(289,731)		$(289,731)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
CLASS A		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.54%	0.38%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Net expenses	0.61%	0.61%	0.39%	0.11%	0.06%	0.06%
Net investment income	1.09%	0.38%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,309,314	$1,291,723	$1,745,419	$1,956,626	$1,733,107	$1,998,010

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.67%	0.65%	0.06%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.35%	0.35%	0.34%	0.10%	0.06%	0.07%
Net investment income	1.30%	0.61%	0.05%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$33,162	$142,198	$106,246	$101,432	$106,179	$98,633

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.01 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.74%	0.79%	0.20%	0.02%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.10%	0.06%	0.06%
Net investment income	1.49%	0.81%	0.20%	0.02%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,214,008	$13,085,244	$11,489,674	$12,617,153	$11,190,887	$9,522,210

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SERVICE CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.62%	0.54%	0.02%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.45%	0.45%	0.38%	0.11%	0.06%	0.06%
Net investment income	1.24%	0.54%	0.03%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,329,268	$1,459,295	$1,500,467	$1,339,895	$1,845,375	$1,589,951

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2018 (unaudited)	Year ended January 31
SWEEP CLASS		2018	2017	2016	2015	2014
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1,2]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[3]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	0.00	0.00	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.46%	0.24%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.96%	0.97%	0.97%	0.97%
Net expenses	0.77%	0.75%	0.34%	0.11%	0.06%	0.06%
Net investment income	0.92%	0.24%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100	$3,145	$3,054	$20,122

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Amount is more than $(0.005).

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by U.S. government securities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Treasury Plus Money Market Fund	21

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2018, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments In:

Repurchase agreements	$0	$8,835,669,304	$0	$8,835,669,304
Treasury debt	0	5,440,148,780	0	5,440,148,780
Total assets	$0	$14,275,818,084	$0	$14,275,818,084

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2018, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12
Sweep Class	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund level expenses on a proportionate basis and then from class specific expenses; otherwise, waivers and/or reimbursements are applied against class specific expenses before fund level expenses. Funds Management has committed through May 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 0.83% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2018, the Fund’s expenses were capped at 0.65% for Class A shares.

Notes to financial statements (unaudited)	Wells Fargo Treasury Plus Money Market Fund	23

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 154 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2009	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, on the Board of Directors, Goverance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim President and Chief Executive Officer of Blue Cross Blue shield of Minnesota of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director 003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently the Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn[3] (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 77 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

[3]	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

28	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Treasury Plus Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 22-23, 2018 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Treasury Plus Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2018, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2018. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	29

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2017. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper U.S. Treasury Money Market Funds Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of than the median net operating expense ratios of the expense Groups for Service Class, Institutional Class, and Administrator Class, but higher than the median net operating expense ratios of the expense Groups for the Class A and Sweep Class. The Board noted that the net operating expense ratio caps for Class A would be reduced.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) as a whole, from providing services to the Fund and the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and recent enhancements made to the methodology. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported

30	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which Funds Management may experience economies of scale in the provision of management services, and the extent to which scale benefits, if any, would be shared with shareholders. In particular, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements, as well as investments in the business intended to enhance services available to Fund shareholders, are means of sharing potential economies of scale with shareholders of the Fund.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker/dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

314811 09-18 SA314/SAR314 07-18

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	September 24, 2018

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 24, 2018